Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (2.7%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,155
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,177
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,559
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	4,190
Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	7,634
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	8,190	8,748
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	11,050
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,852
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,171
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,532
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,442
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,509
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,144
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,137
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	855
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	6,905	6,925
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,245	7,266
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,000	7,021
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	20,000	21,287
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	20,000	21,074
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	8,040	8,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,355
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,633
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/27	1,750	1,880
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,948
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	6,807
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	802
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	872
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	588
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	408
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	428
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	366
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	520
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	414
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	412
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	613
	Birmingham AL GO, Prere.	5.000%	3/1/23	5,100	5,203
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,460
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,244
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	4,000	4,537
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,660
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,273
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,650
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,996
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,346
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,849
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,803
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	2,852
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	4,479
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	3,011
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	74,875	76,848
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	12,590	12,930
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	38,801
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	150,940	154,076
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	23,750	24,692
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	7,005	7,143
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	136,600	140,400
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	79,055	80,697
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	129,330	132,146
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	2.048%	12/1/23	9,500	9,395
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.980%	10/1/27	71,250	71,313
	Black Belt Energy Gas District PUT	5.000%	6/1/28	80,035	86,913
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	555
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	578
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	496
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,581
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,694
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,688
	Hoover City Board of Education Special Tax Revenue, Prere.	5.000%	8/15/22	325	325
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	747
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	300	340
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	400	457
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	275	314
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	567
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	395	448
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,129
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	565
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/31	365	409
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,163
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,126

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,091
Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,221
Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,246
Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,662
Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,465
Huntsville AL GO	5.000%	8/1/22	1,165	1,165
Huntsville AL GO	5.000%	5/1/24	2,410	2,551
Huntsville AL GO	5.000%	5/1/25	2,535	2,761
Huntsville AL GO	5.000%	5/1/26	2,660	2,974
Huntsville AL GO	5.000%	5/1/34	3,515	3,975
Huntsville AL GO	5.000%	5/1/35	3,690	4,164
Huntsville AL GO	5.000%	5/1/35	3,000	3,386
Huntsville AL GO	5.000%	5/1/36	3,875	4,367
Huntsville AL GO	5.000%	5/1/36	4,330	4,879
Huntsville AL GO	5.000%	5/1/36	5,055	5,814
Huntsville AL GO	5.000%	5/1/37	4,070	4,576
Huntsville AL GO	5.000%	5/1/37	3,050	3,429
Huntsville AL GO	5.000%	5/1/37	5,055	5,798
Huntsville AL GO	5.000%	5/1/38	2,270	2,547
Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,632
Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,800
Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,659
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,622
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,729
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,559
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,590
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,631
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,762
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,796
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	2,118
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,179
Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,673
Jefferson County AL GO	5.000%	4/1/26	3,610	4,014
Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	4,019
Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	6,450
Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,849
Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,941
Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	8,453
Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,547
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	7,410
Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,240
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	17,384
	Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,739
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,252
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	858
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,135
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,131
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	54,305	55,488
	Mobile County AL GO	5.000%	8/1/22	350	350
	Mobile County AL GO, Prere.	5.000%	8/1/22	300	300
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,882
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,924
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,736
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,274
	Montgomery AL GO	3.000%	12/1/33	4,780	4,751
	Montgomery AL GO	3.000%	12/1/34	3,415	3,376
	Montgomery AL GO	3.000%	12/1/35	1,500	1,460
	Montgomery AL GO	4.000%	12/1/35	500	526
	Montgomery AL GO	3.000%	12/1/37	1,000	925
	Montgomery AL GO	4.000%	12/1/37	500	519
	Montgomery AL GO	3.000%	12/1/38	1,000	916
	Montgomery AL GO	4.000%	12/1/38	500	516
	Montgomery AL GO	3.000%	12/1/39	1,000	908
	Montgomery AL GO	4.000%	12/1/40	400	407
	Morgan County Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/22	130	130
	Mountain Brook Board of Education GO	4.000%	3/1/29	150	167
	Mountain Brook Board of Education GO	4.000%	3/1/30	175	196
	Mountain Brook Board of Education GO	4.000%	3/1/31	200	225
	Mountain Brook Board of Education GO	4.000%	3/1/32	225	252
	Mountain Brook Board of Education GO	4.000%	3/1/33	200	222
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	219
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	322
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	213
	Mountain Brook Board of Education GO	3.000%	3/1/39	250	235
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	233
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	453
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	4,274
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	274,510	279,686
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	36,179
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/29	2,995	3,117
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/30	2,195	2,267
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/31	1,845	1,891
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	12/1/31	455	464
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	111,205	113,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	113,235	114,418
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	5,431
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,005	3,451
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,886
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	4,145
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	6,440
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,679
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,937
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	6,180
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,393
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,342
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	382
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,174
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,762
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,173
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,684
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,274
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	515
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	724
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	938
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	697
[4]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	254
[4]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	389
[4]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,789
[4]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,859
[4]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,270
[4]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	861
[4]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	622
[4]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,230
[4]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	470
[4]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	497
[4]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,304
[4]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,604
[4]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,482
[4]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,050
[4]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,071
					1,955,437
Alaska (0.2%)
	Alaska GO	5.000%	8/1/24	5,005	5,095
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,892
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	9,655
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,424
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	284
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,660
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,614
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,270
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,190
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,225
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	1,053
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,319
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	1,065
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	1,085
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	995
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	1,089

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,512
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,803
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	542
Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,375
Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/32	1,375	1,441
Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,235
Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,038
Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	878
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,495
Alaska Municipal Bond Bank Authority Miscellaneous Revenue, Prere.	5.000%	2/1/23	4,855	4,939
Anchorage AK Electric Power & Light Revenue, ETM	5.000%	12/1/22	450	455
Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,528
Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,840
Anchorage AK GO	5.000%	9/1/26	6,590	7,202
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,792
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,245
Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,360
Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,762
Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,457
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,450
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,855
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	16,104
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,367
Municipality of Anchorage AK GO	4.000%	9/1/33	1,230	1,358
Municipality of Anchorage AK GO	4.000%	9/1/33	725	801
Municipality of Anchorage AK GO	4.000%	9/1/34	1,000	1,095
Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,360
Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	2,099
Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	2,079
Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	1,030
Northern Tobacco Securitization Corp.	4.000%	6/1/34	1,800	1,834
Northern Tobacco Securitization Corp.	4.000%	6/1/35	2,500	2,533
Northern Tobacco Securitization Corp.	4.000%	6/1/36	2,000	2,022
Northern Tobacco Securitization Corp.	4.000%	6/1/37	1,500	1,513
Northern Tobacco Securitization Corp.	4.000%	6/1/38	2,500	2,515
Northern Tobacco Securitization Corp.	4.000%	6/1/39	1,115	1,118
Northern Tobacco Securitization Corp.	4.000%	6/1/40	1,750	1,750
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	892
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,455	1,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,179
					139,393
Arizona (1.6%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/30	300	357
	Arizona Board of Regents College & University Revenue	5.000%	7/1/31	500	602
	Arizona Board of Regents College & University Revenue	5.000%	7/1/31	500	602
	Arizona Board of Regents College & University Revenue	5.000%	7/1/32	325	392
	Arizona Board of Regents College & University Revenue	5.000%	7/1/33	500	597
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	1,190	1,406
	Arizona Board of Regents College & University Revenue	5.000%	7/1/36	1,320	1,553
	Arizona Board of Regents College & University Revenue	5.000%	7/1/36	1,700	2,000
	Arizona Board of Regents College & University Revenue	5.000%	7/1/38	1,300	1,516
	Arizona Board of Regents College & University Revenue	5.000%	7/1/38	1,150	1,341
	Arizona COP, ETM	5.000%	10/1/26	10,590	11,940
	Arizona COP, ETM	5.000%	10/1/27	13,400	15,452
	Arizona COP, ETM	5.000%	10/1/28	11,330	13,280
	Arizona COP, ETM	5.000%	10/1/29	17,350	20,673
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	6,000	6,365
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,838
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	15,410
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	8,614
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,042
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,190
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	55	58
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	170	179
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	60	64
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	170	179
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	65	69
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	160	167
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,125
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	70	75
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	190	198
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	487
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	755	738
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,292
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	70	75
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	200	208
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	931
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	325	346
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	210	218
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	782
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	315	334
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	220	228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,096
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	335	322
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	230	221
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,144
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	370	354
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	240	229
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,016
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	310	295
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	220	209
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,116
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	1,810	1,928
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	594
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	1,011
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	828
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	840
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	839
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	495	456
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	720	664
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	595	581
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	141
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	148
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	143
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	692
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	707
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	718
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	739
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	752
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	790
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	805
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,643
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,684
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	476
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,695	1,962
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	370
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,650	1,926
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	225
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,500	1,765
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	335
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,040	2,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	467
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,115	1,256
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,900	3,301
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,800	2,042
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	230
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	361
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,500	2,795
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	425
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	455
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	413
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	442
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	776
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,756
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	1,867
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	573
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,627
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,836
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	4,100
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	3,041
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,334
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,254
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,360
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	1,490	1,752
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,102
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	3,689
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	4,396
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	8,650	10,263
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	446
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	367
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	367
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	366
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	392
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	261
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	591
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	618
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	859
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	719
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	513
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	1,534
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	5,093
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	2,697
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	7,295
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	8,520
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	6,280
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	948
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	7,148
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	8,016
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	6,403
[1]	Arizona Sports & Tourism Authority Miscellanious Reveue	5.000%	7/1/29	10,000	11,398
[1]	Arizona Sports & Tourism Authority Miscellanious Reveue	5.000%	7/1/30	2,465	2,838
[1]	Arizona Sports & Tourism Authority Miscellanious Reveue	5.000%	7/1/31	6,620	7,687
	Arizona State University College & University Revenue	5.000%	7/1/26	810	907
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	3,970
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	2,018
	Arizona State University College & University Revenue	5.000%	7/1/28	840	952
	Arizona State University College & University Revenue	5.000%	7/1/30	715	757
	Arizona State University College & University Revenue	5.000%	7/1/31	725	783
	Arizona State University College & University Revenue	5.000%	7/1/32	895	966
	Arizona State University College & University Revenue	5.000%	7/1/32	780	824
	Arizona State University College & University Revenue	5.000%	7/1/33	700	755
	Arizona State University College & University Revenue	5.000%	7/1/33	750	791

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,078
Arizona State University College & University Revenue	5.000%	7/1/34	750	788
Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,383
Arizona State University College & University Revenue	5.000%	7/1/35	605	652
Arizona State University College & University Revenue	5.000%	7/1/35	750	788
Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,414
Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,051
Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,651
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	29,324
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	10,500	11,197
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	1,490	1,498
Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,145	1,152
Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	769
Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	394
Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	4,208
Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	6,109
City of Glendale sales Tax Revenue	5.000%	7/1/29	2,500	2,836
Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	2,862
Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	3,993
Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	9,479
Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,946
Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,892
Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,593
Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,800	1,911
IDA of the County of Pima health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,410
IDA of the County of Pima health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,383
IDA of the County of Pima health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,700	1,706
Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.250%	7/1/28	690	713
Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/29	480	497
Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/30	375	389
La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	370
La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	624
La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	119
La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	162
Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	3,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,212
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/32	1,500	1,516
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,330
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,822
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	510
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/35	1,100	1,114
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	813
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,573
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	5,595
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	9,044
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	11,431
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,139
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,336
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,836
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,146
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,015	1,151
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	925	1,043
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	8,114
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,232
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,105	1,241
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,098
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,020	1,143
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,454
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	894
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	704
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,756
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,727
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	770
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,386
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,000	13,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue	2.400%	6/1/35	6,500	5,399
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue	2.400%	6/1/35	9,350	7,767
	Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	12,383
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,074
	Maricopa County Special Health Care District GO	5.000%	7/1/29	5,000	5,829
	Maricopa County Special Health Care District GO	5.000%	7/1/30	3,200	3,778
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	965	1,141
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,766
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,542
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,163
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,161
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/29	875	994
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,722
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,174
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	2,010	2,197
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	2,530	2,759
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	366
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	311
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	473
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,744
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,659
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,537
[6,7]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	7,500	9,650
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	9,040	9,597
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	11,000	11,661
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,718
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	16,000	16,586
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	7,028
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	2,730	2,979
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	30,000	31,044
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,348
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	13,930

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	2,072
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	9,530	10,554
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	1,803
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	5,640
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	14,543
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	4,969
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	3,601
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	12,753
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	7,379
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	9,358
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	14,111
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,199
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	26,901
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	10,999
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	4,601
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	10,981
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	9,614
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,208
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	392
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,491
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	21,915
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	9,562
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/38	305	318
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,376
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	260
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	11,039
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	378
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	2,500	2,601
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/41	1,500	1,545
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	1,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	262
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	736
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	730
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	311
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	740
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	868
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,404
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	562
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	380	370
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	1,510	1,468
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/31	395	381
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,210
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,325
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,985	1,762
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	887
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,122
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/23	3,585	3,689
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/26	3,600	3,700
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	1,155	1,194
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,765
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,372
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,470	6,187
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	4,753
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,145	3,542
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	11,345	13,370
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,595
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	25,751
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	26,857
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	15,979

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	6,880
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	11,917
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	871
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	6,705	7,642
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/22	4,335	4,376
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	8,734
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,765
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	20,574
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	3,046
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	300
Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	5,575	6,174
Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	19,720	21,845
Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	2,012
Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,990
University of Arizona College & University Revenue	5.000%	8/1/27	940	1,079
University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,159
University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,251
University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,185
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,383
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,097
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,328
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,315
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,046
Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,564
				1,165,585
Arkansas (0.2%)
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,612
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	1,930
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,690
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,659
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,261
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,397
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,194
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,480
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,987
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,497
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,330
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,101
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,489
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,160
	Arkansas GO	3.000%	10/1/24	6,055	6,073
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	1,305	1,264
	Fort Smith School District No. 100 GO, Prere.	4.000%	8/1/23	150	154
[4]	Little Rock School District GO	2.000%	2/1/39	8,420	6,557
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,262
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,582
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	3,032
	Rogers School District No. 30 GO	3.000%	2/1/31	3,000	3,012
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	2,838
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,578
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,077
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,670	2,756
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	1,860	1,918
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	19,447
	Springdale School District No. 50 GO	3.000%	6/1/31	1,175	1,180
	Springdale School District No. 50 GO	3.000%	6/1/32	3,805	3,786
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	626
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	674
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,088
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,103
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	886
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	2,036
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,064
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	925
	University of Arkansas College & University Revenue	5.000%	3/1/32	2,185	2,511
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,102
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,580
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,317
	University of Arkansas College & University Revenue	5.000%	4/1/37	1,930	2,262
	University of Arkansas College & University Revenue, ETM	5.000%	11/1/23	1,280	1,334
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,020	2,137
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,205	2,333
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,210	3,396
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,355	3,550
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,565	2,714
					126,565
California (10.7%)
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	1,450	1,454
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,209
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,682
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	837
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	668
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,930
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	803
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	12,583
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/27	3,010	3,152
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/30	12,395	12,925
[4]	Alvord Unified School District GO	5.000%	8/1/22	105	105
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	7,392
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	4,191
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.000%	10/1/22	200	201
	Arcadia Unified School District GO, Prere.	3.500%	8/1/22	250	250
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	7,900	8,462
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,996
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	12,990	13,848
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	11,840	12,579
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	26,665
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	41,993
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	26,430	27,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20,000	20,575
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	64,058
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,550	19,757
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	54,504
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,360	33,980
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	18,941
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.630%	4/1/27	10,000	9,672
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.410%	1.740%	4/1/28	12,000	11,603
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	5/1/23	13,500	13,513
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.250%	2.580%	4/1/27	1,605	1,617
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,665	1,936
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/33	2,345	2,723
	Berkeley Unified School District GO	5.000%	8/1/22	200	200
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,259
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,530
	Bonita Unified School District GO, Prere.	5.000%	8/1/22	150	150
	Cabrillo Community College District GO	5.000%	8/1/22	295	295
	Cabrillo Community College District GO, Prere.	5.000%	8/1/22	725	725
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	62,390	64,543
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/28	56,105	58,343
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	62,305	64,167
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,300	9,930
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	662
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	559
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,350	1,379
	California Department of Water Resources Water Revenue	5.000%	12/1/22	200	202
	California Department of Water Resources Water Revenue	5.000%	12/1/32	18,000	21,686
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	84
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	35	38
	California Department of Water Resources Water Revenue, Prere.	5.000%	9/1/22	100	100
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	240	243
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	55	59
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	11
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,683
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,231
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	3,510	4,357

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	24,690	31,113
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	24,205	30,502
California GO	5.000%	8/1/22	4,880	4,880
California GO	5.000%	9/1/22	4,900	4,914
California GO	5.000%	9/1/22	5,620	5,636
California GO	5.000%	11/1/22	790	797
California GO	4.000%	12/1/22	2,150	2,169
California GO	5.000%	12/1/23	4,400	4,601
California GO	5.000%	3/1/24	20,065	21,136
California GO	5.000%	5/1/24	25,000	26,463
California GO	5.000%	10/1/25	20,000	20,452
California GO	5.000%	10/1/25	34,000	37,467
California GO	5.000%	11/1/25	33,000	35,444
California GO	5.000%	4/1/26	48,005	53,629
California GO	5.000%	10/1/26	31,195	31,886
California GO	5.000%	10/1/26	5,250	5,940
California GO	4.000%	3/1/27	795	872
California GO	5.000%	4/1/27	42,620	48,814
California GO	5.000%	4/1/27	8,085	9,260
California GO	3.500%	8/1/27	21,000	22,176
California GO	5.000%	10/1/27	11,250	11,497
California GO	5.000%	11/1/27	17,380	18,094
California GO	5.000%	4/1/28	13,190	15,390
California GO	5.000%	8/1/28	1,260	1,445
California GO	5.000%	9/1/28	18,000	21,146
California GO	5.000%	10/1/28	5,250	6,177
California GO	5.000%	11/1/28	9,175	9,550
California GO	5.000%	11/1/28	7,770	8,957
California GO	5.000%	11/1/28	29,660	34,948
California GO	5.000%	11/1/28	21,450	25,274
California GO	5.000%	12/1/28	3,575	3,731
California GO	5.000%	12/1/28	9,635	11,370
California GO	4.000%	3/1/29	370	414
California GO	5.000%	4/1/29	15,215	18,069
California GO	5.000%	9/1/29	1,830	2,050
California GO	5.000%	9/1/29	7,030	7,876
California GO	5.000%	9/1/29	12,340	14,756
California GO	5.250%	9/1/29	10,460	10,847
California GO	5.000%	10/1/29	10,000	10,686
California GO	5.000%	10/1/29	58,675	70,257
California GO	5.000%	11/1/29	4,695	5,629
California GO	5.000%	4/1/30	4,910	5,815
California GO	5.000%	4/1/30	5,645	6,812
California GO	5.000%	5/1/30	30,000	31,638
California GO	4.000%	8/1/30	12,400	13,262
California GO	5.000%	8/1/30	15,000	16,734
California GO	5.000%	8/1/30	10,000	11,156
California GO	5.000%	9/1/30	16,075	19,516
California GO	5.000%	10/1/30	1,485	1,805
California GO	5.000%	10/1/30	3,275	3,981
California GO	5.000%	11/1/30	39,530	48,108
California GO	3.500%	12/1/30	7,500	7,600
California GO	5.000%	3/1/31	2,665	3,189
California GO	5.000%	4/1/31	23,625	28,834
California GO	4.000%	8/1/31	27,000	28,619
California GO	4.000%	9/1/31	8,610	9,135

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/31	18,545	22,758
California GO	5.000%	10/1/31	24,000	25,557
California GO	5.000%	10/1/31	11,975	14,239
California GO	5.000%	11/1/31	10,000	11,415
California GO	5.000%	2/1/32	50,640	51,411
California GO	5.000%	4/1/32	26,035	30,618
California GO	5.000%	4/1/32	5,855	7,241
California GO	4.000%	8/1/32	8,000	8,458
California GO	4.000%	9/1/32	5,000	5,292
California GO	5.000%	9/1/32	6,000	7,328
California GO	5.000%	10/1/32	11,000	11,699
California GO	5.000%	10/1/32	7,690	9,119
California GO	4.000%	11/1/32	4,805	5,160
California GO	5.000%	12/1/32	1,000	1,105
California GO	5.000%	4/1/33	12,000	14,007
California GO	4.000%	8/1/33	26,000	27,340
California GO	5.000%	8/1/33	14,000	15,518
California GO	4.000%	9/1/33	26,050	27,409
California GO	3.000%	10/1/33	9,000	9,022
California GO	5.000%	10/1/33	6,000	6,373
California GO	3.000%	11/1/33	2,620	2,625
California GO	4.000%	8/1/34	5,030	5,256
California GO	5.000%	9/1/34	1,655	1,831
California GO	3.000%	10/1/34	25,075	24,727
California GO	5.000%	10/1/34	10,000	10,614
California GO	3.000%	11/1/34	3,200	3,153
California GO	5.000%	11/1/34	5,660	6,695
California GO	5.000%	11/1/34	2,590	3,063
California GO	5.000%	12/1/34	900	990
California GO	5.000%	4/1/35	3,750	4,290
California GO	4.000%	9/1/35	8,000	8,344
California GO	4.000%	9/1/35	10,000	10,431
California GO	3.000%	10/1/35	61,285	59,878
California GO	3.000%	11/1/35	2,300	2,245
California GO	4.000%	11/1/35	2,090	2,248
California GO	5.000%	11/1/35	24,035	28,359
California GO	4.000%	3/1/36	28,680	30,630
California GO	3.000%	10/1/36	6,015	5,765
California GO	4.000%	10/1/36	10,650	11,441
California GO	4.000%	10/1/36	2,590	2,782
California GO	5.000%	12/1/36	1,000	1,175
California GO	3.000%	10/1/37	6,800	6,417
California GO	5.000%	10/1/37	7,000	8,318
California GO	4.000%	3/1/38	4,930	5,224
California GO	4.000%	11/1/40	1,825	1,926
California GO	4.000%	10/1/41	22,760	23,991
California GO	4.000%	4/1/42	5,000	5,289
California GO	5.000%	4/1/42	6,000	6,694
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	5,000	5,036
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,000	5,033
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,495
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,845	3,869
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,320
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,261
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,551
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,417
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,552
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,466
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,718
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,316
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,680
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,177
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	35,465
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,947
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,000	1,008
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,876
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,110	5,214
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	32,695	37,215
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,075	1,082
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,095	5,137
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,815	43,510
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	43,150	46,620
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	37,575	44,248
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	5.000%	10/1/25	38,350	42,136
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	71,775	73,523
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,437	17,836
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	11,276	10,653
[3]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.680%	8/1/24	5,500	5,437
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/22	100	101
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,507
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	21,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	6/1/26	3,600	3,551
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	1,030	1,164
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	5,175	5,833
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	10/1/22	100	101
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,093
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/32	2,190	2,367
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	1,888
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/26	275	259
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	29,980	7,728
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,552
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/23	130	133
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	750	780
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	963
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,672
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,534
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,131
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/27	1,325	1,420
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,463
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	17,184
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	6,250	7,410
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	11,700	13,975
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	7,000	8,420
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	4,800	5,808
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	9,500	11,567
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	16,875	20,614
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	9,000	10,882
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	13,250	15,887
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/34	1,500	1,774
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	16,750	19,867
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/35	1,500	1,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	17,500	20,669
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	18,500	21,751
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,202
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,322
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	3,995
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,081
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,402
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	300	303
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	8,775
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	21,210
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	2,100	2,458
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	2,615	3,040
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	2,580	2,988
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/35	5,365	6,193
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/36	3,100	3,567
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/22	125	126
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	9/1/22	125	125
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	2,560	3,032
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	4,675	5,495
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	5/1/35	6,585	7,112
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	4,875	5,702
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	15,523
[8]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,125	3,284
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,801

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	3,030	3,212
California State University College & University Revenue	5.000%	11/1/28	3,570	3,969
California State University College & University Revenue	5.000%	11/1/30	8,400	9,492
California State University College & University Revenue	5.000%	11/1/30	2,025	2,238
California State University College & University Revenue	5.000%	11/1/31	5,955	6,707
California State University College & University Revenue	5.000%	11/1/31	4,600	5,071
California State University College & University Revenue	5.000%	11/1/32	2,555	2,870
California State University College & University Revenue	5.000%	11/1/32	10,000	10,998
California State University College & University Revenue	5.000%	11/1/33	8,010	8,970
California State University College & University Revenue	5.000%	11/1/33	1,000	1,120
California State University College & University Revenue	4.000%	11/1/34	2,000	2,080
California State University College & University Revenue	5.000%	11/1/34	10,270	11,476
California State University College & University Revenue	4.000%	11/1/35	2,000	2,069
California State University College & University Revenue	5.000%	11/1/35	12,825	14,309
California State University College & University Revenue	5.000%	11/1/35	4,645	5,349
California State University College & University Revenue	5.000%	11/1/36	12,660	14,093
California State University College & University Revenue	5.000%	11/1/36	7,165	8,233
California State University College & University Revenue	5.000%	11/1/37	9,290	10,071
California State University College & University Revenue	5.000%	11/1/38	10,000	11,439
California State University College & University Revenue	3.000%	11/1/41	1,585	1,394
California State University College & University Revenue	5.000%	11/1/41	12,445	13,516
California State University College & University Revenue, Prere.	3.750%	11/1/22	100	101
California State University College & University Revenue, Prere.	5.000%	11/1/22	245	247
California State University College & University Revenue, Prere.	5.000%	11/1/22	250	252
California State University College & University Revenue, Prere.	5.000%	11/1/24	380	408
California State University College & University Revenue, Prere.	5.000%	11/1/24	410	441
California State University College & University Revenue, Prere.	5.000%	11/1/24	500	537
California State University College & University Revenue, Prere.	5.000%	11/1/24	530	569
California State University College & University Revenue, Prere.	5.000%	11/1/24	460	494
California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	22,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue, Prere.	5.000%	11/1/24	19,590	21,050
	California State University College & University Revenue, Prere.	5.000%	11/1/24	23,690	25,455
	California State University College & University Revenue, Prere.	5.000%	11/1/24	24,505	26,331
	California State University College & University Revenue, Prere.	5.000%	11/1/24	195	210
	California State University College & University Revenue, Prere.	5.000%	11/1/24	125	134
	California State University College & University Revenue, Prere.	5.000%	11/1/24	9,835	10,568
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,280	4,599
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,790
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,191
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,080
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,186
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,622
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	970	1,086
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,055
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,007
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,180	41,427
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	24,771
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	33,049
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,046
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,056
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,057
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,097
	Cerritos Community College District GO	0.000%	8/1/28	1,000	857
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cerritos Community College District GO	0.000%	8/1/31	1,000	768
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,327
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,941
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,561
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,396
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,000	7,245
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	15,000	15,525
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	5,375	5,563
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	17,000	17,595
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	110	114
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,327
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,123
	Chico Unified School District GO	4.000%	8/1/22	100	100
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	876
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,557
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,415
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	963
[4]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,772
[4]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,796
[4]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,914
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,120
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,201
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,248
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,366
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,435
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,495
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,562
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,505
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,713
[9]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,330
[4]	Coachella Valley Unified School District GO, Prere.	5.000%	8/1/22	735	735
	Concord CA COP	2.125%	4/1/41	2,275	1,755
	Contra Costa Community College District GO	4.000%	8/1/22	1,115	1,115
	Contra Costa Community College District GO, Prere.	3.000%	8/1/22	250	250
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	165	165
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	325	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,070
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,105
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,140
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	325	332
	Contra Costa Water District Water Revenue	5.000%	10/1/22	500	503
	Corona-Norco Unified School District GO	4.000%	8/1/35	5,240	5,440
	Corona-Norco Unified School District GO	4.000%	8/1/36	5,550	5,732
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	21,055	16,972
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,580	7,729
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,970	4,008
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,570
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	9,409
	Cupertino Union School District GO, Prere.	5.000%	8/1/22	1,000	1,000
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,375	2,374
	Desert Community College District GO	4.000%	8/1/36	300	312
	Desert Community College District GO	4.000%	8/1/38	655	674
	Desert Community College District GO	4.000%	8/1/40	500	512
	Desert Sands Unified School District GO	5.000%	8/1/32	1,500	1,683
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,460
	Desert Sands Unified School District GO	5.000%	8/1/34	1,030	1,148
[4]	Downey Unified School District GO	2.000%	8/1/38	1,080	843
[4]	Downey Unified School District GO	2.000%	8/1/39	1,005	773
[4]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,931
[4]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,307
	Dry Creek Joint Elementary School District GO	4.000%	8/1/22	150	150
[4]	Earlimart School District GO, Prere.	5.000%	8/1/22	300	300
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10,900	12,385
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	8,657
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,305
	East Side Union High School District GO	4.000%	8/1/22	275	275
	East Side Union High School District GO	5.000%	8/1/26	2,575	2,661
	East Side Union High School District GO	5.000%	8/1/27	2,000	2,067
	East Side Union High School District GO	5.000%	8/1/28	3,000	3,100
	East Side Union High School District GO	2.000%	8/1/33	6,695	5,952
[4]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,942
	East Side Union High School District GO	2.000%	8/1/34	8,120	7,124
[4]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,498
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,505	5,739
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	7,810	8,086
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	225	242
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	315	339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	1.430%	7/1/24	4,000	3,963
	El Camino Community College District Foundation GO	4.000%	8/1/22	650	650
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,884
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	3,060	3,225
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,308
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,134
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,277
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	800
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,058
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	812
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,262
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,230
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,892
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,473
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,812
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,628
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,906
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,691
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,423
	Foothill-De Anza Community College District GO	5.000%	8/1/22	350	350
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/32	9,280	6,890
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	843
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	638
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,115
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	2,046	2,092
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	21,363
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,166
	Fortuna Elementary School District GO	4.000%	8/1/22	80	80
	Fremont Unified School District/Alameda County CA GO, Prere.	4.000%	8/1/22	110	110
	Fremont Unified School District/Alameda County CA GO, Prere.	4.250%	8/1/22	400	400
	Fremont Unified School District/Alameda County CA GO, Prere.	5.000%	8/1/22	145	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont Unified School District/Alameda County CA GO, Prere.	5.000%	8/1/22	150	150
	Fremont Unified School District/Alameda County CA GO, Prere.	5.000%	8/1/22	500	500
	Fremont Union High School District GO	5.000%	8/1/22	200	200
	Fresno Unified School District GO	4.000%	8/1/34	450	481
	Fresno Unified School District GO	4.000%	8/1/35	300	318
	Fresno Unified School District GO	3.000%	8/1/36	1,000	968
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,310
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	5,433
	Gavilan Joint Community College District GO	5.000%	8/1/31	6,000	6,474
[6]	Gilroy Unified School District GO	0.000%	8/1/30	5,390	4,265
[6]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,485
[6]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	211
	Glendale Community College District GO, Prere.	4.000%	8/1/22	500	500
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	9,025	9,854
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,649
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,542
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	46,060
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	10,760	11,748
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	5,000	5,847
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	4,445	5,198
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	10,010	11,705
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	28,302
[4]	Hayward Unified School District GO	5.000%	8/1/28	2,720	2,887
[4]	Hayward Unified School District GO	5.000%	8/1/28	3,795	4,028
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,744
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,315	4,599
	Huntington Beach City School District GO	4.000%	8/1/36	1,000	1,043
	Huntington Beach City School District GO	4.000%	8/1/37	1,000	1,039
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,939
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,118
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,089
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,286
	Kern Community College District GO	5.000%	8/1/22	325	325
[4]	Kern Community College District GO	0.000%	11/1/26	10,210	9,218
	Kern Community College District GO	3.000%	8/1/40	3,030	2,723
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,063
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,406
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,315
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,686
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	3,125	3,342
	Liberty Union High School District GO, Prere.	5.000%	8/1/22	185	185
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	340	351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	178
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	265
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/22	3,535	3,567
[4]	Long Beach CA Airport System Revenue	5.000%	6/1/40	300	343
[4]	Long Beach CA Airport System Revenue	5.000%	6/1/40	1,000	1,144
	Long Beach Unified School District GO	5.000%	8/1/22	175	175
[6]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,958
[6]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,337
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,851
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	9,309
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	28,000	28,695
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	21,000	21,978
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	20,931
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	24,895	26,557
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,140	3,350
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	30,500	32,536
[2,5]	Los Angeles CA Local or Guaranteed Housing Revenue VRDO TOB	1.730%	8/4/22	7,000	7,000
	Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	21,253
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,635	12,232
	Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	14,439
	Los Angeles CA Unified School District GO	3.000%	7/1/31	16,935	17,061
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,720	6,737
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,200	2,435
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,277
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,400	2,331
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	30,318
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,600	6,974
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,725	5,036
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	28,550
	Los Angeles CA Unified School District GO	4.000%	7/1/37	9,000	9,392
	Los Angeles CA Unified School District GO	4.000%	7/1/37	4,625	4,859
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,939
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	4,725
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,263
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,735
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	5,280	5,890
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	6,450	7,841
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	2,780
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,130
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,233

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,322
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,214
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,423
Los Angeles Community College District GO	5.000%	8/1/22	200	200
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	9,651
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	10,332
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	18,138
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	21,331
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,954
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10,000	11,251
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	16,694
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	20,698
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	16,965	18,671
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	11,853
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	10,661
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	14,050
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	23,695	25,844
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	655	771
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	18,901
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,751
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	4,687
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	17,928
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	22,927
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	9,960	11,780
Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/31	9,630	11,835
Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/34	7,655	9,246
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,195	1,427
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,510	1,830
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,745	2,135
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	2,365	2,875

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	3,515	4,244
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	3,500	4,204
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,425	2,905
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	9,528
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,054
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	2,400	2,839
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,750	5,604
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	865	882
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5,575	6,540
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	5,965	6,980
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	2,500	2,917
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/27	1,475	1,475
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/32	3,000	3,000
Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/28	3,630	4,266
Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/29	5,745	6,845
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	20,000	23,453
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	60	70
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	14,765	17,545
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	250	296
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,192
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	200	238
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	5,000	5,849
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	500	603
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,199
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	550	659
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	10,000	11,456
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	13,140	15,170
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,230	4,884
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	735	870
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	2,691

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,403
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,121
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,412
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	870	910
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	8,065
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,017
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	400	415
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,130
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	10,921
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	5,194
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	1,500	1,555
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	21,322
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	5,374
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,099
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	30,000	30,661
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,555
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	11,243
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,265
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,415	1,741
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	4,500	5,313
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	5,250	6,184
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,275	1,497
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,000	2,383
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,000	3,512
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,000	4,745
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,015	1,196
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	6,094
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,000	3,473
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,883
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	42,560	48,802

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,905	5,665
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	9,000	10,466
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,090	1,285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,569
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	5,095	5,870
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,500	5,221
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,000	7,033
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	7,985	8,471
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	25,385	26,159
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	25,445
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	40,782
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	17,905
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	19,396
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	12,234
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	839
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	11,849
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	12,243
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	7,075	8,016
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,255	1,330
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	22,715	23,355
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	11,185	11,490
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,350
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,774
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,764
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,972
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	20,428
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	12,505	14,886
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	24,352
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	10,000	11,865
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	19,458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	12,411
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	14,215	16,797
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	9,000	10,599
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	14,070	16,525
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	32,290	37,117
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	19,383
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	2,120	2,274
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	21,825	25,498
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	40,179
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	7,787
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,640
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	11,087
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	4,537
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	9,530	9,957
	Los Angeles Unified School District GO	4.000%	7/1/38	7,905	8,216
	Los Angeles Unified School District GO	4.000%	7/1/39	6,000	6,189
	Los Angeles Unified School District GO	4.000%	7/1/40	4,670	4,803
	Los Angeles Unified School District GO	4.000%	7/1/41	2,400	2,461
	Los Rios Community College District GO	4.000%	8/1/25	800	856
	Marin Community College District GO, Prere.	4.000%	8/1/22	125	125
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,028
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,105
[9]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,430
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	2,035	2,396
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	1,145	1,373
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/34	1,500	1,843
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	11,636
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	5,500	5,482
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	4,700	4,685
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	5,500	5,482
	Midpeninsula Regional Open Space District Miscellaneous Revenue, Prere.	4.000%	9/1/22	100	100
	Millbrae CA Wastewater Sewer Revenue	5.000%	12/1/22	175	177
	Milpitas Unified School District GO	2.000%	8/1/40	3,130	2,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milpitas Unified School District GO, Prere.	5.000%	8/1/22	225	225
	Miracosta Community College District GO	4.000%	8/1/22	200	200
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	7,910	7,910
[11]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,328
	Mount San Jacinto Community College District GO	4.000%	8/1/22	140	140
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,000	1,022
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,615
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	17,926
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue, ETM	5.000%	11/1/22	235	237
	Napa Valley Community College District GO	4.000%	8/1/29	6,065	6,409
	Napa Valley Community College District GO	4.000%	8/1/32	6,000	6,300
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	2,655	2,721
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	5,130	5,257
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	6,000	6,149
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/27	2,275	2,374
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/28	2,235	2,329
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	10,235
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	2,000	2,395
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,500	1,504
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,070
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,285	1,333
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,302
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,250	2,326
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,100	3,193
[4]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	9,945	8,898
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,612
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,425	4,532
	Ohlone Community College District GO, Prere.	5.000%	8/1/22	585	585
	Ohlone Community College District GO, Prere.	5.000%	8/1/22	150	150
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	14,000	16,097
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	18,560
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,850	11,256
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	11,462
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	14,213
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	8,025	9,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/31	2,460	2,616
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/34	1,800	1,913
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/35	1,955	2,076
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,797
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	17,495
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	16,243
[6]	Palomar Health GO	0.000%	8/1/30	7,000	5,397
[6]	Palomar Health GO	0.000%	8/1/32	9,300	6,619
	Palomar Health GO	4.000%	8/1/34	5,725	5,887
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,405
	Pasadena Area Community College District GO	5.000%	8/1/22	150	150
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/41	5,590	6,511
	Peralta Community College District GO	5.000%	8/1/27	7,605	8,685
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,178
	Peralta Community College District GO	5.000%	8/1/28	9,110	10,535
	Peralta Community College District GO	5.000%	8/1/29	10,745	12,579
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,141
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,247
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,345
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,440
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,495
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	916
	Pleasanton Unified School District GO	4.000%	8/1/22	80	80
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/24	3,550	3,809
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/25	5,580	6,140
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,401
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,396
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,279
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,127
[4]	Poway Unified School District GO	0.000%	8/1/31	10,000	7,816
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,498
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,426
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,886
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	6,690	6,939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	15,860	16,450
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,131
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,305
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,383
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	7,082
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,575	10,571
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	12,070	13,326
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	3,495	3,859
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,550
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,180
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,204
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,129
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,045	4,124
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,395
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,198
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,085	1,107
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,663
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,129
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	3,987
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,483
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,799
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,632
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,868
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,980	5,134
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	7,593
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	185	191
[9]	Rocklin Unified School District GO	0.000%	8/1/22	5,450	5,450
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,489
[4]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,597
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	140	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	300
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	380
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	174
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/32	200	216
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/36	500	520
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,731
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,049
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,240	1,293
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	1,889
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,200
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,447
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,232
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,000	2,111
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,082
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/31	3,000	3,164
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,199
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	120	120
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,960	2,028
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,221
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,366
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,448
[4]	San Bernardino Community College District GO	0.000%	8/1/22	3,535	3,535
	San Bernardino Community College District GO	5.000%	8/1/22	150	150
[4]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,914
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	105	108
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	2,555	2,798
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	115	126
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	8,755	9,734
	San Diego CA Unified School District GO	0.000%	7/1/30	11,270	9,128
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	632
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,000
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	860
	San Diego Community College District GO	5.000%	8/1/22	335	335
	San Diego Community College District GO, Prere.	5.000%	8/1/22	175	175
	San Diego Community College District GO, Prere.	5.000%	8/1/22	175	175

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Community College District GO, Prere.	5.000%	8/1/23	110	114
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	867
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	583
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,900	2,217
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,721
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,141
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	625	729
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,095	2,406
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,446
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,511
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,519
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	875	903
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,417
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,206
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	875	900
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,529
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,575
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,543
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,675	1,881
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,881
San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	2,450	2,457
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,000	1,182
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,700	1,997
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	1,000	1,171
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,855	2,152
San Diego County Water Authority Water Revenue, Prere.	5.000%	11/1/22	1,220	1,231
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,449
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/22	1,940	1,954
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/40	2,750	3,138
San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/39	1,000	1,045

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	9,521
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	5,679
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,805	5,269
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	17,304
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	13,790
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	13,178
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	10,068
San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	200	200
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/22	400	400
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/22	375	375
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/22	350	350
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	3,000	3,086
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	3,250	3,140
San Francisco CA City & County COP	5.000%	4/1/28	10,790	11,815
San Francisco CA City & County COP	4.000%	4/1/30	16,775	17,524
San Francisco CA City & County COP	4.000%	4/1/33	12,465	12,991
San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,691
San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,307
San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,783
San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,272
San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,889
San Francisco CA City & County COP	4.000%	4/1/37	2,865	2,989
San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,094
San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,177
San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,085
San Francisco CA City & County COP	4.000%	4/1/40	2,000	2,074
San Francisco CA City & County COP	4.000%	4/1/41	2,000	2,070
San Francisco CA City & County GO	5.000%	6/15/27	7,500	7,719
San Francisco CA City & County GO	4.000%	6/15/28	25,000	25,432
San Francisco CA City & County GO	4.000%	6/15/29	15,000	15,240
San Francisco CA City & County GO	5.000%	6/15/29	4,350	5,184
San Francisco CA City & County GO	5.000%	6/15/32	2,750	3,385
San Francisco CA City & County GO	4.000%	6/15/36	7,230	7,646
San Francisco CA City & County GO	4.000%	6/15/37	7,520	7,908
San Francisco CA City & County GO	4.000%	6/15/38	3,960	4,141
San Francisco CA City & County GO	4.000%	6/15/38	7,820	8,177
San Francisco CA City & County GO	4.000%	6/15/38	2,830	2,959
San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,294
San Francisco CA City & County GO	4.000%	6/15/39	8,130	8,484
San Francisco CA City & County GO	4.000%	6/15/39	2,945	3,073
San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,367
San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,587
San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,177
San Francisco CA City & County GO	4.000%	6/15/41	2,455	2,544
San Francisco CA City & County GO	4.000%	6/15/41	3,795	3,932
San Francisco CA City & County GO	4.000%	6/15/41	3,185	3,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	1.730%	8/4/22	39,965	39,965
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	8,713
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	2,026
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,185	7,989
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,153
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,255	22,859
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	11,353
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	15,838
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	3,000	3,474
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	12,358
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	4,855	5,586
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	4,000	4,584
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/22	100	101
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	70,000	67,088
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	9,803
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	2,545	2,763
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,435
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,277
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	10,369
	San Francisco Unified School District GO	4.000%	6/15/31	8,455	9,159
	San Francisco Unified School District GO	4.000%	6/15/31	5,615	6,083
	San Francisco Unified School District GO	4.000%	6/15/32	5,935	6,418
	San Francisco Unified School District GO	4.000%	6/15/32	3,840	4,153
	San Francisco Unified School District GO	4.000%	6/15/33	8,885	9,343
	San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,602
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,670	1,862
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	2,953
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,312
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	2,831
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	3,602
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,565	3,923
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	2,500	2,794
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,029
	San Jose CA GO	5.000%	9/1/22	350	351
	San Jose Evergreen Community College District GO	5.000%	9/1/22	280	281
	San Jose Evergreen Community College District GO	5.000%	9/1/22	200	201
	San Jose Evergreen Community College District GO, Prere.	4.000%	8/1/22	200	200
	San Jose Evergreen Community College District GO, Prere.	5.000%	8/1/22	100	100
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	2,935
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,219
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,310
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,615
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,684
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	4,106
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	3.000%	6/1/23	125	127
	San Jose School District GO	5.000%	8/1/22	490	490
[9]	San Jose Unified School District GO	0.000%	8/1/30	3,775	2,992
	San Juan Unified School District GO, Prere.	5.000%	8/1/22	105	105
	San Juan Unified School District GO, Prere.	5.000%	8/1/22	195	195
	San Leandro Unified School District GO	4.000%	8/1/22	180	180
	San Lorenzo Unified School District GO	4.000%	8/1/35	300	315
	San Lorenzo Unified School District GO	4.000%	8/1/37	385	399
	San Lorenzo Unified School District GO	4.000%	8/1/39	675	694
	San Lorenzo Unified School District GO	4.000%	8/1/41	485	495
	San Marcos Public Facilities Authority Special Tax Revenue, Prere.	5.000%	9/1/22	1,000	1,003
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,691
	San Mateo County Community College District GO, Prere.	5.000%	9/1/22	100	100
	San Mateo County Community College District GO, Prere.	5.000%	9/1/22	285	286
	San Mateo Foster City School District GO	3.000%	8/1/39	555	521
	San Mateo Foster City School District GO	3.000%	8/1/39	555	521
	San Mateo Foster City School District GO	3.000%	8/1/40	560	521
	San Mateo Foster City School District GO	3.000%	8/1/41	500	462
	San Mateo Foster City School District GO	3.000%	8/1/41	585	540
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,117
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/28	2,520	2,663
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,768
	San Mateo Union High School District GO	5.000%	9/1/22	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,215
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	2,882
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,765
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,538
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	3,385	3,503
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	1,080	1,118
	San Ramon Valley Unified School District GO, Prere.	4.000%	8/1/22	160	160
	San Ramon Valley Unified School District GO, Prere.	5.000%	8/1/22	350	350
	San Ramon Valley Unified School District GO, Prere.	5.000%	8/1/22	220	220
[1]	San Ysidro School District COP, Prere.	5.000%	9/1/22	100	100
	Santa Ana Financing Authority Water Revenue	5.000%	9/1/22	100	100
[9]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,710
[9]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,731
	Santa Barbara Unified School District GO, Prere.	5.250%	8/1/23	115	119
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,847
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,046
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	4,005
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,738
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	10,446
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	8,015
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	10,516
	Santa Clara Unified School District GO	3.000%	7/1/32	3,000	3,026
	Santa Clara Unified School District GO	3.000%	7/1/34	4,435	4,419
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,008
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,481
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,087
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,125
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,098
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,087
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,630
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,630
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/32	2,000	2,181
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/33	2,000	2,177
[1]	Santa Cruz Libraries Facilities Financing Authority Special Tax Revenue	5.000%	9/1/22	340	341
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica Community College District GO	5.000%	8/1/24	100	106
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,247
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,218
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	10,383
	Santa Monica Community College District GO, Prere.	5.000%	8/1/23	5,145	5,325
[10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	9,894
	Santa Rosa CA Wastewater Sewer Revenue, Prere.	5.000%	9/1/22	350	351
	Santa Rosa CA Wastewater Sewer Revenue, Prere.	5.000%	9/1/22	125	125
	Santa Rosa CA Wastewater Sewer Revenue, Prere.	5.000%	9/1/22	155	155
[1]	Santa Rosa Elementary School District GO, Prere.	3.625%	8/1/22	250	250
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,607
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,514
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,678
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,288
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	6,303
[9]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	4,907
[4]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,090
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	6/1/37	750	852
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	6/1/39	1,000	1,129
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	5,000	5,210
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/30	5,930	6,431
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/32	5,045	5,424
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	9,695	10,387
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/36	1,640	1,754
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,677
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	494
	State Center Community College District GO	3.000%	8/1/22	500	500
	State Center Community College District GO	5.000%	8/1/29	6,005	6,537
	State Center Community College District GO	5.000%	8/1/31	5,070	5,471
	State Center Community College District GO, Prere.	5.000%	8/1/22	300	300
[4]	Stockton Unified School District GO	4.000%	8/1/38	1,230	1,282
[4]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,503
[4]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,446
	Sunnyvale School District GO, Prere.	4.000%	9/1/22	250	251
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,496
	Tahoe-Truckee Unified School District GO	5.000%	8/1/29	440	489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	893
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	674
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,192
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,761
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,059
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,033
[9]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,478
[9]	Union Elementary School District GO	0.000%	9/1/28	4,625	3,965
[9]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,379
	University of California College & University Revenue	5.000%	5/15/27	5,100	5,548
	University of California College & University Revenue	5.000%	5/15/28	17,945	18,396
	University of California College & University Revenue	5.000%	5/15/28	5,550	6,026
	University of California College & University Revenue	5.000%	5/15/28	12,500	13,557
	University of California College & University Revenue	5.000%	5/15/29	19,020	20,579
	University of California College & University Revenue	5.000%	5/15/29	1,750	2,069
	University of California College & University Revenue	5.000%	5/15/30	70	79
	University of California College & University Revenue	5.000%	5/15/30	4,450	5,326
	University of California College & University Revenue	4.000%	5/15/31	18,505	20,212
	University of California College & University Revenue	5.000%	5/15/31	11,205	12,026
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,331
	University of California College & University Revenue	5.000%	5/15/32	4,060	4,371
	University of California College & University Revenue	5.000%	5/15/32	9,025	10,402
	University of California College & University Revenue	5.000%	5/15/32	3,500	4,266
	University of California College & University Revenue	4.000%	5/15/33	28,500	30,308
	University of California College & University Revenue	5.000%	5/15/33	25,000	25,601
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,590
	University of California College & University Revenue	4.000%	5/15/34	28,825	30,381
	University of California College & University Revenue	4.000%	5/15/34	17,000	17,372
	University of California College & University Revenue	5.000%	5/15/34	38,420	39,340
	University of California College & University Revenue	5.000%	5/15/34	5,625	6,401
	University of California College & University Revenue	5.000%	5/15/34	7,000	8,205
	University of California College & University Revenue	5.000%	5/15/34	2,100	2,533
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,928
	University of California College & University Revenue	5.000%	5/15/35	6,025	6,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/35	3,000	3,604
	University of California College & University Revenue	4.000%	5/15/36	14,890	15,864
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,843
	University of California College & University Revenue	5.000%	5/15/36	9,010	10,194
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,499
	University of California College & University Revenue	5.000%	5/15/36	10,500	12,582
	University of California College & University Revenue	4.000%	5/15/37	12,000	12,753
	University of California College & University Revenue	5.000%	5/15/37	6,640	7,465
	University of California College & University Revenue	5.000%	5/15/37	10,000	11,929
	University of California College & University Revenue	4.000%	5/15/38	12,300	12,990
	University of California College & University Revenue	5.000%	5/15/38	1,850	2,075
	University of California College & University Revenue	5.000%	5/15/38	16,000	18,992
	University of California College & University Revenue	4.000%	5/15/39	13,500	14,156
	University of California College & University Revenue	5.000%	5/15/39	10,000	11,555
	University of California College & University Revenue	5.000%	5/15/39	3,235	3,817
	University of California College & University Revenue	4.000%	5/15/40	17,905	18,666
	University of California College & University Revenue	5.000%	5/15/40	2,695	3,171
	University of California College & University Revenue	4.000%	5/15/41	15,000	15,594
	University of California College & University Revenue	5.000%	5/15/41	8,000	9,179
	University of California College & University Revenue	5.000%	5/15/41	3,175	3,726
	University of California College & University Revenue	5.000%	5/15/42	2,190	2,563
	University of California College & University Revenue PUT	5.000%	5/15/23	30,485	31,227
	University of California College & University Revenue, Prere.	5.000%	5/15/23	8,050	8,268
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	7,000	8,133
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	11,551
	University of California Regts Medical Center Pooled Revenue	5.000%	5/15/37	15,000	17,556
[1]	Vacaville Unified School District GO	5.000%	8/1/22	100	100
	Ventura County Community College District GO	0.000%	8/1/23	6,155	6,041
	Ventura County Community College District GO	0.000%	8/1/24	8,150	7,831
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventura County Community College District GO	0.000%	8/1/26	8,500	7,742
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,527
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,051
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,051
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,051
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	225	227
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	10/1/22	350	351
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	844
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	726
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	596
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	467
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	6,629
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	7,325
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,889
	Vista Unified School District GO, Prere.	5.000%	8/1/22	460	460
	West Basin Municipal Water District Water Revenue	5.000%	8/1/24	200	213
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	100	112
	West Basin Municipal Water District Water Revenue	5.000%	8/1/28	265	308
	West Basin Municipal Water District Water Revenue	5.000%	8/1/29	275	325
	West Contra Costa Unified School District GO	5.000%	8/1/27	2,405	2,561
[9]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,460
	West Contra Costa Unified School District GO	5.000%	8/1/29	3,500	3,727
[4,7]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	10,711
[9]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,081
[4,7]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	13,194
[6]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,398
[9]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,508
[6]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	1,970
[9]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	11,331
[4]	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	6,270	6,270
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	130	130
[4]	West Sacramento Financing Authority Water Revenue, Prere.	5.000%	10/1/22	140	141
[4]	West Sacramento Financing Authority Water Revenue, Prere.	5.000%	10/1/22	200	201
[4]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,003
	Yosemite Community College District GO, Prere.	3.000%	8/1/22	100	100
					7,880,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado (1.9%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,750	1,950
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/32	7,210	8,019
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,505
	Adams & Weld Counties School District No. 27J Brighton	4.000%	12/1/38	5,480	5,761
	Adams & Weld Counties School District No. 27J Brighton	4.000%	12/1/39	3,645	3,816
	Adams 12 Five Star Schools GO	5.000%	12/15/28	3,000	3,368
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	11,108
	Adams County CO COP	5.000%	12/1/30	600	658
	Adams County CO COP	5.000%	12/1/33	1,040	1,131
	Adams County CO COP	5.000%	12/1/34	790	858
	Arapahoe County School District No. 6 Littleton GO	5.000%	12/1/22	135	137
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	4,279
	Aurora CO COP	5.000%	12/1/31	845	990
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,000	3,369
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	15	17
	Boulder Valley School District No. Re-2 Boulder GO	6.000%	12/1/22	175	178
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,409
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	9,574
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	10,040
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,352
	Broomfield CO City & County Water Revenue	4.000%	12/1/37	2,060	2,232
	Broomfield CO City & County Water Revenue	4.000%	12/1/39	5,055	5,288
	Broomfield CO City & County Water Revenue	4.000%	12/1/40	3,305	3,447
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	639
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	629
	Colorado COP	5.250%	11/1/23	5,080	5,310
	Colorado COP	5.000%	12/15/32	10,000	11,795
	Colorado COP	5.000%	12/15/32	7,000	8,358
	Colorado COP	5.000%	3/15/33	1,350	1,544
	Colorado COP	4.000%	12/15/33	23,200	24,688
	Colorado COP	5.000%	3/15/34	1,385	1,579
	Colorado COP	4.000%	12/15/34	16,040	16,878
	Colorado COP	5.000%	3/15/35	1,285	1,461
	Colorado COP	4.000%	12/15/35	11,375	11,872
	Colorado COP	5.000%	3/15/36	2,840	3,223
	Colorado COP	6.000%	12/15/36	3,200	4,105
	Colorado COP	4.000%	3/15/37	1,870	1,943
	Colorado COP	4.000%	6/15/37	1,030	1,058
	Colorado COP	3.000%	12/15/37	10,000	8,843
	Colorado COP	4.000%	12/15/37	9,540	9,819
	Colorado COP	6.000%	12/15/37	10,000	12,780
	Colorado COP	4.000%	3/15/38	2,760	2,859
	Colorado COP	4.000%	6/15/38	1,345	1,377
	Colorado COP	6.000%	12/15/38	7,890	10,057
	Colorado COP	4.000%	3/15/39	7,135	7,321
	Colorado COP	4.000%	3/15/39	5,765	5,952
	Colorado COP	4.000%	6/15/39	1,020	1,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado COP	4.000%	12/15/39	5,500	5,610
	Colorado COP	4.000%	6/15/40	1,320	1,343
	Colorado COP	4.000%	3/15/41	5,000	5,133
	Colorado COP	4.000%	6/15/41	1,300	1,320
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	2,073
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	5,252
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	4,041
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	128
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	175	159
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	937
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,091
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	1,000	1,052
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	1,123
[8]	Colorado Health Facilities Authority	5.000%	5/15/31	3,500	4,177
[8]	Colorado Health Facilities Authority	5.000%	5/15/32	3,000	3,631
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,053
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,610
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	610
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,669
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	766
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	1,957
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	580
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	885	995
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,319
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,000	3,297
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,439
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,100	4,535
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,258
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	897

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,074
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	579
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	415
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,340
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	5,583
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	793
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	478
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,740
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,518
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,595
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,456
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	906
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,174
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,393
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,129
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,471
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,736
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,117
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,447
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,328
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,094
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,214
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	7,019
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	819
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,965
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	6,754
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,474
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	1,826
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	19,543
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,650	1,772
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	12,207
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	415	371
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	646
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	664
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	730	687
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	760	709
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	728
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	659
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,525
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	9,128
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,810
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,907
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	19,510	20,295
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	11,100	11,749
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	7,000	7,525
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,665	23,133
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,070	11,275
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	50,250
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	915	1,016
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,164
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/9/22	350	352
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	125	126
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	6,750	6,828
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,025	2,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	8,385	8,498
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,595
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,822
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,361
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,424
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,000	3,406
	Colorado Higher Education COP	5.000%	11/1/22	100	101
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	8,915	8,919
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/22	130	131
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	290	340
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	690
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	737
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	2,195	2,350
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,045
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,450	1,511
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	7,080	7,406
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	1,700	1,766
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	170	172
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/31	2,415	2,568
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/33	2,410	2,563
	Copperleaf Metropolitan District No. 3 GO, Prere.	5.000%	12/1/22	500	521
	Copperleaf Metropolitan District No. 3 GO, Prere.	5.125%	12/1/22	500	521
	Denver City & County School District No. 1 GO	4.000%	12/1/31	7,000	7,373
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	5,662
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	12,710
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	16,207
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	26,004
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	835
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,096
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,300
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,293
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,279
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,687
	Denver CO City & County Airport System	5.000%	11/15/39	1,295	1,493
	Denver CO City & County Airport System	5.000%	11/15/40	575	658

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15,190	15,338
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	4,685
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	855
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,158
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	636
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,192
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	897
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	14,969
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,102
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,560
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	958
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,965
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,035	6,972
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	2,195	2,578
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,327
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	7,367
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	8,340
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	675
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,698
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,245
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	8,098
Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,046
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,283
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	6,146
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,666
Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	5,750	5,808
Denver CO City & County GO	5.000%	8/1/22	4,365	4,365
Denver CO City & County GO	5.000%	8/1/22	7,125	7,125
Denver CO City & County GO	5.000%	8/1/22	1,000	1,000
Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	782
Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	748
Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,529
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,498
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/34	1,000	1,106
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,098
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,083
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,593
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	2,030	2,099
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/32	11,425	13,170
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/33	7,360	8,453
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	668
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	555
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/31	550	606
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/22	11,315	11,298
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	15,075
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,033
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,152
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	19,324
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	6,987
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,519
[3]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	1.878%	9/1/24	2,600	2,579
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	5,133
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	8,294
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,649
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,692
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,548
	El Paso County School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,220
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,235
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,966
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,213
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,210
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	620	627
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	710	718
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,292
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	8,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,573
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	920
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	800
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,832
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,886
	Greeley CO Water Water Revenue	5.000%	8/1/25	2,770	3,029
	Greeley CO Water Water Revenue	5.000%	8/1/28	1,125	1,308
	Gunnison Watershed School District No. Re 1J GO, Prere.	4.000%	12/1/24	100	105
	Harmony Technology Park Metropolitan District GO, Prere.	4.500%	12/1/22	500	520
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	559
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	224
[4]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,803
[4]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	876
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,092
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	20,482
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	26,527
	Larimer County CO COP	4.000%	12/1/32	1,000	1,086
	Larimer County CO COP	4.000%	12/1/34	2,740	2,935
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,622
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/30	3,010	3,503
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/32	3,000	3,245
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,705
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,583
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	6,035	6,957
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,329
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	2,075
	Mesa County Valley School District No. 51 Grand Junction GO	5.000%	12/1/22	150	152
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	9,820	9,845
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,582
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,093
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,172
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,624
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,165
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,348
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,213
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,261
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	1,260	1,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pueblo County CO COP, Prere.	5.000%	9/15/22	250	251
	Regional Transportation District COP	5.000%	6/1/27	2,000	2,237
	Regional Transportation District COP	5.000%	6/1/28	4,370	4,953
	Regional Transportation District COP	5.000%	6/1/29	4,455	5,082
	Regional Transportation District COP	5.000%	6/1/30	3,565	4,034
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,379
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	828
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,108
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	667
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	557
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	783
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	613
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	890
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	888
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	1,700	1,745
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,029
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	1,100	1,118
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	3,044
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	1,027
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	7,367
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.000%	11/1/40	13,600	14,189
	Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	700	706
	Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	300	303
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	580
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	913
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,281
	Thornton CO COP	4.000%	12/1/35	3,940	4,173
	Thornton CO COP	4.000%	12/1/36	4,100	4,323
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	4,598
	University of Colorado College & University Revenue	5.000%	6/1/30	2,535	2,836
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,816
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,437
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	20,885
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,623
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	5,830
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,589
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,119
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,384
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,990
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,100	11,173
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,708
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	9,298
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,250	6,301
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	243
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/28	250	274
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	246
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	257
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	267
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/31	265	289
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	289
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/32	160	174
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	293
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	325
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	114
	Village Metropolitan District GO	4.150%	12/1/30	975	969
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,983
	Weld County School District No. 6 Greeley GO	4.000%	12/1/35	4,050	4,377
	Weld County School District No. 6 Greeley GO	4.000%	12/1/36	4,200	4,505
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	2,849
[4]	Westminster Public Schools COP	5.000%	12/1/30	635	733
[4]	Westminster Public Schools COP	5.000%	12/1/32	310	355
[4]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,961
[4]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,143
[4]	Westminster Public Schools COP	5.000%	12/1/35	775	878
[4]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,368
	Westminster Public Schools GO	5.000%	12/1/22	4,000	4,047
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/37	3,580	3,792
					1,363,332
Connecticut (1.4%)
	Connecticut GO	5.000%	9/15/22	6,830	6,860
	Connecticut GO	4.000%	3/1/23	100	102
	Connecticut GO	5.000%	3/15/23	9,555	9,767
	Connecticut GO	5.000%	11/15/23	7,715	8,051
	Connecticut GO	5.000%	11/15/23	14,275	14,897
	Connecticut GO	5.000%	3/15/24	10,000	10,541
	Connecticut GO	5.000%	5/15/24	4,500	4,766
	Connecticut GO	5.000%	9/1/24	20,000	21,357
	Connecticut GO	5.000%	11/15/24	6,440	6,917
	Connecticut GO	5.000%	11/15/24	10,025	10,767
	Connecticut GO	5.000%	2/15/25	11,830	12,779
	Connecticut GO	5.000%	3/1/25	19,440	19,817
	Connecticut GO	5.000%	6/15/25	1,025	1,117
	Connecticut GO	5.000%	9/1/25	19,395	20,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	6/15/26	2,665	2,903
	Connecticut GO	5.000%	9/1/26	13,170	14,026
	Connecticut GO	5.000%	2/15/27	12,000	13,567
	Connecticut GO	5.000%	3/15/27	9,800	10,591
	Connecticut GO	4.000%	9/15/27	3,000	3,009
	Connecticut GO	4.000%	6/1/28	3,000	3,299
	Connecticut GO	5.000%	8/15/28	550	611
	Connecticut GO	4.000%	1/15/29	3,075	3,376
	Connecticut GO	4.000%	6/1/29	6,500	7,159
	Connecticut GO	4.000%	1/15/30	5,840	6,417
	Connecticut GO	5.000%	3/1/30	8,900	9,322
	Connecticut GO	5.000%	6/15/30	500	595
	Connecticut GO	5.000%	7/15/30	5,000	5,958
	Connecticut GO	5.000%	9/15/30	770	920
	Connecticut GO	4.000%	6/1/31	1,850	2,017
	Connecticut GO	5.000%	6/15/31	500	600
	Connecticut GO	5.000%	9/15/31	1,000	1,203
	Connecticut GO	4.000%	6/1/32	1,000	1,076
	Connecticut GO	5.000%	6/15/32	500	603
	Connecticut GO	5.000%	8/15/32	20,000	20,617
	Connecticut GO	5.000%	9/15/32	325	393
	Connecticut GO	3.000%	1/15/33	12,000	11,929
	Connecticut GO	5.000%	6/15/33	8,000	8,427
	Connecticut GO	5.000%	6/15/33	300	358
	Connecticut GO	5.000%	10/15/33	12,000	13,096
	Connecticut GO	3.000%	1/15/34	2,000	1,963
	Connecticut GO	4.000%	3/15/34	7,500	7,779
	Connecticut GO	4.000%	6/15/34	18,000	18,514
	Connecticut GO	5.000%	6/15/34	350	415
	Connecticut GO	5.000%	11/15/34	10,000	10,816
	Connecticut GO	3.000%	1/15/35	9,810	9,399
	Connecticut GO	4.000%	1/15/35	3,885	4,100
	Connecticut GO	4.000%	1/15/35	2,720	2,871
	Connecticut GO	4.000%	3/15/35	27,500	28,334
	Connecticut GO	5.000%	4/15/35	1,000	1,096
	Connecticut GO	5.000%	6/15/35	350	412
	Connecticut GO	5.000%	11/15/35	5,000	5,402
	Connecticut GO	3.000%	1/15/36	8,800	8,342
	Connecticut GO	4.000%	6/1/36	4,000	4,140
	Connecticut GO	4.000%	6/15/36	1,055	1,097
	Connecticut GO	5.000%	6/15/36	350	409
	Connecticut GO	3.000%	1/15/37	6,955	6,549
[1]	Connecticut GO	4.000%	1/15/37	6,500	6,770
	Connecticut GO	4.000%	6/15/37	990	1,023
	Connecticut GO	5.000%	6/15/37	250	290
	Connecticut GO	3.000%	1/15/38	12,025	11,125
	Connecticut GO	4.000%	6/1/38	9,375	9,672
	Connecticut GO	5.000%	6/15/38	400	460
	Connecticut GO	3.000%	1/15/39	11,890	10,912
	Connecticut GO	3.000%	6/1/39	2,500	2,285
	Connecticut GO	4.000%	6/1/39	3,000	3,086
	Connecticut GO	5.000%	6/1/40	750	846
	Connecticut GO	5.000%	6/15/40	500	570
	Connecticut GO	5.000%	6/15/42	600	680
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	5,160	5,159
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	5,000	5,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	20,455	20,739
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,000	3,196
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	8,225	8,338
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	15,030	15,234
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	3,500	4,086
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	620	733
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	3,500	4,141
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	1,000	1,013
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	24,412
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,632
[1]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,825	6,419
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	10,105	11,590
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,491
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	12,080	13,755
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	16,862
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	6,000	7,065
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,961
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	20,258
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	2,040
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	11,087
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	4,000	4,156
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,605
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,090	4,227
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,200	1,360
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	4,180	4,315
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	6,500	6,699
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	9,345	9,628
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,810
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	6,220	6,396
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	8,360	8,568

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	5,766
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	5,606
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,198
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,219
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	455
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,194
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	561
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,025	1,157
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,584
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	515
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,247
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,593
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	922
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,577
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	583
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	487
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	469
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	974
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,685
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	9,166
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	16,368

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	15,898
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	30,194
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,867
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,081
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,803
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,415	1,465
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,494
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	2,900	2,989
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	11,261
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,900	6,479
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,059
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,114
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,850	1,858
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,053
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	4,200	4,208
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,297
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	12,901
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	3,520
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,458
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,682
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	7,150	7,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,468
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,510
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,252
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,275	2,276
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	4,060	3,477
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	973
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	6,585	6,804
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,392
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	859
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	485
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	854
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	732
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	844
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	642
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,488
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,246
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	2,010
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,198
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,217
	Guilford CT GO	5.000%	8/1/22	400	400
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	12,286
	Metropolitan Council GO	4.000%	9/1/38	4,185	4,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Council GO	4.000%	9/1/39	4,220	4,353
	Metropolitan District GO	5.000%	7/15/26	1,000	1,118
	Metropolitan District GO	5.000%	7/15/27	1,640	1,871
	Metropolitan District GO	5.000%	7/15/29	1,845	2,123
	Metropolitan District GO	5.000%	7/15/30	1,360	1,553
	Metropolitan District GO	5.000%	7/15/30	3,575	4,148
	Metropolitan District GO	5.000%	7/15/31	1,520	1,729
	Metropolitan District GO	5.000%	7/15/31	2,190	2,522
	Metropolitan District GO	5.000%	7/15/32	1,765	2,000
	Metropolitan District GO	5.000%	7/15/32	2,000	2,301
	Metropolitan District GO	5.000%	7/15/33	1,325	1,513
	Metropolitan District GO	5.000%	7/15/33	1,000	1,142
	Metropolitan District GO	5.000%	7/15/34	1,425	1,622
	Metropolitan District GO	5.000%	7/15/34	1,000	1,138
	Metropolitan District GO	4.000%	7/15/35	1,880	1,978
	Metropolitan District GO	4.000%	7/15/36	1,425	1,488
	Metropolitan District GO	4.000%	7/15/36	1,200	1,253
	Metropolitan District GO	4.000%	7/15/37	2,030	2,103
	Metropolitan District GO	4.000%	7/15/38	1,115	1,146
	Metropolitan District GO	4.000%	7/15/39	500	513
	Metropolitan District GO	4.000%	7/15/39	1,050	1,077
	South Central Connecticut Regional Water Authority Water Revenue, Prere.	5.000%	8/1/22	160	160
[1]	Stratford CT GO	4.000%	1/1/35	3,890	4,032
[1]	Stratford CT GO	4.000%	1/1/36	3,890	4,014
[1]	Stratford CT GO	4.000%	1/1/37	3,890	3,997
[1]	Stratford CT GO	4.000%	1/1/38	3,890	3,975
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,125
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,182
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	8,570
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,550
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,617
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,454
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,809
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,287
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	3,085
	University of Connecticut College & University Revenue	5.000%	4/15/32	1,580	1,775
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,724
					1,050,798
Delaware (0.1%)
	Delaware GO	5.000%	8/1/22	130	130
	Delaware GO	5.000%	2/1/25	2,010	2,177
	Delaware GO	5.000%	1/1/26	2,000	2,218
	Delaware GO	5.000%	2/1/26	3,045	3,385
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/29	270	316
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/30	320	379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/31	310	371
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/32	485	576
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/33	415	489
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/34	440	516
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/35	310	329
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/36	340	357
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	390	426
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	444
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	670	763
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/30	1,000	1,153
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	910	1,065
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	805	949
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	800	938
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,828
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,949
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	7,578
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	10,631
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,761
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,220
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,329
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,298
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,296
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	7,141
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,510
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	9,028
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,391
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/32	2,000	2,334
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/33	2,000	2,323
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/34	2,000	2,314
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,730

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Delaware College & University Revenue	5.000%	11/1/33	1,645	1,994
University of Delaware College & University Revenue	5.000%	11/1/36	510	628
University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,656
University of Delaware College & University Revenue	5.000%	11/1/37	550	675
University of Delaware College & University Revenue	5.000%	11/1/38	535	655
University of Delaware College & University Revenue	5.000%	11/1/39	850	1,042
University of Delaware College & University Revenue	5.000%	11/1/40	510	625
University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,635
University of Delaware College & University Revenue VRDO	1.900%	8/1/22	2,450	2,450
Wilmington DE GO	4.000%	1/1/30	850	955
				96,957
District of Columbia (1.0%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,154
District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	1,038
District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	1,003
District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,304
District of Columbia College & University Revenue	5.000%	4/1/30	250	285
District of Columbia College & University Revenue	5.000%	4/1/31	250	288
District of Columbia College & University Revenue	4.000%	4/1/32	250	262
District of Columbia College & University Revenue	4.000%	4/1/33	280	292
District of Columbia College & University Revenue	4.000%	4/1/34	300	311
District of Columbia College & University Revenue	4.000%	4/1/35	300	307
District of Columbia College & University Revenue	5.000%	10/1/35	1,285	1,289
District of Columbia College & University Revenue	4.000%	4/1/36	350	356
District of Columbia College & University Revenue	3.000%	4/1/37	515	465
District of Columbia College & University Revenue	3.000%	4/1/38	915	817
District of Columbia GO	5.000%	2/1/28	660	765
District of Columbia GO	5.000%	6/1/28	2,175	2,474
District of Columbia GO	5.000%	2/1/29	865	1,020
District of Columbia GO	5.000%	6/1/29	1,065	1,206
District of Columbia GO	5.000%	6/1/30	5,450	6,088
District of Columbia GO	5.000%	6/1/31	7,645	8,003
District of Columbia GO	5.000%	6/1/31	6,280	6,574
District of Columbia GO	5.000%	6/1/31	5,530	6,160
District of Columbia GO	5.000%	6/1/31	7,425	8,349
District of Columbia GO	5.000%	6/1/32	9,630	10,067
District of Columbia GO	5.000%	6/1/32	4,520	4,725
District of Columbia GO	5.000%	6/1/32	9,000	9,876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/32	8,395	9,318
	District of Columbia GO	5.000%	10/15/32	10,000	11,623
	District of Columbia GO	4.000%	6/1/33	7,020	7,352
	District of Columbia GO	5.000%	6/1/33	19,325	21,375
	District of Columbia GO	5.000%	6/1/34	12,500	13,788
	District of Columbia GO	5.000%	6/1/34	5,115	5,691
	District of Columbia GO	5.000%	6/1/35	4,500	4,948
	District of Columbia GO	5.000%	6/1/35	18,355	20,385
	District of Columbia GO	4.000%	2/1/36	2,600	2,757
	District of Columbia GO	4.000%	2/1/36	900	954
	District of Columbia GO	4.000%	6/1/36	2,870	2,978
	District of Columbia GO	5.000%	6/1/36	4,540	4,986
	District of Columbia GO	5.000%	6/1/36	17,380	19,275
	District of Columbia GO	5.000%	6/1/36	11,250	12,477
	District of Columbia GO	5.000%	6/1/36	1,000	1,125
	District of Columbia GO	4.000%	2/1/37	250	264
	District of Columbia GO	4.000%	2/1/37	9,080	9,597
	District of Columbia GO	5.000%	6/1/37	3,395	3,751
	District of Columbia GO	5.000%	10/15/37	17,475	19,879
	District of Columbia GO	5.000%	6/1/38	11,045	12,140
	District of Columbia GO	5.000%	6/1/38	11,485	12,840
	District of Columbia GO	5.000%	10/15/38	16,125	18,277
	District of Columbia GO	4.000%	2/1/39	3,000	3,151
	District of Columbia GO	5.000%	6/1/41	3,395	3,666
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,345
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,495	1,475
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,503
	District of Columbia Income Tax Revenue	5.000%	12/1/22	3,725	3,770
	District of Columbia Income Tax Revenue	5.000%	5/1/23	100	103
	District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,072
	District of Columbia Income Tax Revenue	5.000%	10/1/25	24,975	27,456
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,708
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,441
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,981
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	6,141
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/32	7,000	8,710
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	8,190
	District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	17,017
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/33	9,250	11,351
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	15,048
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	17,680
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	18,144
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,233
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	10,222
	District of Columbia Income Tax Revenue	3.000%	3/1/38	1,000	904
	District of Columbia Income Tax Revenue	4.000%	3/1/39	2,000	2,068
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,526
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,431
	District of Columbia Telecom Revenue, Prere.	4.000%	4/1/23	130	132
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,446
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	9,595	9,638
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,022
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	6,400
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	1,083
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	7,640
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,770
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	10,019
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,144
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	684
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,783
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,253
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,661
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,511
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,242
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,169
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,010
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,255
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	43,700	21,427
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,006
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,282
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,000
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,221
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,879
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,661
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,571
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,443
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,316
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,800
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,231
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	1.660%	8/1/22	1,100	1,100
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,191
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,304

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	7,265
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	6,206
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	8,465
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	587
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/31	1,250	1,482
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/32	1,285	1,517
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,051
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	1,052
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,034
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	514
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	2,500	2,668
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/34	2,000	2,102
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	3,040	3,165
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,551
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	773
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,250	1,281
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,266
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	2,400	2,794
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/29	11,375	13,460
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,570	4,168
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	6,000	6,407
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/34	5,750	6,692
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/35	15,450	16,263
Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	4,000	3,843
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	1,750	1,805
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	1,500	1,542
Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,500	5,011
				716,881
Florida (4.5%)
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	416
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,063
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	652
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,433
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	963
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,404
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	157
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	586
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,167
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	23,027
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	476
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,500	3,330
[4]	Alachua County School Board	5.000%	7/1/30	4,150	4,884
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,174
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,134
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	5,717
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,133
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	5,989
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,561
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,299
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,376
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	2,855
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	6,082
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,571
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,453
[8]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	739
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,124
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	4,723
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	9,446
[8]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,629
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	8,134
[8]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,741
[8]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,820
[8]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	878
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	5,541
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	6,745
	Brevard County School District COP	5.000%	7/1/25	1,000	1,029
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,011
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,745	2,761
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,785	5,819
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,000	5,030
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	7,538
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	7,957
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	8,391
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/36	9,900	11,646
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/37	10,390	12,140
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/38	7,500	8,734
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/39	11,400	13,241
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	4,121
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,798
	Broward County FL School District COP	5.000%	7/1/26	15,315	17,083
	Broward County FL School District GO	5.000%	7/1/33	5,605	6,365
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	781
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/40	700	730
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	1,400	1,453
	Broward FL Airport System County Port, Airport & Marina Revenue	5.000%	10/1/22	2,435	2,449
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,461
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,250
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,568
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,458
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,117
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	783
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,766
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,124
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	3,510	3,707
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,048
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,880	1,968
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,865	4,036
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,095
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	400	407
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,816
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	316
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	2,920
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,967
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	6,286
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,848
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,580
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,500	2,942
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	4,325	5,144
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	6,749
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,799
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,427
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,660	5,504
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/34	5,250	5,668
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	7,732
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	5,336
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	10,169
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	6,151
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,320
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,564
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	1,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,996
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	22,118
[4,11]	Cityplace Community Development District, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,860
[4,11]	Cityplace Community Development District, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	3,903
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/31	1,715	2,026
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	246
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	243
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	329
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,367
	Duval County Public Schools COP	5.000%	7/1/33	14,415	15,569
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,587
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,633
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,943
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,473
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,214
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	4,206
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,486
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	7,563
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,570	3,877
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,473
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,265	6,775
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	10,000	10,787
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,841
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	500	575
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,375	1,613
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,445	1,707
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/32	1,520	1,813
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,600	1,897
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,685	1,989
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,765	2,077
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,855	1,967
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,930	2,016
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,141
	Florida Department of Management Services COP	4.000%	11/1/34	7,790	8,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Transportation Lease (Appropriations) Revenue	3.000%	7/1/35	1,870	1,826
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/32	9,255	10,102
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,465
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,744
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,278
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,893
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,356
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	12,026
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	5,436
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	6,454
	Florida Department of Transportation Turnpike System Revenue	4.000%	7/1/42	3,245	3,329
[5]	Florida Development Finance Corp.	5.250%	6/15/29	1,000	1,006
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	161
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	206
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	940	912
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	208
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/31	345	345
[8]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/31	325	339
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	4,129
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	435	450
[8]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	460	453
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	410	443
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	980	1,049
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,090	1,157
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	809
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	844
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,000	1,053
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,723
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	352
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	322
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,600	1,707
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,225	2,363
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,640	3,705
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	2,300	2,434
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	200	192
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	2,877
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	2,717
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,500	2,503
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	2,270
	Florida GO	6.000%	6/1/23	7,000	7,261
	Florida GO	5.000%	7/1/26	5,540	6,222
	Florida GO	5.000%	7/1/27	5,000	5,595
	Florida GO	4.000%	6/1/29	2,700	2,903
	Florida GO	5.000%	6/1/29	10,090	11,945
	Florida GO	4.000%	6/1/30	2,590	2,791
	Florida GO	4.000%	6/1/32	16,000	16,808
	Florida GO	4.000%	6/1/32	45	49
	Florida GO	4.000%	6/1/33	5,570	5,885
	Florida GO	5.000%	6/1/33	9,945	12,363
	Florida GO	4.000%	6/1/35	4,000	4,232
	Florida GO	4.000%	6/1/36	17,715	18,682
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,057
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,656
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,063
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,027
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,338
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	449
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	264
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	492
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	367
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,142
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	371
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,134

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	403
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,332
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	685
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	843
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	375
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	895
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	679
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	948
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	556
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	686
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,519
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,157
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,157
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,405
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,749
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,930
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,052
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,850
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,432
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,658
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,391
Florida Lottery Revenue	5.000%	7/1/26	3,520	3,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Lottery Revenue	5.000%	7/1/26	25,950	29,081
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	1,870
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,148
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	1,928
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,157
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,492
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,888
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,502
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,760
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,702
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	11,047
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	9,389
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	5,755
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,714
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	3,095	3,496
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	1,340	1,506
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/31	2,000	2,371
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,796
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	4,930
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/38	4,840	4,997
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,576
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,196
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/31	200	236
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/32	175	208
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/33	200	236
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/34	325	382
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/35	250	292
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/36	475	554
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/37	425	494
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/39	475	547
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/40	500	575
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/41	550	630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/42	400	457
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	3,110	3,497
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,185	3,661
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,696
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	8,048
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,508
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,585
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,584
	Gainesville FL Utilities System Revenue Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	762
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	990	993
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	813
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	2,778
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,353
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,165
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,467
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,584
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,267
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,442
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,163
[4]	Hernando County School District COP	5.000%	7/1/27	6,000	6,690
[4]	Hernando County School District COP	5.000%	7/1/31	5,925	6,538
[1]	Herons Glen Recreation District	2.500%	5/1/28	345	343
[1]	Herons Glen Recreation District	2.500%	5/1/29	355	350
[1]	Herons Glen Recreation District	2.500%	5/1/30	365	354
[1]	Herons Glen Recreation District	2.500%	5/1/31	375	356
[1]	Herons Glen Recreation District	3.000%	5/1/32	285	287
[1]	Herons Glen Recreation District	3.000%	5/1/33	300	298
[1]	Herons Glen Recreation District	3.000%	5/1/34	245	241
[1]	Herons Glen Recreation District	3.000%	5/1/35	255	249
[1]	Herons Glen Recreation District	3.000%	5/1/36	260	252
[1]	Herons Glen Recreation District	2.500%	5/1/40	1,200	985
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,250	1,431
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,069
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,188
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,671
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,284
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	31,414
[2,5]	Hillsborough County FL Local or Guaranteed Housing Revenue VRDO TOB	1.730%	8/4/22	2,750	2,750
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,661
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	27,629
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,183
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,905
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/30	9,300	10,576
	Hillsborough County School Board COP	5.000%	7/1/27	1,360	1,525
	Hillsborough County School Board COP	5.000%	7/1/29	3,050	3,495
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	5,680	6,400
	Jacksonville FL General Fund Revenue	5.000%	10/1/28	1,505	1,747
	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,459
	Jacksonville FL General Fund Revenue	5.000%	10/1/30	3,000	3,575
	Jacksonville FL General Fund Revenue	5.000%	10/1/31	1,240	1,491
	Jacksonville FL General Fund Revenue	5.000%	10/1/32	1,600	1,944
	Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	2,050
	Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,173
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,129
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,538
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,278
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,279
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	2,080
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,118
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,863
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,796
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,084
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,317
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,562
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,825
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	6,114
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,144
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,639
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,144

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/25	4,550	4,576
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	8,248
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	5,060	5,797
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	9,712
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,913
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,974
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	8,125
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,362
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	8,251
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,344
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	2,000	2,230
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	10,055
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/32	1,750	1,760
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,294
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,871
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,248
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,357
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,254
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,708
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,278
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,364
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,750
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,783
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	16,689
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	8,397
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,801
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	11,299
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,101
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,853
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	640
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	8,092
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,843
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,937
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	10,063
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	8,026
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,056
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,385
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	4,004
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,619
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,545

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,426
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,092
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	7,038
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	3,032
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,151
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,791
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,605
JEA Electric System Electric Power & Light Revenue VRDO	1.970%	8/1/22	1,875	1,875
JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/22	655	659
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	2,665	2,681
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	4,360	4,386
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	285	287
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	755	759
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	465	468
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,305	1,313
JEA Water & Sewer System Revenue Water Revenue, ETM	5.000%	10/1/22	155	156
JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,388
JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	24,116
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,672
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,591
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,410
JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	6,363
JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,031
JEA Water & Sewer System Water Revenue	4.000%	10/1/30	3,000	3,083
JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,186
JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,835
JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,409
JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,334
JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,167
JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	8,327
JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,366
JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,922
JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,046
JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,034
JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	6,189
JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,107
JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,715
JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,211
JEA Water & Sewer System Water Revenue	4.000%	10/1/39	3,000	3,085
JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,339
JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	655
JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,511
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,664
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,332
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,507
	Kissimmee FL Sales Tax Revenue	5.000%	10/1/22	150	151
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,200	1,178
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,588
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,863
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,176
[4]	Lake County School Board COP	5.000%	6/1/31	5,000	5,393
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/31	500	501
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/37	1,670	1,727
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	1,185	1,217
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,429
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,433
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,174
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,491
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	4,030
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,364
	Lee County FL Appropriations Revenue	5.000%	10/1/22	1,785	1,796
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	2,858
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	370	377
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	555	560
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	375	377
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	2,355	2,331
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,066
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,255
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,516
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,939
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,065
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,065
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,064

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lee County IDA Health, Hospital, Nursing Home Revenue	3.750%	10/1/27	1,710	1,689
Lee County School Board COP	5.000%	8/1/22	1,600	1,600
Lee County School Board COP	5.000%	8/1/23	1,150	1,190
Lee County School Board COP	5.000%	8/1/27	5,010	5,304
Lee County School Board COP	5.000%	8/1/28	4,080	4,313
Lee County School Board COP	5.000%	8/1/34	3,500	3,832
Lee County School Board COP	5.000%	8/1/35	4,270	4,672
Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,496
Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	8,177
Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	4,364
Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,905
Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	6,185
Manatee County FL Appropriations Revenue	5.000%	10/1/22	1,255	1,262
Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,378
Manatee County FL Appropriations Revenue	5.000%	10/1/26	1,520	1,581
Manatee County FL Appropriations Revenue	5.000%	10/1/27	1,580	1,643
Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,439
Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,084
Miami Beach FL GO	3.000%	5/1/32	4,440	4,472
Miami Beach FL GO	3.000%	5/1/33	2,340	2,345
Miami Beach FL GO	5.000%	5/1/34	2,920	3,352
Miami Beach FL GO	5.000%	5/1/35	4,000	4,572
Miami Beach FL GO	5.000%	5/1/36	2,700	3,073
Miami Beach FL GO	5.000%	5/1/37	5,695	6,472
Miami Beach FL GO	5.000%	5/1/38	5,980	6,767
Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,184
Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	2,080
Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,188
Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	2,027
Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,451
Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,715
Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,774
Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,745
Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,937
Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,465
Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,505
Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,685
Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,387
Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,553
Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,690
Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,879
Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,124
Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	823
Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,140
Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,381
Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,000	3,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	857
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,037
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,820	2,849
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,355	1,369
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,176
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,426
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,180
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,345
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,087
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,212
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,613
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,462
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,622
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,972
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,363
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,569
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,246
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,611
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,528
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,270	6,603
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	6,106
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,617
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,668
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,316
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	2,054
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,334
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,775
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,095
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	646
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,668

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,738
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	649
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	4,135
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,866
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	16,825
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,976
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	15,289
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	9,414
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	2,300	2,477
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/31	6,270	6,755
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/32	4,775	5,130
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	7,255
Miami-Dade County FL Appropriations Revenue	4.000%	4/1/30	12,555	13,265
Miami-Dade County FL Appropriations Revenue	4.000%	4/1/31	11,270	11,867
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,150
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	7,381
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,164
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,308
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,000	3,424
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,829
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,648
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,294
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	3,084
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,276
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,303
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,300
Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,156
Miami-Dade County FL GO	5.000%	7/1/23	100	103
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,187
Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,646
Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,823
Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,141
Miami-Dade County FL GO	3.000%	7/1/33	10,030	10,096
Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,402

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,453
Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,469
Miami-Dade County FL GO	5.000%	7/1/39	6,485	7,313
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,012
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	3,000	3,018
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	8,840	8,893
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,000	4,024
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/32	3,285	3,797
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/34	3,150	3,388
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	3,625	4,146
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	4,915	5,622
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/35	3,275	3,473
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/35	5,675	6,468
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/36	3,405	3,567
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/36	5,955	6,762
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/37	3,540	3,659
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	3,195	3,618
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	5,000	5,661
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	4,405	4,975
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	6,565	7,415
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	4,625	5,214
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	6,895	7,773
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/42	7,295	7,420
Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/29	2,500	2,757
Miami-Dade County FL Recreational Revenue	0.000%	10/1/29	5,000	3,993
Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	2,155	1,580
Miami-Dade County FL Recreational Revenue	0.000%	10/1/32	2,890	2,024
Miami-Dade County FL Recreational Revenue	0.000%	10/1/39	14,500	7,206
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	9,967
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,601
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,537
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	7,597
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	10,772
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,500	12,366

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	10,832
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	11,549
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	10,405
Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	2,650	2,556
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	23,025	23,817
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	3,627
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	11,850
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	6,028
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	19,001
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	5,272
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	4,775	4,885
Miami-Dade County FL Water Revenue	5.000%	10/1/30	3,265	3,880
Miami-Dade County FL Water Revenue	5.000%	10/1/31	2,075	2,491
Miami-Dade County FL Water Revenue	5.000%	10/1/32	2,300	2,727
Miami-Dade County FL Water Revenue	4.000%	10/1/33	2,040	2,198
Miami-Dade County FL Water Revenue	4.000%	10/1/34	5,260	5,576
Miami-Dade County FL Water Revenue	4.000%	10/1/35	7,000	7,346
Miami-Dade County FL Water Revenue	4.000%	10/1/37	7,765	8,040
Miami-Dade County FL Water Revenue	4.000%	10/1/38	3,875	3,999
Miami-Dade County FL Water Revenue	4.000%	10/1/39	9,325	9,591
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	683
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	571
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,034
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,097
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,073
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,290	3,304
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,430
Miami-Dade County School Board COP	5.000%	11/1/26	8,020	8,540
Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,624
Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,647
Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,579
Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,221
Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,300	2,410
Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,600	2,724
Miami-Dade FL County Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,455
Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,270
Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	5,515	5,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	10,000	10,107
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	10,335	10,368
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	5,000	4,966
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,127
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,836
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,335
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,876
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,748
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,219
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,406
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,377
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,855
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,199
	North Miami Beach FL Water Revenue, Prere.	5.000%	8/1/22	105	105
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	6,223
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,807
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	7,117
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,087
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,585
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,096
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,806
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,434
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	8,170
	Okaloosa County School Board COP	5.000%	10/1/25	595	651
	Okaloosa County School Board COP	5.000%	10/1/27	995	1,137
	Okaloosa County School Board COP	5.000%	10/1/28	1,340	1,545
	Okaloosa County School Board COP	5.000%	10/1/29	3,265	3,822
	Okaloosa County School Board COP	5.000%	10/1/30	2,450	2,903
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	7,514
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,468
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	1,485	1,713
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,753
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,302
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,613
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,520
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,807
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	5,017
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,299
	Orange County School Board COP	5.000%	8/1/22	110	110
	Orange County School Board COP	5.000%	8/1/33	21,500	23,749
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,226
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,424
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,450
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,560
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,519
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,293
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,295
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	6,095
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,334
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,435
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,451
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,221
	Orlando Utilities Commission Electric Power & Light Revenue	5.250%	10/1/22	3,270	3,291
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,682
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	14,750	12,759
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	13,030	13,442
[11]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,120
[11]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,608
[11]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,921
[11]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,321
[11]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,397
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	786
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,057
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	549

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,072
Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	655
Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,356
Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	543
Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,559
Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	541
Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,266
Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	862
Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,398
Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,395
Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,352
Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	750
Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,447
Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	748
Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,567
Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,071
Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,277
Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,627
Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,695
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	3,990	3,835
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	681
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	589
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	676
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,159
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	260	291
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,111
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,213
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,662
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	800	865
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,577
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,099

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,420
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	770	827
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,586
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	435	465
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,909
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	400	426
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	400	424
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	427
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	420	444
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	560	590
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/22	910	921
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/23	1,250	1,306
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,074
Palm Beach County School District COP	5.000%	8/1/22	285	285
Palm Beach County School District COP	5.000%	8/1/26	2,080	2,327
Palm Beach County School District COP	5.000%	8/1/28	6,115	6,115
Palm Beach County School District COP	5.000%	8/1/29	5,970	5,970
Palm Beach County School District COP	5.000%	8/1/29	3,595	3,875
Palm Beach County School District COP	5.000%	8/1/31	10,000	10,532
Palm Beach County School District COP	5.000%	8/1/31	10,660	11,432
Palm Beach County School District COP	5.000%	8/1/32	3,445	3,688
Palm Beach County School District COP	5.000%	8/1/32	12,010	12,859
Palm Beach County School District COP, Prere.	5.000%	8/1/22	75	75
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,463
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,389
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	763
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,169
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	609
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	572
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,141
Pasco County School Board COP	5.000%	8/1/24	2,315	2,392
Pasco County School Board COP	5.000%	8/1/31	5,000	5,949
Pasco County School Board COP	5.000%	8/1/32	3,250	3,891
Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,940
Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	3,006
Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/36	1,665	1,514
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/30	1,485	1,749
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/32	1,745	2,071
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	1,071
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	521
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	258
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	514
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,085
	Polk FL Utility System County Water Revenue	5.000%	10/1/22	110	111
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,102
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,533
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,367
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,360
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/30	2,000	2,073
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/31	2,510	2,678
	Reedy Creek Improvement District GO	4.000%	6/1/31	3,065	3,283
	Reedy Creek Improvement District GO	4.000%	6/1/32	3,115	3,322
	Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	10,437
	Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	4,873
	Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	5,561
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	10,000	10,309
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	9,897
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,612
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/23	1,110	1,153
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,686
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	14,573
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,648
	School District of Broward County COP	5.000%	7/1/35	5,000	5,822
	School District of Broward County COP	5.000%	7/1/36	12,795	14,837
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	315	289
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	377
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,914
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	2,850	2,642
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,288
	South Florida Water Management District COP	5.000%	10/1/26	9,290	10,319
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,796
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,631
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,964
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,502

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	9,170
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,991
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,377
St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/41	1,500	1,248
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	220	208
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	200	187
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	205	190
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	1,500	1,318
St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,645
St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/22	275	277
St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/22	100	101
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	519
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	516
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	516
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,167
Sunshine State Governmental Financing Commission Appropriations Revenue, Prere.	5.000%	9/1/23	4,250	4,408
Sunshine State Governmental Financing Commission Appropriations Revenue, Prere.	5.000%	9/1/23	4,450	4,615
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,208
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,126
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,214
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,434
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,840
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,549
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,177
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	1,013
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	1,944
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,176
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,647
Tallahassee FL Utility System Water Revenue	5.000%	10/1/25	1,270	1,358
Tallahassee FL Utility System Water Revenue	5.000%	10/1/26	1,210	1,293
Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,068
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/31	1,250	1,331
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,420
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,141
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,228
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,439
[9]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	12,532
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,688
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,804
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,824
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,700
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,879
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,493
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,744
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,976
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,451
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,618
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,752
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,317
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	324
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	339
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	369
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	424
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	338
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	308
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	419
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	585
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,195
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	363
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,011

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,316
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/23	1,400	1,404
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	270
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,564
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,418
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,659
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,205
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	597
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,766
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,747
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,050
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	644
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	661
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	684
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	713
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	734
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,153
Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,362
University of Florida Department of Housing & Residence Education Housing Revenue	4.000%	7/1/33	6,720	7,350
USF Financing Corp. COP	5.000%	7/1/30	5,420	5,792
Village Community Development District No. 13	2.550%	5/1/31	1,500	1,310
Village Community Development District No. 13	2.850%	5/1/36	1,000	840
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,194
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,115
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,116
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,662
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,172
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,480
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,051
Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	407
Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	517
Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	732
Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	755
Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,334
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,033
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	673
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,780
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	1,943
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,746
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,484
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	4,109
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	6,717
	Volusia County School Board COP	5.000%	8/1/22	50	50
	Volusia County School Board COP	5.000%	8/1/29	3,555	4,137
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/30	1,150	1,350
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/32	1,250	1,486
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	2,000	2,344
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,172
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/38	2,000	2,321
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/40	2,250	2,579
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,855	2,113
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,139
					3,312,082
Georgia (2.8%)
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,502
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,684
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	4.000%	1/1/32	2,000	2,073
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,752
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,079
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,465
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,367
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,121
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,196
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,218
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	5,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,072
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,096
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,742
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,572
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,836
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,527
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	2,945
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,438
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	5,040
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,527
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	11,423
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	2,159
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	2,022
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	7,520
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	9,939
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,636
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,780
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,636
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	7,408
	Atlanta GA GO, Prere.	4.500%	12/1/24	2,700	2,873
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/22	360	362
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	150	151
[4,7]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/22	3,460	3,495
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	2,550	2,771
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	7,388
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	17,722
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,393
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	8,136
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	3,674
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,411
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,511
Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	3,050	3,185
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	15,701
Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	10,066
Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	10,757
Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	11,228
Barrow County GA GO	5.000%	10/1/22	1,625	1,635
Bibb County School District GO	4.000%	3/1/23	100	101
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,437
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	1,944
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,846
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,872
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,223
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,856
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,357
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,494
Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	989
Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,211
Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,595
Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,764
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	251
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	308
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	410
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	462
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,000	1,177
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,336
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,169
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	1,066
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,367
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,430
Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,631
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	344

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	468
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,286
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	797
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	633
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	843
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	906
Cherokee County Board of Education GO	5.000%	8/1/31	1,565	1,731
Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,959
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,592
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,540
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	506
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	483
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	548
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	349
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	671
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	738
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	655
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,086
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	561
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,122
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	648
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,404
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	512
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,410
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	509
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	600
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	497
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	831
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	752

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	441
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	515
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	616
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	768
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	729
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,105
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,298
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	802
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	508
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,265
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,265
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	404
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,226
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	428
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	762
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	998
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,102
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,794
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,341
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,437
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,830
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,609
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,688
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,618
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,822

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,500	2,835
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,242
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	8,932
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	9,936
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	10,423
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,421
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,128
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,026
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,198
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,260
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,388
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,469
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,226
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,165
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,491
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,529
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,019
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,675	1,677
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,975	1,978
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,000	1,001
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	6,880	6,889
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/23	1,410	1,414
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/24	1,500	1,504
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,321
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/31	2,225	2,230

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	4,000	4,009
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,311
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,138
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,024
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,135	1,155
Development Authority of Burke County Electric Power & Light Revenue	2.200%	10/1/32	2,100	1,992
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,222
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,775	1,965
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,449
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	2,000	2,205
Fayette County GA Water Revenue, Prere.	5.000%	10/1/22	370	372
Forsyth County School District GO	5.000%	2/1/27	1,000	1,139
Forsyth County School District GO	5.000%	2/1/33	3,350	3,822
Forsyth County School District GO	5.000%	2/1/34	2,535	2,883
Forsyth County School District GO	5.000%	2/1/35	3,790	4,301
Forsyth County School District GO	5.000%	2/1/37	2,250	2,542
Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/31	1,250	1,464
Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,328
Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,157
Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,321
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,291
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,864
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,725
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,162
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,810
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,056
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,958
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,668
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,244
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,563
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	428
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	653
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	588
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	617
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	547
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	948
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	978
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	5,054
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	3,022
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,106
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,702
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/29	935	882
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/30	975	908
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	2,030	1,870
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,753
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	9,000	7,464
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,469
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	10,112
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	23,938
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	13,270
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	7,874
	Gainesville School District GO	4.000%	11/1/34	680	734
	Gainesville School District GO	4.000%	11/1/35	1,000	1,073
	Gainesville School District GO	4.000%	11/1/36	1,000	1,064
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,690
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,440
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	5,570	5,644
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,602

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia GO	5.000%	7/1/24	22,865	24,320
Georgia GO	5.000%	7/1/24	29,915	31,818
Georgia GO	5.000%	12/1/24	10,110	10,884
Georgia GO	5.000%	2/1/25	3,000	3,152
Georgia GO	5.000%	7/1/25	20,970	22,941
Georgia GO	5.000%	7/1/25	1,615	1,767
Georgia GO	5.000%	2/1/26	9,660	10,735
Georgia GO	5.000%	2/1/27	10,000	10,497
Georgia GO	5.000%	12/1/27	5,175	5,853
Georgia GO	5.000%	7/1/28	9,000	10,532
Georgia GO	5.000%	7/1/29	1,510	1,726
Georgia GO	5.000%	7/1/29	10,730	12,758
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	15,695
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,968
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,546
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,315
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,426
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,291
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,359
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,376
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,426
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,549
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,434
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,602
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,700
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,317
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,496
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,550	2,833
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	1,365	1,532
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	1,000
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,379
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,233
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	3,330	3,653
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,196
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	3,260	3,549
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,556

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,231
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/38	1,480	1,625
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,573
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/39	1,620	1,774
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,257
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/40	1,200	1,311
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/42	1,360	1,477
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	651
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	1,823
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	2,168
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,709
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,535
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	2,057
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,352
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	1,018
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,520
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	642
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	649
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	437
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	17,841
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	702
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	558
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	980
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,400
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	821
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	658
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	872
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	545
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,756
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,318
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	783
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,393
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,216
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,438
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,602
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,543
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,526
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,498
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	20,480	21,786
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,249
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	5,557
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	7,216
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	43,533
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	30,635
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	98
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,154
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,216
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,092
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	6,107
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,150	1,226
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	3,250	3,437
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,758
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	465	519
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	741
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	805
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	638
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,563
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,546
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	950	937
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,709
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	544
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	545
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,083
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,347
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,470
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,250
	Gwinnett County School District	5.000%	8/1/26	10,435	11,739
	Gwinnett County School District GO	5.000%	2/1/39	15,000	17,124
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	10,010	10,010
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,626
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,402
	Houston County School District GO	5.000%	9/1/26	835	940
	Houston County School District GO	5.000%	9/1/27	465	535
	Jackson County GA School District GO	5.000%	3/1/31	1,425	1,661
	Jackson County GA School District GO	5.000%	3/1/32	1,020	1,182
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	481
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	686
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	920
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	5,922
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	2,683
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,924
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,370
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	6,000	6,574
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,190
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	139,962
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	204,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	37,355	38,884
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	71,310	72,890
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	74,090	76,854
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	87,625	89,400
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	64,145	64,964
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	1.978%	12/1/23	6,300	6,232
[8]	Main Street Natural Gas Inc. PUT	5.000%	6/1/29	35,495	38,022
[9]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	5,436
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/29	6,430	7,600
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	5,870
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	9,956
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	14,840
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	17,292
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	17,095	17,883
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	5,828
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	24,207
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,577
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	4,069
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,862
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,913
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	7,065	6,523
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/41	8,207	8,584
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/29	450	523
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	700	823
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	700	824
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/33	850	995
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,000	1,165
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,100	2,440
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/36	1,000	1,033
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	2,300	2,373

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Paulding County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,773
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/23	510	530
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/29	500	570
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/31	600	695
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	545
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	2,085	2,434
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	455
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,943
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	623
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	416
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	514
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	3,877
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/38	1,400	1,415
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	116
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/39	1,300	1,311
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	13,000
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,070
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/41	1,650	1,655
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	400
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	144
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	116
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	170
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,175
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,438
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,112
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,110
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	897
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	583
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	622

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	587
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/31	400	468
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,228
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,454
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/36	390	447
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	658
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	703
				2,070,257
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	1,195	1,221
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	812
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	659
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,326
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,089
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,238
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,080
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,393
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,066
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	317
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	543
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	546
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	410
Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,309
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,359
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,777
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,902
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,393
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,740
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,336
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,269
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,360
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	4,195
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,301
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,659
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	4,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,920
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,970
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,176
[4]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	6,070	6,104
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	8,461
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	11,048
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,796
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	4,049
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,786
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,955
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,885	3,230
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,877
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,525	3,765
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,199
					157,658
Hawaii (1.0%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	21,452
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	11,739
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/31	21,210	24,745
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/32	24,365	28,210
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	7,840	9,003
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	17,139
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	28,471
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	14,505	14,862
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	30,629
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	5,000	5,083
	Hawaii County HI GO	5.000%	9/1/28	1,000	1,103
	Hawaii County HI GO	5.000%	9/1/29	2,065	2,274
	Hawaii County HI GO	5.000%	9/1/30	1,000	1,100
	Hawaii GO	5.000%	8/1/24	10,000	10,657
	Hawaii GO	5.000%	4/1/25	19,785	21,483
	Hawaii GO	5.000%	8/1/25	4,105	4,366
	Hawaii GO	5.000%	10/1/25	12,015	13,220
	Hawaii GO	5.000%	10/1/25	3,605	3,967
	Hawaii GO	5.000%	8/1/26	1,420	1,508
	Hawaii GO	5.000%	4/1/27	7,870	8,745

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii GO	4.000%	4/1/28	5,050	5,408
Hawaii GO	5.000%	5/1/28	14,910	16,914
Hawaii GO	5.000%	10/1/28	8,080	9,034
Hawaii GO	5.000%	10/1/28	9,085	10,158
Hawaii GO	4.000%	4/1/29	10,000	10,666
Hawaii GO	5.000%	8/1/29	6,195	6,557
Hawaii GO	5.000%	10/1/29	7,000	7,800
Hawaii GO	4.000%	4/1/30	14,190	15,090
Hawaii GO	4.000%	5/1/30	13,815	14,860
Hawaii GO	4.000%	10/1/30	14,000	14,979
Hawaii GO	4.000%	4/1/31	1,410	1,493
Hawaii GO	4.000%	5/1/31	14,160	15,154
Hawaii GO	4.000%	10/1/31	5,000	5,330
Hawaii GO	4.000%	5/1/32	12,160	12,936
Hawaii GO	4.000%	10/1/32	5,285	5,615
Hawaii GO	5.000%	1/1/33	10,750	12,119
Hawaii GO	4.000%	1/1/34	8,740	9,359
Hawaii GO	5.000%	1/1/34	8,745	9,837
Hawaii GO	4.000%	10/1/34	5,760	6,002
Hawaii GO	5.000%	1/1/36	22,430	25,071
Hawaii GO	5.000%	1/1/36	13,000	14,749
Hawaii GO	4.000%	10/1/36	2,250	2,334
Hawaii GO	5.000%	1/1/38	6,000	6,777
Hawaii GO, Prere.	5.000%	11/1/22	230	232
Hawaii GO, Prere.	5.000%	11/1/22	500	504
Hawaii GO, Prere.	5.000%	11/1/22	100	101
Hawaii GO, Prere.	5.000%	8/1/24	2,975	3,170
Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,680
Hawaii GO, Prere.	5.000%	8/1/24	2,390	2,542
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	551
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	549
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,053
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	893
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,362
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	724
Hawaii Highway Fund Fuel Sales Tax Revenue	5.000%	1/1/32	2,180	2,290
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/29	1,000	1,171
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	1,000	1,150
Honolulu County HI GO, Prere.	5.000%	11/1/22	100	101
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	606
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,826
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,934
Honolulu HI City & County GO	5.000%	9/1/22	4,710	4,724
Honolulu HI City & County GO	5.000%	10/1/22	4,330	4,356
Honolulu HI City & County GO	5.000%	10/1/22	2,245	2,258
Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,039
Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,228
Honolulu HI City & County GO	5.000%	10/1/26	5,135	5,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,412
[8]	Honolulu HI City & County GO	5.000%	11/1/27	1,610	1,859
	Honolulu HI City & County GO	5.000%	10/1/28	8,415	9,183
	Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,365
[8]	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,511
	Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,481
[8]	Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,969
	Honolulu HI City & County GO	4.000%	10/1/31	6,220	6,607
	Honolulu HI City & County GO	5.000%	10/1/31	12,690	13,763
	Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,091
	Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,329
	Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,509
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,995
	Honolulu HI City & County GO	4.000%	10/1/34	10,575	10,922
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,063
	Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,889
	Honolulu HI City & County GO	4.000%	7/1/39	4,215	4,413
	Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,301
	Honolulu HI City & County GO	4.000%	7/1/41	4,840	5,004
	Honolulu HI City & County GO	4.000%	7/1/41	3,045	3,160
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,268
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/28	6,175	6,525
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	10,000	10,527
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,304
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	8,564
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,351
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,201
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	7,391
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	7,467
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	8,980
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	19,731
	Kauai County Community Facilities District Special Tax Revenue	4.375%	5/15/42	4,000	3,799
	Maui County HI GO	4.000%	3/1/37	690	729
	Maui County HI GO	2.000%	3/1/39	2,365	1,849
	Maui County HI GO	2.000%	3/1/40	2,425	1,868
	Maui County HI GO	2.000%	3/1/41	1,485	1,127
	University of Hawaii College & University Revenue	4.000%	10/1/32	4,870	5,363
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	3,438
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,970
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,729
					761,683
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/30	390	460

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/32	200	235
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/33	945	1,102
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/36	995	1,133
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/37	1,150	1,303
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/38	1,205	1,361
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/39	1,265	1,426
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/40	1,215	1,366
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/41	700	785
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,631
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	2,983
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,528
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,377
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	5,032
Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,464
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/30	600	717
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/32	600	731
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/33	650	784
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/35	1,000	1,192
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/36	1,500	1,784
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/37	1,000	1,186
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/38	1,900	2,245
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/39	4,500	5,302
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	3,500	4,110
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	595
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	896
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/32	750	888
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/33	1,000	1,170
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/34	1,000	1,165
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,296
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,253
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,125
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	6,444
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	276
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	292
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	409
[1]	University of Idaho College & University Revenue	5.000%	4/1/32	970	1,138
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	648
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	2,012
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,202
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,143
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,195
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	723
					78,159
Illinois (5.8%)
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,144
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,169
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,739	2,933
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,800
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,387
	Channahon IL GO, Prere.	4.000%	12/1/22	1,005	1,013
	Chicago Board of Education GO	5.000%	12/1/22	2,775	2,797
	Chicago Board of Education GO	5.000%	12/1/22	12,000	12,097
[4,10]	Chicago Board of Education GO	5.500%	12/1/22	9,625	9,743
	Chicago Board of Education GO	5.000%	12/1/23	15,000	15,387
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,812
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,593
[9]	Chicago Board of Education GO	0.000%	12/1/26	5,855	5,154
[4]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,898
	Chicago Board of Education GO	5.000%	12/1/26	12,265	13,083
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,333
	Chicago Board of Education GO	7.000%	12/1/26	19,600	21,911
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,089
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,356
[4]	Chicago Board of Education GO	5.000%	12/1/27	2,750	3,048
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,076
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,749
[9]	Chicago Board of Education GO	0.000%	12/1/28	10,685	8,695
[9]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,687
[4]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,347
	Chicago Board of Education GO	5.000%	12/1/28	11,100	12,023
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Chicago Board of Education GO	0.000%	12/1/29	465	363
[9]	Chicago Board of Education GO	0.000%	12/1/29	360	281
[4,7]	Chicago Board of Education GO	0.000%	12/1/29	1,165	932
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,753
	Chicago Board of Education GO	5.000%	12/1/29	9,625	10,472
	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,176
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,200
[9]	Chicago Board of Education GO	0.000%	12/1/30	20,775	15,490
[7,9]	Chicago Board of Education GO	0.000%	12/1/30	12,780	9,529
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,277
[4]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,641
	Chicago Board of Education GO	5.000%	12/1/30	2,500	2,729
[10]	Chicago Board of Education GO	5.500%	12/1/30	115	134
[9]	Chicago Board of Education GO	0.000%	12/1/31	23,570	16,774
[7,9]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,485
	Chicago Board of Education GO	5.000%	12/1/31	600	647
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,904
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,734
	Chicago Board of Education GO	5.000%	12/1/32	7,300	7,915
	Chicago Board of Education GO	5.000%	12/1/33	12,000	12,018
	Chicago Board of Education GO	5.000%	12/1/33	2,060	2,196
	Chicago Board of Education GO	5.000%	12/1/33	5,750	6,192
	Chicago Board of Education GO	5.000%	12/1/34	700	745
	Chicago Board of Education GO	5.000%	12/1/34	6,035	6,454
	Chicago Board of Education GO	5.000%	12/1/35	750	796
	Chicago Board of Education GO	5.250%	12/1/35	12,170	12,412
	Chicago Board of Education GO	4.000%	12/1/36	7,815	7,690
	Chicago Board of Education GO	5.000%	12/1/36	10,210	10,759
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,489
	Chicago Board of Education GO	4.000%	12/1/37	19,630	19,261
	Chicago Board of Education GO	4.000%	12/1/38	20,000	19,528
	Chicago Board of Education GO	4.000%	12/1/40	13,425	12,978
	Chicago Board of Education GO	4.000%	12/1/42	26,575	25,427
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,274
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,625
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,707
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,421
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,786
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,194
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,267
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,397
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,385
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,075
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,614
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,711
	Chicago IL GO	0.000%	1/1/24	4,255	4,070
	Chicago IL GO	5.000%	1/1/24	880	908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/25	1,580	1,658
	Chicago IL GO	5.000%	1/1/26	1,050	1,100
	Chicago IL GO	5.000%	1/1/26	1,660	1,739
	Chicago IL GO	5.000%	1/1/26	13,335	14,208
	Chicago IL GO	5.000%	1/1/26	5,000	5,327
	Chicago IL GO	5.000%	1/1/27	9,000	9,696
	Chicago IL GO	5.000%	1/1/27	3,605	3,824
	Chicago IL GO	5.000%	1/1/28	6,000	6,514
	Chicago IL GO	5.000%	1/1/28	8,000	8,686
	Chicago IL GO	5.000%	1/1/29	3,000	3,264
	Chicago IL GO	5.000%	1/1/29	22,500	24,477
	Chicago IL GO	5.000%	1/1/30	9,540	10,363
[9]	Chicago IL GO	0.000%	1/1/31	3,135	2,280
	Chicago IL GO	5.000%	1/1/31	1,300	1,395
	Chicago IL GO	5.000%	1/1/32	800	853
	Chicago IL GO	5.000%	1/1/33	1,500	1,600
[9]	Chicago IL GO	0.000%	1/1/34	2,490	1,557
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue, ETM	5.000%	1/1/23	1,200	1,217
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue, ETM	5.000%	1/1/24	1,110	1,161
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,460	2,490
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,363
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,815
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,787
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,692
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	10,011
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,621
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,785	18,646
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,054
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	1,923
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,587
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,765
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,597
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,705
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,181
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	11,409
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,588
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,615
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,613
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,018
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,093
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/22	1,450	1,461
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,126
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,075

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,110
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,500	1,548
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,550	2,586
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,571
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,211
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	10,323
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	10,318
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	6,935
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,200	2,265
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,009
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,268
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,440
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	6,200
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,521
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,445
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,092
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,144
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,014
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,575
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	347
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	36,240
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,359
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,445	2,479
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,468
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,354
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,012
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	12,775	13,623
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,635
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	621
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	35	36
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,590	5,671
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,148
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,012
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,327
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	14,493
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,648
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,229
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,679
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,183
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	6,168
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,707
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,440
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	819
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,912
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	24,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	14,417
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,264
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	4,027
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	18,298
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,761
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	5,105
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	11,585
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	22,239
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	5,094
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,012
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	11,075
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	20,933
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	26,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	27,085	27,862
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	11,418
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	13,090
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	12,748
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,500	2,818
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	16,000	16,402
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,929
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,364
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	9,340
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	14,818
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,371
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	5,417
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,393
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	11,597
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,345
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	11,000	12,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	5,772
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	7,033
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,143
	Chicago Park District GO	5.000%	1/1/25	625	664
	Chicago Park District GO	5.000%	1/1/26	515	558
	Chicago Park District GO	5.000%	1/1/27	1,000	1,079
	Chicago Park District GO	5.000%	1/1/27	2,085	2,294
	Chicago Park District GO	5.000%	1/1/27	5,580	5,773
	Chicago Park District GO	5.000%	1/1/28	1,000	1,076
	Chicago Park District GO	5.000%	1/1/28	1,420	1,586
	Chicago Park District GO	5.000%	1/1/29	985	1,056
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	4,988
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,071
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,654
	Chicago Park District GO	4.000%	1/1/31	1,250	1,315
	Chicago Park District GO	4.000%	1/1/31	505	531
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	6,149
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,766
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,068
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,137
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,537
	Chicago Park District GO	5.000%	1/1/31	1,570	1,615
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	6,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,500
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	1,964
	Chicago Park District GO	5.000%	1/1/32	1,195	1,228
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	1,886
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	5,636
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,127
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	2,873
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	3,862
	Chicago Park District GO	5.000%	1/1/33	455	467
	Chicago Park District GO	5.000%	1/1/33	500	513
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,402
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,793
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,123
	Chicago Park District GO	5.000%	1/1/34	685	703
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	1,936
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	3,013
	Chicago Park District GO	5.000%	1/1/35	490	502
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,522
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,103
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,196
	Chicago Park District GO, Prere.	5.000%	1/1/24	545	570
	Chicago Park District GO, Prere.	5.000%	1/1/24	815	853
	Chicago Park District GO, Prere.	5.000%	1/1/24	585	612
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,875	1,962
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,430	1,496
	Chicago Park District GO, Prere.	5.000%	1/1/24	595	623
	Chicago Park District GO, Prere.	5.500%	1/1/24	1,500	1,581
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,289
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,142
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	38,500	40,100
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,051
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,120
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,052
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,069
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,143
	Cook County Community Consolidated School District No. 34 Glenview GO	5.000%	12/1/32	6,100	7,359
	Cook County Community Consolidated School District No. 34 Glenview GO	4.000%	12/1/33	6,405	6,883
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/25	1,000	1,003
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/26	2,485	2,491
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/27	2,605	2,611
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/28	2,240	2,246
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/32	5,000	5,012
	Cook County Forest Preserve District GO	5.000%	12/15/24	1,520	1,524
	Cook County Forest Preserve District GO	5.000%	12/15/26	2,225	2,231
	Cook County Forest Preserve District GO	5.000%	12/15/27	2,335	2,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County Forest Preserve District GO	5.000%	12/15/28	2,455	2,461
	Cook County IL GO	4.000%	11/15/25	1,000	1,060
	Cook County IL GO	4.000%	11/15/26	1,000	1,072
[4]	Cook County IL GO	5.000%	11/15/26	2,500	2,795
	Cook County IL GO	5.000%	11/15/28	2,380	2,721
	Cook County IL GO	5.000%	11/15/31	2,155	2,470
	Cook County IL GO	5.000%	11/15/32	1,615	1,840
	Cook County IL GO	5.000%	11/15/33	1,390	1,576
	Cook County IL GO	5.000%	11/15/34	1,180	1,284
	Cook County IL GO	5.000%	11/15/35	1,025	1,114
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,920	2,101
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	2,033
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,258
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,250	1,244
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	979
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	678
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	5,000	5,466
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	14,742
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	15,472
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	13,760
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	17,017
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/24	1,750	1,804
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/25	1,845	1,899
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/26	4,575	4,707
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/27	2,000	2,057
	Evanston IL GO	3.500%	12/1/38	2,000	2,009
[1]	Evanston IL GO	3.500%	12/1/39	2,000	2,007
	Illinois Educational Facilities Authority Lease Revenue VRDO	1.360%	8/4/22	1,315	1,315
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,110	2,122
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	5,265	5,472
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	541
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	15,921
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,813
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	3,820
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	651
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	12,986
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	615
Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	753
Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,089
Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	529
Illinois Finance Authority College & University Revenue	5.000%	9/1/31	500	534
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	15,849
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	906
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	4,150	5,018
Illinois Finance Authority College & University Revenue	5.000%	9/1/32	500	531
Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	507
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	15,829
Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	335
Illinois Finance Authority College & University Revenue	5.000%	10/1/33	7,410	9,048
Illinois Finance Authority College & University Revenue	5.000%	9/1/34	1,100	1,152
Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,250	1,509
Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,441
Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	953
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	30,507
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	605	733
Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,045
Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	212
Illinois Finance Authority College & University Revenue	5.500%	10/1/39	850	891
Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,351
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	175	176
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,033
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,090
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,293
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,313
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,285
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,212

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,963
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	8,621
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,095
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,155	2,338
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	3,098
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	8,838
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	465	480
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,116
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,881
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,305
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	18,655
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	3,109
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,617
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,324
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	15,446
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	3,350	3,830
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,453
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	555
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,346
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,272
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,227
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,094
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,125
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,555
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	558
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,148
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,681
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,477
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,119
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	7,641

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,659
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,245
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,988
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,258
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,604
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,112
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	2,891
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	552
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,138
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,914
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,943
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,297
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,058
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,125
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,856
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,548
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	7,704
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,100	5,664
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,711
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	547
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,219
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,274
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,273
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,724
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	5,660
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	613
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,108
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	2,814
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	435
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	6,430	7,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,736
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	8,326
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,500	2,777
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,500	7,358
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	8,056
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,075
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,515
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,350	4,383
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	3,850	4,398
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,642
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	5,000	5,695
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	4,000	3,457
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	12,925	14,658
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,750	1,708
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	14,720
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	783
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	989
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	14,810	16,724
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,885	1,976
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	4,100	4,472
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,800	5,659
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.820%	8/1/22	40,280	40,280
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	8/1/22	9,800	9,800
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	25	25
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	15,000	15,043
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	7,575	7,597
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	5,955	6,013
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,131
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	4,132
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	10,000	10,635
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,376
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,335
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	854
	Illinois Finance Authority Health, Hospital,Nursing Home Revenue VRDO	1.820%	8/15/57	38,300	38,300
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,603
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,494
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,406
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	16,168
	Illinois Finance Authority Water Revenue	4.000%	7/1/41	5,125	5,320
[4]	Illinois GO	5.000%	8/1/22	11,720	11,720
	Illinois GO	5.000%	8/1/22	10,000	10,000
	Illinois GO	5.000%	10/1/22	13,500	13,574
	Illinois GO	5.000%	10/1/22	17,880	17,977
	Illinois GO	5.000%	11/1/22	10,000	10,081
	Illinois GO	5.000%	11/1/22	65,730	66,262
	Illinois GO	5.000%	2/1/23	8,600	8,736
	Illinois GO	5.000%	2/1/23	7,120	7,232
	Illinois GO	5.000%	3/1/23	2,250	2,291
	Illinois GO	5.000%	3/1/23	4,000	4,075
	Illinois GO	5.000%	7/1/23	6,120	6,291
	Illinois GO	5.000%	8/1/23	17,050	17,566
	Illinois GO	5.000%	10/1/23	4,500	4,657
	Illinois GO	5.000%	10/1/23	5,000	5,174
	Illinois GO	5.000%	11/1/23	42,780	44,365
	Illinois GO	5.000%	1/1/24	14,060	14,642
	Illinois GO	5.000%	2/1/24	6,270	6,542
	Illinois GO	4.000%	3/1/24	5,800	5,975
	Illinois GO	4.000%	5/1/24	10,210	10,537
	Illinois GO	5.500%	7/1/24	19,000	19,615
	Illinois GO	5.000%	8/1/24	25,335	25,335
	Illinois GO	5.000%	10/1/24	3,000	3,174
	Illinois GO	5.000%	10/1/24	3,000	3,174
	Illinois GO	5.000%	11/1/24	38,000	40,263
	Illinois GO	5.000%	2/1/25	3,250	3,458
	Illinois GO	5.000%	2/1/25	3,775	3,935
	Illinois GO	4.000%	3/1/25	1,500	1,561
	Illinois GO	5.000%	3/1/25	1,500	1,599
	Illinois GO	5.000%	11/1/25	18,375	19,794
	Illinois GO	5.000%	1/1/26	2,115	2,284
	Illinois GO	5.000%	2/1/26	11,175	11,596
	Illinois GO	5.000%	3/1/26	4,500	4,872
[4]	Illinois GO	5.000%	4/1/26	16,175	16,487
	Illinois GO	5.500%	7/1/26	7,000	7,219
	Illinois GO	5.000%	10/1/26	4,800	5,233
	Illinois GO	5.000%	10/1/26	3,650	3,979
	Illinois GO	5.000%	11/1/26	2,750	3,001
	Illinois GO	5.000%	12/1/26	8,390	9,165
	Illinois GO	5.000%	1/1/27	7,500	8,059
	Illinois GO	5.000%	4/1/27	3,840	3,982
	Illinois GO	5.500%	7/1/27	8,150	8,399
	Illinois GO	5.000%	9/1/27	3,775	4,156
	Illinois GO	5.000%	11/1/27	1,725	1,870
	Illinois GO	5.000%	11/1/27	4,330	4,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	12/1/27	10,560	11,637
	Illinois GO	5.000%	2/1/28	10,305	11,207
[4]	Illinois GO	5.000%	4/1/28	4,515	4,598
	Illinois GO	5.250%	7/1/28	2,710	2,784
	Illinois GO	5.000%	10/1/28	4,000	4,428
	Illinois GO	5.000%	11/1/28	39,880	43,635
	Illinois GO	5.000%	1/1/29	4,055	4,301
	Illinois GO	5.250%	2/1/29	8,750	9,045
	Illinois GO	5.000%	10/1/29	4,000	4,404
	Illinois GO	5.000%	11/1/29	11,355	12,341
	Illinois GO	5.000%	1/1/30	8,000	8,457
	Illinois GO	5.250%	2/1/30	8,945	9,227
	Illinois GO	5.000%	10/1/30	3,000	3,284
	Illinois GO	5.250%	7/1/31	6,000	6,149
	Illinois GO	4.000%	6/1/33	5,880	5,910
[4]	Illinois GO	5.500%	7/1/33	3,300	3,392
	Illinois GO	4.000%	10/1/33	5,000	5,041
	Illinois GO	4.125%	10/1/36	9,500	9,508
	Illinois GO	4.000%	3/1/38	2,150	2,095
	Illinois GO	4.000%	3/1/40	2,300	2,218
	Illinois GO	4.000%	10/1/40	1,500	1,445
	Illinois GO	3.000%	12/1/40	2,500	2,071
	Illinois GO	5.000%	12/1/28	1,800	1,995
[12]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,601
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,705	8,699
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	2,500	2,540
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,965	21,166
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,247
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,478
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	11,243
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	14,714
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,271
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,282
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,275
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,335
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,242
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,199
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,388
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,653
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	628
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	980	1,030
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,594
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,196
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	4,612
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,332

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,751
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,266
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,563
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,307
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	26,863
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	18,605	22,070
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	8,000	8,093
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,465
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,481
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	25,295
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	13,403
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	9,000	9,102
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,656
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,099
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,500	2,593
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,764
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	3,860	3,996
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	12,359
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,154
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,080	2,232
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,897
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,440
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,768
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,084
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,247
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,095
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,946
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,443
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	1,029
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	6,575	6,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,056
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	25,818
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	42,688
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	61,895	70,541
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	25,300	25,662
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	2,850	3,225
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,676
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	948
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	794
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,124
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	208
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	448
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	274
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	245
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	237
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	247
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	243
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	294
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	382
[4]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	385
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	299
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	284
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	9,830
	Lake County Forest Preserve District GO	5.000%	12/15/29	1,135	1,349
	Lake County Township High School District No. 113-Highland Park GO, Prere.	5.000%	1/1/23	5,000	5,074
[4,8]	Madison Bond Etc Counties Community Unit School District No. 5 Highland	5.500%	2/1/33	230	270
[4,8]	Madison Bond Etc Counties Community Unit School District No. 5 Highland	5.500%	2/1/34	235	274
[4,8]	Madison Bond Etc Counties Community Unit School District No. 5 Highland	5.500%	2/1/35	300	347
[4,8]	Madison Bond Etc Counties Community Unit School District No. 5 Highland	5.500%	2/1/36	650	748
[4,8]	Madison Bond Etc Counties Community Unit School District No. 5 Highland	5.500%	2/1/41	1,575	1,788
[4,8]	Madison Bond Etc Counties Community Unit School District No. 5 Highland	5.500%	2/1/42	500	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,433
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	31,140
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	22,310
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	27,167
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,337
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,557
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,402
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,446
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	17,797
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	28,030
[4,7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,509
[6,7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,673
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	31,124
[4,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	89
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	182
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	32,143
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	52,939
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	716
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	27,176
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	635
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	27,277
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	9,365
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	475
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	548
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,000	1,190
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	3,200	1,791
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	235
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	2,000	1,091
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,414
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	11,990	6,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	776
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	4,859
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	1,425	720
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	9,000	4,552
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	239
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	929
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	227
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	16,147
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	9,312
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	15,250	14,753
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,080
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	736
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	433
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	2,116
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	582
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	375	437
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,325	2,743
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,340	1,581
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	3,000	3,539
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	2,555	3,042
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	6,350	7,561
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	5,150	6,132
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	2,750	3,299
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	8,185	9,819
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,000	8,397
[4]	Mundelein IL GO	4.000%	12/15/27	500	547
[4]	Mundelein IL GO	4.000%	12/15/28	500	548
[4]	Mundelein IL GO	4.000%	12/15/29	500	549
[4]	Mundelein IL GO	4.000%	12/15/32	1,000	1,076
[4]	Mundelein IL GO	4.000%	12/15/39	2,000	2,064
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,392
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,609
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,748
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,960
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,650	4,088
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,330	2,442
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,308
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,780
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	842
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	568
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	688
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	375
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,221
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	519
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	795
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	1,021
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	848
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	879
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	845
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	657
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,108
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	757
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	555
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	781
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,361
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	920
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	1,180	1,187
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	753
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	801
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	750
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	26,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	11,820
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	4,062
[4,13]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	11,952
[9]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,223
	Romeoville IL GO	5.000%	12/30/26	3,480	3,925
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	10,000	11,508
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,786
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	23,240
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	2,813
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	28,462
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,910
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	10,061
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,758
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,265
	Schaumburg IL GO	4.000%	12/1/31	8,020	8,126
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	4,107
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,802
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	4,001
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,801
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	878
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	1,017
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	976
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,273
[6]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,301
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,810
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	455
[4]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	6,000	6,086
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,160
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,078
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,510
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,070
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/28	9,900	10,062
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	4,879
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,496
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/30	5,500	5,584
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,283
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	3,026
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	559
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,967
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,391
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	5,162
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,511
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	5,300
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,487
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,695
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/29	900	1,071
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/30	1,000	1,209
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/31	875	1,047
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/32	750	804
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/33	535	571
	Will County IL GO, Prere.	5.000%	11/15/22	125	126
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,085
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,505
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,701
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,812
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,318
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,764
[1,8]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/31	8,000	9,159
[1,8]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	9,920	11,300
[1,8]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	7,055	7,493
					4,254,949
Indiana (1.2%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	592
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	425	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,222
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	9,011
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	10,025
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	10,600
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	14,790
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	1,610	1,610
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	195	195
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	614
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	637
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	986
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	528
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	524
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	525	585
[1]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,129
[4,7]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	2,480	2,540
	Franklin Township-Marion County Multiple School Building Corp. Lease Abatement Revenue	5.000%	7/15/39	6,115	7,032
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,111
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	843
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,499
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	858
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,414
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,274
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,124
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,121
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,394
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,131
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,379
	Hanover Middle School Building Corp. Lease Abatement Revenue	2.000%	1/15/40	4,010	2,983
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,514
	Indiana Finance Authority	4.000%	2/1/38	1,065	1,112
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	386

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	430
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,123
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,222
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,134
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,338
Indiana Finance Authority Electric Power & Light Revenue	4.250%	11/1/30	4,500	4,620
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,522
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	1,942
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,571
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	7,273
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,679
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,064
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,101
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	7,333
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,781
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,067
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,952
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,923
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,763
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,101
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	8,357
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,529
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,426
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	21,604
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,056
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,811
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	24,432
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	21,697
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,169
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	19,505

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	17,197
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	20,203
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,150
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	11,362
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,320
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,091
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	6,250	6,263
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,563
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,563
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,563
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,563
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	6,900	8,148
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	14,000	16,702
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	16,000	17,310
Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	9,311
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,333
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,519
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,591
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	11,047
Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,070
Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,066
Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,317
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,434
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	5,000	5,921
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,500	1,767
Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	2,000	2,396
Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	1,500	1,785
Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	800	958
Indiana Finance Authority Sewer Revenue	5.000%	10/1/32	1,000	1,228
Indiana Finance Authority Sewer Revenue	4.000%	10/1/35	5,140	5,415
Indiana Finance Authority Sewer Revenue	4.000%	10/1/36	3,000	3,146
Indiana Finance Authority Sewer Revenue	3.000%	10/1/38	5,750	5,309
Indiana Finance Authority Sewer Revenue	3.000%	10/1/39	3,000	2,684
Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	6,000	5,432
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,522
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,344
Indiana Finance Authority Water Revenue	5.000%	2/1/26	5,665	6,117
Indiana Finance Authority Water Revenue	5.000%	2/1/29	1,000	1,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	4,661
	Indiana Finance Authority Water Revenue, Prere.	5.000%	8/1/26	1,000	1,123
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	535
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	1.900%	8/1/22	4,275	4,275
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	1.900%	8/1/22	1,600	1,600
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	814
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	866
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	564
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,775
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,196
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,797
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,399
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,658
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,513
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	5,340	6,026
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,976
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	7,082
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	20,780
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,553
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	21,970
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,462
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	13,641
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,657
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	7,040	7,574
	Indiana University College & University Revenue	5.000%	8/1/22	6,370	6,370
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	3,510	3,510
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,175	2,175
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,040	2,040
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	734
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	742

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indianapolis Board of School Commissioners GO	5.000%	7/15/27	425	483
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,590
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,230
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,950
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	11,365
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	5,092
Indianapolis Local Public Improvement Bond Bank	4.000%	2/1/37	1,500	1,571
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	1,825
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,441
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,191
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,750
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	2,791
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,209
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	3,976
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,176
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,459
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/29	1,250	1,309
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,375	1,440
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	9,772
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/31	1,875	1,962
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	12,760	14,992
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	2,000	2,091
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/32	16,175	18,899
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	11,623
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/34	1,950	2,038
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/35	2,350	2,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/36	2,425	2,533
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,209
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,154
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	5,000	5,145
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,342
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,846
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,757
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,949
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,835
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	8,345
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	8,526
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,545
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,330	4,398
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,855	4,931
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	205	208
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	2,048
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,769
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,756
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,383
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	13,240
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	725	867
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	750	893
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	327
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	219
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	220
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/32	500	550
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	765
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,349
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,089

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,587
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,686
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,318
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,436
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,568
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	4,732
				853,955
Iowa (0.2%)
Des Moines IA GO	5.000%	6/1/26	5,870	6,558
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,511
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,460
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,611
Iowa City Community School District GO	3.000%	6/1/31	3,840	3,859
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,590
Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	14,250	14,713
Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	24,000	25,450
Iowa Finance Authority Lease Revenue	5.000%	8/1/22	375	375
Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/23	1,000	1,034
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	814
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,300
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,368
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	2,003
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,128
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,223
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,336
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,675
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,802
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,939
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	3,082

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,208
Iowa Tobacco Settlement Authority	4.000%	6/1/49	6,000	6,036
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	700	781
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,400	1,563
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,585
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,310
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,541
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,900	1,919
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,828
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,005
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,000	3,007
University of Iowa College & University Revenue	3.000%	7/1/33	1,000	1,003
Waukee Community School District GO	3.000%	6/1/31	4,700	4,720
Waukee Community School District GO	3.000%	6/1/32	4,840	4,815
				136,152
Kansas (0.6%)
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,723
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,356
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,274
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,258
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	6,164
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,303
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,844
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	3,086
Geary County Unified School District No. 475 GO	5.000%	9/1/25	355	390
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	750	800
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	700	747
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,133
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,298
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,957
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	350	384
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	425	466
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	635	697

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	600	658
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	795	872
Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	650	713
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	645
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	535
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	532
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	530
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	528
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	681
Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	21,640
Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	3,018
Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,417
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,047
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,093
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	650	693
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	500	533
Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/22	6,000	6,026
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,495	7,517
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,670
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	13,300	14,155
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,659
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	14,902
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	15,820
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	15,525	16,470
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	11,107
Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	8,125
Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	7,444
Kansas Development Finance Authority College & University Revenue	5.000%	5/1/29	2,190	2,570
Kansas Development Finance Authority College & University Revenue	5.000%	5/1/30	3,875	4,596
Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	26,655	31,167

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	10,000	10,257
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/26	13,515	13,862
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/27	23,500	24,104
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/28	7,000	7,180
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/29	7,055	7,217
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/32	13,000	13,298
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/33	15,045	15,390
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/34	5,795	5,928
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/26	1,200	1,248
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,302
Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	3,919
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	503
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	489
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	351
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	377
Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	931
Olathe KS GO	4.000%	10/1/30	4,310	4,779
Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	630	548
Prairie Village KS Tax Allocation Revenue	3.125%	4/1/36	1,000	810
Saline County Unified School District No. 305 Salina GO	5.000%	9/1/22	1,950	1,956
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,250	1,335
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,253
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,275
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,727
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,434
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,619
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,379
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	6,707
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,954
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,783
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,195
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,130
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Unified School District No. 489	5.000%	9/1/36	600	685
[8]	Unified School District No. 489	5.000%	9/1/42	2,250	2,518
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	13,560	13,716
[2]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.870%	8/1/22	3,530	3,530
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/28	1,930	2,123
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	825	827
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,734
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	200	201
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	100	100
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	100	100
					406,147
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	761
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,443
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,644
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,207
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	664
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	295
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,062
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	421
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	521
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	491
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,182
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,002
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	471
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	377
	Campbell Kenton & Boone Counties Sanitation District No. 1 Sewer Revenue	5.000%	8/1/22	1,000	1,000
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	10,126
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	198
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	242
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	200
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,323
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,476
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,649
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,827
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	4,015
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,089
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,543
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,539
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,555
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,579
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,105
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,956
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,951
[9]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,011
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,555
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,465
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,465	2,726
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,972
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,243
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,101
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,241
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,867
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,614
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,373
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,904
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,702
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,671
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,269
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	5,062
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	2,012
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,510
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	8,717
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,905
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,812
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,457
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,349
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,745
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	3,153
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,554
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,402
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,335
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,293
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,368
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,719
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,439
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,634
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,350
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	224,685	229,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	164,690	167,881
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	59,660	61,308
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	48,045	49,405
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	61,030	62,414
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	45,375	46,471
[3]	Kentucky Public Energy Authority Natural Gas Revenue PUT, SOFR + 1.200%	2.728%	8/1/30	23,000	21,604
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,677
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	205	213
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,451
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,105
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,254
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,246
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,120
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,445
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,201
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,318
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No.125)	5.000%	9/1/22	2,500	2,507
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,836
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,913
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,755
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,491
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,330	1,579
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/23	3,905	4,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/23	5,210	5,372
[2,5]	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Sewer Revenue TOB VRDO	1.850%	8/1/22	10,970	10,970
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,202
	Louisville/Jefferson County Metropolitan Government	4.000%	4/1/38	5,895	6,248
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,339
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	18,260
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	1,952
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	6,469
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,637
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	16,778
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	7,180
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	6,872
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,449
	Northern Kentucky Water District Water Revenue	5.000%	2/1/23	100	102
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	14,195
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	13,035
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,828
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,296
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,226
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,056
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,594
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,825
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,669
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,785
[4]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,400
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	466
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	908
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	4,000	4,093
					1,020,862
Louisiana (0.8%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,071
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,071
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,071
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	3,000	3,212
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	117
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	130	137
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	170	183
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	55
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,705
[2,5]	Irvine Ranch CA Water Trust Local or Guaranteed Housing Revenue TOB VRDO	1.730%	8/4/22	14,000	14,000
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,669
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,218
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,955
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	12,048
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,129
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,684
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,646
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,067
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,162
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	915
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,708
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	15,200	14,868
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	8,600	8,412
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,917
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	5,149
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,921
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	6,938
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,537
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	5,016
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	4,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	3,904
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	5,569
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	5,557
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/39	4,500	4,747
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,000	1,759
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue PUT, SOFR + 0.500%	2.096%	5/1/26	7,880	7,593
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	21,874
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	10,580
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,247
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,232
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	7,506
	Louisiana GO	5.000%	12/1/26	7,870	8,439
	Louisiana GO	5.000%	5/1/29	14,815	15,998
	Louisiana GO	5.000%	5/1/30	2,950	3,181
	Louisiana GO	5.000%	10/1/30	2,000	2,285
	Louisiana GO	4.000%	10/1/34	10,710	11,261
	Louisiana GO, Prere.	5.000%	8/1/22	250	250
	Louisiana GO, Prere.	5.000%	8/1/22	560	560
	Louisiana GO, Prere.	5.000%	8/1/22	245	245
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	17,126
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/30	4,000	4,601
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,786
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,391
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,361
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,212
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,705
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,880
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,768
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	12,554
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,785
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,716
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,544
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,814
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,955
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	3,105
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,254
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	10,745
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,535	1,612
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,140	3,298
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,676
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,678
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	1,986
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,738
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,241
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,019
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	1,997
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,653
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,429
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,858
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,356
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	7,160
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,308
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	16,153
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	410
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	552
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	944
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,115
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	6,000	6,418
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	45	49
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	50	55
[4]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	2,300	2,501
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,742
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	5,689
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,163
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	3,885
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	3,968
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,361
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,025	1,038
	Louisiana State Transportation Authority Appropriations Revenue, Prere.	5.000%	8/15/23	200	207
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	3,180	3,279
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	2,765	2,851
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,110
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,119
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,430
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,646
	New Orleans LA GO	5.000%	12/1/23	2,250	2,277
	New Orleans LA GO	5.000%	12/1/24	2,500	2,525
	New Orleans LA GO	5.000%	12/1/25	2,500	2,524
[4]	New Orleans LA GO	5.000%	12/1/26	3,770	3,806
[4]	New Orleans LA GO	5.000%	12/1/27	2,260	2,282
[4]	New Orleans LA GO	5.000%	12/1/28	2,310	2,332
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,187
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,965
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,301
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,137
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,759
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,305
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	17,912
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,423
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,240	2,232
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,781
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	10,303
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,708
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,395	3,818
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	2,515	2,496
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	3,385	3,353
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	2,465	2,433
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,775	1,748
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,755	1,727
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	3.000%	2/1/40	4,250	3,456
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	1,485	1,448
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	4,325	4,407
					565,457
Maine (0.2%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	997
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/22	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	3,173
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,741
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	3,435
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	400
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	390
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	399
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	512
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,124
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	848
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	910
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	747
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,668
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	450	525
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	691
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,115
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	550	630
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	634
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,110
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,492
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,105
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	558
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,416
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	829
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	360
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,554
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,166
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,599
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,518
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	358
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,636
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,019
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,702
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	304
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	420	479
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	420	485
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,174
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,667
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/31	1,500	1,776
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,168
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,477
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,455
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,228
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,091
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/25	3,560	3,818
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/26	2,000	2,144
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,373
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/32	3,260	3,506

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,118
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,538
Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/33	700	840
Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,380
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,341
Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/36	1,020	1,073
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,409
Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,138
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,188
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,684
Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	2,050	2,359
Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	1,700	2,032
Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,825	2,091
Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,659
Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,982
Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,163
Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	1,759
Maine Turnpike Authority Highway Revenue	4.000%	7/1/39	1,040	1,083
Maine Turnpike Authority Highway Revenue	4.000%	7/1/40	1,195	1,241
Maine Turnpike Authority Highway Revenue	4.000%	7/1/41	1,155	1,199
Maine Turnpike Authority Highway Revenue	4.000%	7/1/42	1,125	1,163
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	485
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	419
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	912
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	779
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	692
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,007
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,067
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,171
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,818
				120,650
Maryland (1.7%)
Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,637
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,138
Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,384
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,422
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,601
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,417
Anne Arundel County MD GO	5.000%	4/1/32	1,755	1,886
Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,166
Baltimore County MD COP	5.000%	10/1/22	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore County MD GO	5.000%	3/1/25	480	521
	Baltimore County MD GO	5.000%	3/1/25	1,075	1,166
	Baltimore County MD GO	5.000%	3/1/26	400	445
	Baltimore County MD GO	5.000%	8/1/26	7,620	8,343
	Baltimore County MD GO	4.000%	3/1/30	4,000	4,310
	Baltimore County MD GO	5.000%	3/1/32	7,090	8,149
	Baltimore County MD GO	4.000%	3/1/33	7,115	7,712
	Baltimore County MD GO	5.000%	8/1/33	5,270	5,557
	Baltimore County MD GO	4.000%	3/1/34	7,470	8,067
	Baltimore County MD GO	4.000%	3/1/35	7,845	8,421
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	180
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	203
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	284
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	187
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	185
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	233
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	240
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	260
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	545
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	269
	Charles County MD GO	5.000%	10/1/27	4,155	4,805
	Frederick County MD GO, ETM	5.000%	2/1/23	1,005	1,023
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	854
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,120
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,118
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,260
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,089
	Harford County MD GO	5.000%	1/15/25	2,255	2,437
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	944
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,502
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,918
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,983
	Howard County MD GO	5.000%	2/15/29	3,220	3,637
	Howard M County D GO, Prere.	3.375%	2/15/23	100	101
	Howard M County D GO, Prere.	5.000%	2/15/23	300	306
	Maryland Community Development Administration Local Government Infrastructure Revenue	3.000%	6/1/41	3,005	2,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	6,819
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,125	1,153
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,500	1,556
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,550	1,650
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,275	1,393
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	1,015	1,046
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,320	1,474
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,370	1,561
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	5,845
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,370	1,585
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/28	17,390	17,885
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	14,790	14,976
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,734
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	33,569
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	29,976
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,300	1,527
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	12,000	12,327
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	31,835
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/30	2,800	3,105
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,176
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,494
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,239
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,059
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,385
	Maryland GO	5.000%	8/1/22	5,015	5,015
	Maryland GO	5.000%	8/1/23	72,005	74,503
	Maryland GO	5.000%	3/15/24	25,600	27,001
	Maryland GO	5.000%	8/1/24	21,550	22,984
	Maryland GO	5.000%	3/1/26	4,380	4,878
	Maryland GO	5.000%	3/15/26	27,500	30,656

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	3.000%	8/1/26	20,960	21,927
Maryland GO	4.000%	8/1/26	28,000	28,592
Maryland GO	5.000%	8/1/26	42,820	48,190
Maryland GO	5.000%	3/15/27	14,105	16,117
Maryland GO	5.000%	3/15/27	10,290	11,758
Maryland GO	3.000%	8/1/27	2,280	2,399
Maryland GO	4.000%	3/1/28	2,000	2,208
Maryland GO	4.000%	8/1/28	1,600	1,773
Maryland GO	4.000%	3/1/29	7,000	7,798
Maryland GO	4.000%	6/1/29	15,200	15,703
Maryland GO	4.000%	8/1/29	6,000	6,709
Maryland GO	4.000%	6/1/30	68,035	70,177
Maryland GO	3.250%	8/1/30	9,000	9,066
Maryland GO	5.000%	8/1/31	5,000	5,805
Maryland GO	3.500%	3/15/32	10,000	10,469
Maryland GO, Prere.	4.000%	3/1/23	1,000	1,015
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,001
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	383
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	436
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	693
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	417
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	485
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	458
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	620
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	330	333
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	238
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	72
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	290
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	225
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	254
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,287

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	6,238
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,607
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	623
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	177
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,454
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,716
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	466
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	316
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,366
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	925
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,834
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,615	5,728
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,223
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,075
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,781
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,032
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,095
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,064
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,695
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,804
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,312
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	745
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,417
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,958
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,557
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,188
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	700
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	3,874
[3,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	1.870%	12/8/27	73,305	73,305
	Maryland National Capital Park & Planning Commission GO	5.000%	11/1/23	135	141
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/38	1,760	2,049
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	257
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	405	428
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	280	303
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	430	475
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	575	649
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	795	907
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	640	739
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/30	1,610	1,880
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/31	1,770	2,089
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/32	1,000	1,192
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/33	1,600	1,896
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/34	2,310	2,724
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,419
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	2,118
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	1,500	1,572

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	2,310	2,432
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	4,511
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	1,051
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,959
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,910	1,966
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,553
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	4,371
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	3,220
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	6,090	6,163
Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	9,990
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,564
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,455
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,622
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,621
Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	8,268
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	7,610
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/37	4,375	4,666
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,112
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,411
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	4,385
Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	14,000	14,718
Montgomery County MD (Consolidated Public Improvement Project) GO	4.000%	8/1/33	4,485	4,973
Montgomery County MD GO	5.000%	11/1/24	15,390	16,533
Montgomery County MD GO	5.000%	11/1/26	8,730	9,886
Montgomery County MD GO	5.000%	11/1/26	8,300	8,909
Montgomery County MD GO	4.000%	11/1/27	5,095	5,617
Montgomery County MD GO	5.000%	8/1/31	10,000	12,276
Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	14,707
Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,146
Prince George's County MD GO	5.000%	7/15/26	22,685	25,501
Prince George's County MD GO	5.000%	7/15/26	11,715	13,169
Prince George's County MD GO	4.000%	9/1/26	2,000	2,087
Prince George's County MD GO	4.000%	7/1/28	6,995	7,508
Prince George's County MD GO	4.000%	7/15/30	7,500	8,230
Prince George's County MD GO	3.000%	7/15/33	14,000	14,121
Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	3,960	3,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,028
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,172
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	998
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	796
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,133
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	513
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	817
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	543
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	761
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	1,009
	University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	8,460
	University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	12,663
	University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,553
	University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,790
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	7,039
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,382
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,538
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,853
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/31	8,185	8,529
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/31	5,190	5,590
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/32	8,515	8,873
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	15,208
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,507
					1,278,885
Massachusetts (2.0%)
	Barnstable MA GO	4.000%	2/15/23	150	152
[2,5]	Billerica MA GO TOB VRDO	1.990%	8/1/22	1,880	1,880
	Boston MA GO	5.000%	3/1/38	5,475	6,257
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	1,006
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,009
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	20,110	21,366
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	3,961
	Commonwealth of Massachusetts GO	5.000%	8/1/24	55,070	58,724
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	22,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	11,320
	Commonwealth of Massachusetts GO	5.000%	1/1/27	7,725	8,780
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	46,815
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	13,279
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	23,411
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	34,473
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,673
	Commonwealth of Massachusetts GO	5.000%	5/1/29	6,000	6,141
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	11,311
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,882
	Commonwealth of Massachusetts GO	5.000%	7/1/30	12,000	13,006
	Commonwealth of Massachusetts GO	4.000%	11/1/30	25,000	25,106
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	28,466
	Commonwealth of Massachusetts GO	5.000%	5/1/31	30,000	30,677
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	13,154
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	23,204
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,970
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,709
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	26,715
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	7,168
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,865
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	5,505
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	11,370
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	22,330
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,627
	Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,734
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	4,186
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,329
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,999
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	6,170
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,333
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	6,470
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	250	251
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	220	221
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	210	211
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	33,278
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	12,862
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/34	7,500	7,908
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,893
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	10,363
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	660
	Fall River MA GO	4.000%	12/1/22	120	121
	Franklin MA GO	5.000%	8/15/22	125	125
	Lowell MA	4.000%	8/1/37	1,695	1,803
	Lowell MA	4.000%	8/1/38	1,410	1,484
	Lowell MA	4.000%	8/1/40	1,850	1,915
	Lowell MA	4.000%	8/1/41	2,000	2,050
	Marblehead MA GO	2.000%	7/15/41	1,255	929
	Marshfield MA GO	5.000%	11/1/22	135	136
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	25,035	28,055

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	39,579
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	12,770	13,591
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	3,073
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	8,750	9,248
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	4,056
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,535
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,509
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	10,890	11,438
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,530
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,604
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	3,955	4,140
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,500
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,800
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,750	7,021
Massachusetts Bay Transportation Authority Special Assessment	5.000%	7/1/27	10,065	11,279
Massachusetts Bay Transportation Authority Special Assessment, Prere.	5.000%	7/1/26	935	1,043
Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,301
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	6,580	6,808
Massachusetts Clean Water Trust Miscellaneous Revenue, Prere.	5.000%	8/1/22	285	285
Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/22	590	590
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,285	1,388
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	7,030	7,369
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,320	3,477
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	991
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	737
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	859
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,480
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,390
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,608
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	12,790	15,946
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,358
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,284
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,235
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	10,000	12,364
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,177
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	1.890%	8/1/22	3,290	3,290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,257
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,153
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,362
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,921
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,095
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	526
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	5,774
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,378
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	9,187
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,496
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	379
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,634
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,744
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	199
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	714
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	230
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	752
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	746
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,527
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	591
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	4,032
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,858
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	354
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	863
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	18,208
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	534
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,835
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	369
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	641
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,721
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,788
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	334
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	664
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	2,008
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,382
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,645
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,449
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	6,182
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,316
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,411
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,500	2,937
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.930%	1/29/26	3,500	3,475
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	140	144
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,275
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,397
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,506
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,003
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	1,855
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	4,884
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	6,022
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	1.850%	8/1/22	1,400	1,400
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,325	3,324
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,165
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	3,688
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,215
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,545
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,626
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,472
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,448
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,258
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,911
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	16,475	16,497
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	9,140	10,018
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	7,445
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	9,857
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	9,765	10,546
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	41,362
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	22,377
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	10,563
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	8,000	8,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	59,798
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	11,636
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	11/15/22	150	152
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,300	2,303
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	10,550	10,564
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,265	4,271
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,110	1,111
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	210	210
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	190	190
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,410	5,417
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,810	4,816
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	6,574
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	7,816
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	9,500	9,992
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	11,000	11,569
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,700	2,840
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,482
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,386
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	10,747
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	15,542
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/33	3,490	3,725
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,730
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,924
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,058
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	868
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	6,231
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	13,605	13,778
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/22	190	190
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	6,397
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	10,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	6,800	7,639
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	11,875	13,340
	Natick MA GO	4.000%	11/1/22	150	151
	Natick MA GO	4.000%	7/15/36	5,130	5,372
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	105	110
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	1,500	1,784
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,767
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	500	589
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,282
					1,470,038
Michigan (3.1%)
[14]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,225
[14]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,656
[14]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,384
	Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,018
	Birmingham MI City School District GO	4.000%	5/1/25	1,490	1,516
[8]	Bloomfield Hills School District GO	5.000%	5/1/30	700	801
[8]	Bloomfield Hills School District GO	5.000%	5/1/31	750	867
[8]	Bloomfield Hills School District GO	5.000%	5/1/32	675	791
[14]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	4,598
[14]	Chippewa Valley Schools GO	5.000%	5/1/25	755	820
[14]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,084
[14]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,986
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,260
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,162
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,252
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	800	860
[14]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,787
[14]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,947
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,755	3,912
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,700	3,855
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,635	3,787
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	4,000	4,167
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,165	3,297
[4,14]	Detroit City School District GO	5.250%	5/1/27	1,210	1,384
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	2,917
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	5,926
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,683
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	2,944
	Detroit MI Sewage Disposal System Sewer Revenue	5.000%	7/1/23	7,000	7,039
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/22	1,000	1,006
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,148
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,178
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,641
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,480
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,811
[14]	East Lansing School District GO	5.000%	5/1/28	695	792
[14]	East Lansing School District GO	5.000%	5/1/29	500	567
[14]	East Lansing School District GO	5.000%	5/1/30	615	695
[14]	East Lansing School District GO	5.000%	5/1/31	1,955	2,201
[14]	East Lansing School District GO	5.000%	5/1/33	755	845
[14]	East Lansing School District GO	5.000%	5/1/34	1,540	1,720
[14]	East Lansing School District GO	5.000%	5/1/36	1,125	1,251
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,657
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,390
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,108
[4]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,446
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,944
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,411
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	10,524
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	26,450
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	32,619
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,897
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	3,065
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,661
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,679
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,960
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,211
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	18,675
[4]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,964
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	37,509
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	69,488
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	11,372
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	5,044
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	1,021
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,660
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	360	407
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,093
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	15,490
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	7,377
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	402
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	16,091
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	582
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,241
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	6,011
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,308
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	10,074
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,371
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,370
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	975
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,984
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	868
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,569
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,347
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,073
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,639
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,163
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	576
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,721
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	861
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,806
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,145
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,886
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,977
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	2,068
[14]	Greenville Public Schools GO	3.000%	11/1/34	2,545	2,493
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,140	2,448
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,863
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,531
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,471
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,129
[14]	Holt Public Schools GO	5.000%	5/1/30	2,640	3,142
[14]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,515
[14]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,113
[14]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,245
[14]	Hudsonville Public Schools GO	4.000%	5/1/35	560	587
[14]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,109
[14]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,227
[14]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,108
[14]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,509
[14]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,122
[14]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,096
[14]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,335
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,750
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	4,025
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	4,070
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	4,133
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	400	387
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	2,081
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,988
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/26	10	11
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/26	30	33
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	1,025	1,034
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,234
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,354
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,086
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,255
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,487
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,799
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,125
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,879
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,133
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,132
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,346
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,538
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	8,949
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,243
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,369
[14]	Lake Orion Community School District GO	4.000%	5/1/30	575	632
[14]	Lake Orion Community School District GO	4.000%	5/1/31	400	441
[14]	Lake Orion Community School District GO	4.000%	5/1/32	500	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Lake Orion Community School District GO	4.000%	5/1/33	600	661
[14]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,410
[14]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,776
[14]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,938
[14]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,376
[14]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,614
[14]	Lake Orion Community School District GO	4.000%	5/1/38	800	832
[14]	Lake Orion Community School District GO	4.000%	5/1/39	1,090	1,128
[14]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,135
[4,14]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,407
	Macomb Interceptor Drain Drainage District	5.000%	5/1/27	1,610	1,839
	Macomb Interceptor Drain Drainage District	5.000%	5/1/28	1,430	1,628
	Macomb Interceptor Drain Drainage District	5.000%	5/1/29	1,645	1,866
	Macomb Interceptor Drain Drainage District	5.000%	5/1/30	2,540	2,870
	Macomb Interceptor Drain Drainage District	5.000%	5/1/31	2,030	2,285
	Macomb Interceptor Drain Drainage District	5.000%	5/1/33	2,215	2,474
	Macomb Interceptor Drain Drainage District	5.000%	5/1/34	1,835	2,047
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,270
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,120
[14]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,538
[14]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,325
[14]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,626
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	8,659
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,520
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	9,642
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,748
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,328
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	14,318
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	5,177
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	773
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	704
	Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	280
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	786
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	822
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,287
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,134
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,339
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,051
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,103
	Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,116
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,154
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,448

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,557
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,674
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,079
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	469
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	480
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	940
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	977
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,013
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,020
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	407
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	574
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	646
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	665
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	648
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,050
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	840	848
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,070
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	7,000	7,459
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	465	469
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,392
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,544
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	5,114
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,811
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,197

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,190	1,201
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	4,068
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	3,948
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	6,106
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,076
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	404
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,427
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,491
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,550
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	935
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,178
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,377
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,474
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,790
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,071
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,650	7,086
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,704
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	1,811
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	5,124
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,083
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,462
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,650	1,866
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,577
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	10,400	12,249
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,745
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	11,020	11,742
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,195
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	14,235
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,817
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	13,542
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	16,645	17,736
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,954
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,719
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	6,400	7,457
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,445
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,482
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,658
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,480
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	10,205
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,673
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,395	5,947
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	8,373
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,366
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,356
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,615
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	9,273
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,765
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	11,239
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	9,408
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	13,125
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	9,101
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	3,520	3,715
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,446
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,361
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,000	13,662
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	2.180%	12/1/24	39,500	39,739
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	12/1/25	13,000	13,108
[2,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.450%	8/4/22	6,060	6,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,437
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,121
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,181
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,302
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,302
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	2,000	2,012
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,077
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,501
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,575
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,604
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,526
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,627
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	5,694
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,414
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,461
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,594
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,509
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,554
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,179
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,411
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,185
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,257
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,266
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,648
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	2,131
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,741
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,326
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,515	2,856
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,391
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	19,580
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	16,034
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	1,947
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,131
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	12,235	12,963
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	10,000	10,584
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	7,416
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	21,167
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,624
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,459
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,077
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,332
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,327
[4]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,731
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	699
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	538
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,516
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,962
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,680
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	3,322
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,394
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	2,816
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,272
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,630	2,656
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	5,397
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	1,764
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	5,245	5,867
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	8,033
	Michigan Finance Authority Water Revenue	5.000%	10/1/31	3,265	3,804
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	6,345
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,996
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	5,000	5,298
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	17,383
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	15,771
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	750
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	10,472
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,674
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	7,848
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,068
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	906
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,086
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,196
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,435
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,437
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,900	1,911

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	325	327
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	5,088
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,757
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,497
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	11,081
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	5,931
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	7,147
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,870
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	28,945
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	9,625	9,944
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	15,676
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,834
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	11,251
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	26,123
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	5,024
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,924
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,300
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	14,376
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	7,098
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	725
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	495	544
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,336
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,313
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,437
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,859
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,607
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,595
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,096
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,375

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	19,729
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,499
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	18,007
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/27	165	190
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	4,465	4,515
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	4,370	4,434
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	12,750	13,815
Michigan State University College & University Revenue	4.000%	2/15/27	5,400	5,840
Michigan State University College & University Revenue	5.000%	2/15/30	900	1,041
Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,670
Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,579
Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,208
Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,600
Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,471
Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,100
Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,797
Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,024
Michigan State University College & University Revenue	4.000%	2/15/39	5,140	5,255
Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,390
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,274
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,799
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,313
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,128
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,780
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,307
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,131
Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,614
Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,360
Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	11,000	11,545
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,202
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	38,093
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	13,000	13,648
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	29,694
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	24,840	26,033
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	41,390	43,212
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	33,880	35,470
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	22,000	22,950
[14]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,196
[14]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,266
[14]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,347
[14]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,928
[14]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,219
[9]	Monroe County Economic Development Corp. Electric Power & Light Revenue	6.950%	9/1/22	27,150	27,259
	Oakland University College & University Revenue	5.000%	3/1/24	540	566
	Oakland University College & University Revenue	5.000%	3/1/25	540	578
	Oakland University College & University Revenue	5.000%	3/1/26	500	547
	Oakland University College & University Revenue	5.000%	3/1/27	785	860
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,368
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,896
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,563
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,422
[8]	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,480
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,932
[8]	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,450
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	4,071
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,395
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,194
[8]	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,678
[8]	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,671
[8]	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,750
[8]	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,857
[8]	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,541
[8]	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,709
[8]	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,892
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,464
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,351
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,957
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,433
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,692
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,978
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,062
[14]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,213
[14]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,731
[14]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,425
[14]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,490
[14]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,571
[14]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,101
[14]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,345
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,540	2,547
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,180	2,260
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,245	2,362
[14]	Saginaw City School District GO	4.000%	5/1/36	700	730
[14]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,361
[14]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,165
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,405
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,153
	Southfield MI GO	3.000%	5/1/33	2,630	2,634
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,269
	University of Michigan College & University Revenue	5.000%	4/1/32	2,145	2,486
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,220
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,905
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,720
	University of Michigan College & University Revenue	5.000%	4/1/36	4,030	4,598
	University of Michigan College & University Revenue	5.000%	4/1/37	5,090	5,808
[14]	Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,549
[14]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,504
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,745
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,631
[14]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,595
[14]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,931
[14]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,596
[14]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,561
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,700
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,937
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,797
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	5,718
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	953

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,731
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	5,999
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	756
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,949
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,037
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,653
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	739
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	6,607
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	924
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	878
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,433
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,491
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	843
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	420	467
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,341
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,148
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	458
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	448
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,917
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	502
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,635
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,788
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	858
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,145
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	708
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,764
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	707
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,547
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	974
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,863
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,665
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,828
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,881
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	233
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	466
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	259
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	471
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	250	294
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	500	588
[4]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	233
[4]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	684
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	289
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	693
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	300	344
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	689
[4]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	228
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	456
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	684
[4]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	284
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	458
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	226
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	564
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	254
[4]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	450
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,212
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,261
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,322
					2,284,455
Minnesota (0.7%)
	Cambridge-Isanti Independent School District No. 911 GO	3.000%	2/1/23	100	101
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	277
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	557

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	559
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,500	1,495
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,292
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	3,206
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,600
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,640
Hennepin County MN GO	5.000%	12/1/28	1,945	2,191
Hennepin County MN GO	5.000%	12/15/30	5,020	5,855
Hennepin County MN GO	5.000%	12/15/33	7,000	8,071
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,068
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,470
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,539
Metropolitan Council GAN GO	5.000%	12/1/27	10,000	11,581
Metropolitan Council GAN GO	5.000%	12/1/29	30,000	35,747
Metropolitan Council GO	4.000%	3/1/26	2,950	3,116
Minneapolis MN GO	3.000%	12/1/32	3,840	3,864
Minneapolis Special School District No. 1 COP	5.000%	2/1/24	8,215	8,363
Minneapolis Special School District No. 1 COP	5.000%	2/1/25	5,050	5,132
Minneapolis Special School District No. 1 COP	5.000%	2/1/26	7,000	7,115
Minneapolis Special School District No. 1 COP	5.000%	2/1/27	10,085	10,251
Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	10,762
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,151
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	13,114
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	765
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,419
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	6,021
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	655
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,587
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,907
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	763
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,632
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	613
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,368
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	699
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	713
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	994

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	952
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,021
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	1,018
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,416
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,585
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,605
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/32	3,670	3,885
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,825
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,237
Minnesota Appropriations Revenue	5.000%	3/1/24	7,565	7,654
Minnesota Appropriations Revenue	5.000%	3/1/25	10,860	10,950
Minnesota GO	5.000%	8/1/22	170	170
Minnesota GO	5.000%	8/1/22	100	100
Minnesota GO	5.000%	8/1/24	12,355	13,187
Minnesota GO	5.000%	8/1/24	15,500	16,544
Minnesota GO	5.000%	10/1/25	17,320	19,097
Minnesota GO	5.000%	8/1/26	4,340	4,628
Minnesota GO	5.000%	8/1/26	35,060	38,441
Minnesota GO	5.000%	8/1/27	4,000	4,386
Minnesota GO	4.000%	8/1/31	1,000	1,088
Minnesota GO	5.000%	10/1/32	10,000	11,285
Minnesota GO	5.000%	8/1/33	12,280	13,674
Minnesota GO	5.000%	8/1/34	10,000	11,127
Minnesota GO	5.000%	8/1/35	9,535	10,602
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,097
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,145
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	224
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,197
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	644
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,256
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	477
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,307
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,364
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,433
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,496
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	721
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,570
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	714
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,366
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,287
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,476
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,600
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,265
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,766
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,343
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	186
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	143
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	176
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	242
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	175
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	179
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	245
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	780	731
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	16,822	16,299
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	4,595	4,707
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,415	5,412
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/22	1,350	1,358
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,105	1,128
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,549
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,083
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	9,410	9,777
[2,3]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT, SOFR + 1.000%	2.528%	12/1/27	17,000	16,289
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,531
	Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	1,931
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,474
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	10,151
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,312

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,576
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,091
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	892
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	858
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	1,957
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,183
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,266
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,521
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,513
University of Minnesota College & University Revenue	5.000%	8/1/25	1,310	1,433
Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,442
Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	4,018
Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	4,004
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,129
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,160
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,878
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	130	136
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	6,863
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	8,575
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	10,345	10,409
				537,791
Mississippi (0.5%)
DeSoto County MS GO	5.000%	11/1/27	1,585	1,826
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,932
Jackson County MS Industrial Revenue (Chevron USA Inc. Project) VRDO	1.900%	8/1/22	71,115	71,115
Lowndes County MS Resource Recovery Revenue PUT	2.650%	4/1/27	11,095	10,762
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,664

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,885
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	4,989
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.870%	8/1/22	16,050	16,050
Mississippi Business Finance Corp. Industrial Revenue VRDO	1.720%	8/1/22	26,955	26,955
Mississippi Business Finance Corp. Industrial Revenue VRDO	1.720%	8/1/22	17,225	17,225
Mississippi Business Finance Corp. Industrial Revenue VRDO	1.720%	8/1/22	10,860	10,860
Mississippi Development Bank Appropriations Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,635
Mississippi Development Bank Appropriations Revenue, Prere.	5.000%	1/1/23	100	101
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,573
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,292
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	5,883
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,660
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,219
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/28	775	885
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,216
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,260
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,153
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,726
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/33	1,710	1,961
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/34	870	995
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/35	1,380	1,574
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,138
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/37	665	755
Mississippi Development Bank Miscellaneous Tax Revenue	4.000%	10/15/38	3,540	3,561
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	6,648
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	8,913
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,630
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,735
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,571

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,303
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,190
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,572
Mississippi GO	5.000%	10/1/29	15,080	17,165
Mississippi GO	4.000%	12/1/32	10	11
Mississippi GO	4.000%	10/1/38	2,000	2,083
Mississippi GO	4.000%	10/1/39	6,000	6,230
Mississippi GO, Prere.	5.000%	12/1/23	11,250	11,758
Mississippi GO, Prere.	5.000%	10/1/25	5,825	6,406
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,412
Mississippi GO, Prere.	5.000%	11/1/26	2,750	3,107
Mississippi GO, Prere.	5.000%	11/1/26	3,635	4,107
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,519
Mississippi GO, Prere.	5.000%	10/1/27	6,250	7,207
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,128
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	879
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	874
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	810
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	808
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,082
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,320
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	3,891
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,530
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,293
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,487
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	1,944
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	1,935
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	1,757

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,362
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,768
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,855
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	6,253
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	6,107
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	5,875
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	11,613
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	12,289
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	924
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,096
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,146
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,651
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	2,180
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,689
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,612
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,816
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,342
				394,733
Missouri (1.1%)
Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/25	1,000	987
Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/26	750	734
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,141
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,086
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,514
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	901
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	5,277
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	930
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	5,548
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	797
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,826
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,910	6,693
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	6,165	6,922
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,717

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,669
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,570
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,473
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,837
Columbia MO Water & Electric System Electric Power & Light Revenue	5.000%	10/1/24	1,385	1,478
Curators of the University of Missouri College & University Revenue, ETM	5.000%	11/1/22	350	353
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	8,710
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,359
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	13,600
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	14,542
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	15,373
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	7,206
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	2,062
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,850
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/34	700	698
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/35	300	298
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/37	600	585
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,518
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,190
Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,300	1,534
Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,645	1,923
Kansas City MO Appropriations Revenue	5.000%	9/1/38	1,655	1,876
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,672
Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,076
Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,903
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,321
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,239
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/30	1,615	1,845
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,806
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,720
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,285
Kansas MO Appropriations Revenue	5.000%	4/1/29	1,000	1,150
Kansas MO Appropriations Revenue	5.000%	4/1/30	1,000	1,161
Kansas MO Appropriations Revenue	5.000%	4/1/31	800	936
Kansas MO Appropriations Revenue	5.000%	4/1/32	670	783
Kansas MO Appropriations Revenue	5.000%	4/1/33	1,000	1,159
Kansas MO Appropriations Revenue	5.000%	4/1/35	1,115	1,279
Kansas MO Appropriations Revenue	5.000%	4/1/36	1,000	1,139

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas MO Appropriations Revenue	5.000%	4/1/37	2,000	2,258
Kansas MO Appropriations Revenue	5.000%	4/1/38	3,355	3,749
Kansas MO Appropriations Revenue	5.000%	4/1/39	2,150	2,380
Kansas MO Appropriations Revenue	5.000%	4/1/40	1,250	1,370
Kansas MO Appropriations Revenue	5.000%	4/1/41	2,025	2,215
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	6,159
Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	5,425
Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,540
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,590
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,292
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,159
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	5,188
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,238
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,668
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,396
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,730
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	990	1,034
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,150	1,217
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,153
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,015	3,192
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,124
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	885
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,565	4,833
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	2,029
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,052
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,000	1,120
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,500	3,705
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,035

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,207
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	7,015	7,426
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	707
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,243
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,248
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	533
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,352
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,235
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	740
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,515
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,407
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,582
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,176
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	519
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,355
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,618
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,360	2,805
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,648
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	571
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,295
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,941

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	35,666
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	547
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,629
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	1,703
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,436
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	492
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	4,712
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,745
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,814
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	7,079
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	529
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,200	2,268
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,518
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,434
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	869
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,814
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	608
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,900	1,948
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	2,108
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	1,967
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	3,013

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	52,700	55,755
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	60,951	68,664
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	11,017
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	16,550	17,519
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	880	929
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,790	1,804
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	2,925	3,055
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	4,884
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,508
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,397
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,315
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	6,860
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	10,632
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,538
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	7,441
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	10,927
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	3,755	4,084
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	11,350
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,569
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,222
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,196
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	2,074
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,462
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,468
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,771
Missouri State Board of Public Buildings Appropriations Revenue	3.250%	10/1/22	8,190	8,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,222
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	6,433
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,241
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/34	4,655	4,962
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	10,607
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	5,002
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/38	9,810	10,248
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/39	5,315	5,528
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	7,500	7,545
	Springfield School District No. R-12 GO	4.000%	3/1/35	4,500	4,839
[4]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,552
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	5,982
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	5,000	4,886
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,667
[9]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,223
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,852
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,600
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	3,037
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,515
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	3,795	3,711
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,219
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,033
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,476
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	2,979
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,141
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,751
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	3,160	3,005
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	3,285	3,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	2,735	2,601
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	2,080	1,919
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,000	894
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	3,475	3,005
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	3,100	2,576
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	2,320	1,853
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	3,105	2,379
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,740
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,480
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	5,133
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,048
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,110
					796,872
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	20,052
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,789
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	554
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,738
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	397
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	5,804
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,872
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	719
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,868
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,184
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	541
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,156
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,217
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	8,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,786
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,113
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	439
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,373
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,124
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	630
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,980
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,123
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	456
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	663
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,779
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	718
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,330
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,346
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,302
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,685
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	848
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,477
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	842
					89,480
Multiple States (0.4%)
[2,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,185	13,359
[5,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	32,430	29,326
[5,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,235	12,595
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	12,810	12,870
[5,15]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	47,675	43,313
[2,5,15]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	48,870	44,281
[2,5,15]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	31,710	28,560
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.420%	8/4/22	99,700	99,700
					284,004
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,645
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	9,770	9,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,266
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,465
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	5,507
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	5,545
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,389
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,446
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,693
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	700	783
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	13,420	14,982
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	96,565
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	135,670	140,719
	Central Plains Energy Project PUT	5.000%	10/1/29	20,000	21,533
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/29	1,405	1,647
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	3,199
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/31	1,085	1,303
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	569
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	690
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	522
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	311
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	663
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	434
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	534
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,215
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	575
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	302
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	1,980
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,487
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,177
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,257
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,912
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	2,031
	Elkhorn School District GO	5.000%	12/15/31	330	389
	Elkhorn School District GO	4.000%	12/15/32	325	357
	Elkhorn School District GO	4.000%	12/15/33	375	410
	Elkhorn School District GO	4.000%	12/15/34	350	381
	Elkhorn School District GO	4.000%	12/15/35	350	379
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,010	1,013
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,990	1,996
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,000	1,003
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	350	351
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,885
[8]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,151
[8]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,245
[8]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,323
[8]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	773
[8]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	829
[8]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	518
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	700	826
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,200	1,415
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,000	1,193
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,025	1,222
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	3,725
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,448
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	3,822
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,635
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	3,919
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	2,739
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	4,008
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	10,665
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,507
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,447
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,772
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,102

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	6,045
Omaha NE GO, Prere.	3.625%	11/15/22	265	267
Omaha NE Sewer Revenue	4.000%	4/1/33	500	551
Omaha NE Sewer Revenue	4.000%	4/1/34	650	712
Omaha NE Sewer Revenue	4.000%	4/1/35	500	543
Omaha NE Sewer Revenue Sewer Revenue, Prere.	5.000%	11/15/22	150	151
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,658
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	1,325	1,348
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,654
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	8,098
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,896
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,334
Omaha School District GO	5.000%	12/15/27	2,000	2,307
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,717
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,407
Sarpy County NE GO	5.000%	6/1/25	2,300	2,504
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,974
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,114
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,814
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,702
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,309
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,256
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,491
				482,786
Nevada (1.3%)
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,047
Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	3,500	3,510
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	9,835
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	22,377
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	19,879
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,691
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,963
Clark County NV	4.000%	12/1/36	8,830	9,138
Clark County NV Electric Power & Light Revenue	2.100%	6/1/31	19,000	16,576
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,690
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,483
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/30	12,275	14,640
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,268
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	11,597
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	7,357
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	6,154
	Clark County NV GO	5.000%	6/1/26	2,020	2,251
	Clark County NV GO	5.000%	7/1/26	2,475	2,693
	Clark County NV GO	5.000%	6/1/27	2,625	2,994
	Clark County NV GO	4.000%	6/1/31	17,000	18,157
	Clark County NV GO	4.000%	11/1/31	5,950	6,314
	Clark County NV GO	5.000%	11/1/31	6,545	7,566
	Clark County NV GO	5.000%	11/1/31	1,645	1,767
	Clark County NV GO	4.000%	6/1/32	12,000	12,752
	Clark County NV GO	4.000%	11/1/32	1,015	1,072
	Clark County NV GO	5.000%	11/1/32	6,730	7,728
	Clark County NV GO	5.000%	7/1/33	16,290	16,495
	Clark County NV GO	4.000%	12/1/36	20,440	21,153
	Clark County NV GO	4.000%	12/1/37	18,825	19,388
	Clark County NV GO	4.000%	12/1/38	21,055	21,573
	Clark County NV GO	4.000%	7/1/39	21,115	21,354
	Clark County NV GO, Prere.	5.000%	11/1/23	250	260
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/30	1,500	1,736
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	13,716
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	8,135
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	8,565
	Clark County School District GO	5.000%	6/15/25	20,000	21,766
[4]	Clark County School District GO	5.000%	6/15/27	8,975	10,222
[4]	Clark County School District GO	5.000%	6/15/28	9,530	10,788
[4]	Clark County School District GO	5.000%	6/15/28	1,280	1,478
	Clark County School District GO	5.000%	6/15/28	8,620	9,925
[4]	Clark County School District GO	5.000%	6/15/29	1,250	1,461
[4]	Clark County School District GO	4.000%	6/15/30	10,505	11,190
[4]	Clark County School District GO	5.000%	6/15/30	1,070	1,263
	Clark County School District GO	5.000%	6/15/30	6,595	7,783
[4]	Clark County School District GO	4.000%	6/15/31	10,930	11,575
[4]	Clark County School District GO	5.000%	6/15/31	1,000	1,175
[4]	Clark County School District GO	4.000%	6/15/32	11,465	12,346
	Clark County School District GO	4.000%	6/15/32	8,845	9,656
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,791
[1]	Clark County School District GO	3.000%	6/15/33	6,575	6,536
[4]	Clark County School District GO	4.000%	6/15/33	10,000	10,503
[4]	Clark County School District GO	4.000%	6/15/33	11,920	12,742
[1]	Clark County School District GO	3.000%	6/15/34	10,920	10,680
[4]	Clark County School District GO	4.000%	6/15/34	12,400	13,169
	Clark County School District GO	4.000%	6/15/34	5,000	5,166
[4]	Clark County School District GO	5.000%	6/15/34	1,000	1,150
	Clark County School District GO	4.000%	6/15/35	14,910	15,397
	Clark County School District GO	4.000%	6/15/35	10,375	10,714
[4]	Clark County School District GO	5.000%	6/15/35	1,350	1,544
[4]	Clark County School District GO	4.000%	6/15/36	1,250	1,333
[1]	Clark County School District GO	3.000%	6/15/37	4,000	3,701
	Clark County School District GO	3.000%	6/15/37	8,730	7,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Clark County School District GO	4.000%	6/15/37	1,250	1,321
	Clark County School District GO	3.000%	6/15/38	11,595	10,436
[4]	Clark County School District GO	4.000%	6/15/38	1,000	1,044
[1]	Clark County School District GO	3.000%	6/15/39	3,540	3,172
	Clark County School District GO	3.000%	6/15/39	9,395	8,353
[4]	Clark County School District GO	4.000%	6/15/39	1,000	1,035
	Clark County School District GO	3.000%	6/15/40	11,760	10,343
	Clark County School District GO	3.000%	6/15/41	10,760	9,313
	Clark County Water Reclamation District GO	3.000%	7/1/31	5,910	5,975
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,169
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,089
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,061
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,852
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,251
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,407
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	624
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	1,038
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	2,004
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	839
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	769
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,842
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	527
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	631
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	762
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	330
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	526
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	525
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	420
	Las Vegas NV GO	5.000%	9/1/25	6,070	6,641
	Las Vegas NV GO	5.000%	9/1/27	5,225	5,777
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,893
	Las Vegas NV GO	4.000%	6/1/31	4,795	5,059
	Las Vegas NV GO	3.000%	6/1/33	2,190	2,207
	Las Vegas NV Special Improvement District No. 816	2.500%	6/1/28	255	229
	Las Vegas NV Special Improvement District No. 816	2.625%	6/1/30	300	262
	Las Vegas NV Special Improvement District No. 816	2.750%	6/1/31	225	195
	Las Vegas NV Special Improvement District No. 816	2.750%	6/1/33	525	440
	Las Vegas NV Special Improvement District No. 816	2.750%	6/1/36	835	669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Valley Water District	4.000%	6/1/37	6,000	6,311
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,050	2,233
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,318
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,497
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,010	2,141
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,889
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,000	4,405
	Las Vegas Valley Water District GO	3.000%	6/1/32	11,965	12,067
	Las Vegas Valley Water District GO	5.000%	6/1/32	3,295	3,623
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	13,067
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,538
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,572
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	22,207
	Las Vegas Valley Water District GO	5.000%	6/1/39	43,150	48,767
	Las Vegas Valley Water District GO	4.000%	6/1/42	5,000	5,106
	Nevada GO	5.000%	11/1/25	36,340	39,486
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	29,770
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	27,688
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	554
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	551
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	499
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	544
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	668
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	542
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	541
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	713
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,569
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,681
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	4,096
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	5,155
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	8,515
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	1,969
	Washoe County School District GO	5.000%	4/1/26	2,030	2,257
					930,213
New Hampshire (0.3%)
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,014
[8]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	9,541
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	13,139
[8]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,890
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	854
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	576
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	560	565

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	873
New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	828
New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	639
New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	690
New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	1,020
New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,328
New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,388
New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,562
New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	506
New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	50,678	50,954
New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,997	2,971
New Hampshire GO	5.000%	12/1/25	4,405	4,873
New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	3,047
New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,165
New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	7,169
New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	20,994
New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	48,290	48,589
New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	2,140	2,152
New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,070	1,076
New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,360	1,368
New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	518
New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	442
New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	717
New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	677
New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,615
					200,489
New Jersey (3.7%)
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,383
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	5,214
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,326
	Bridgewater Township NJ BAN GO	1.000%	8/2/22	3,500	3,500
	Camden County NJ BAN GO	2.000%	10/17/22	3,491	3,494
[10]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	3,900	3,909
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,058
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,344
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	2,945
[4]	Clifton Board Of Education GO	2.000%	8/15/27	1,920	1,910
[4]	Clifton Board Of Education GO	2.000%	8/15/28	2,975	2,896
[4]	Clifton Board Of Education GO	2.000%	8/15/31	6,500	5,915
[4]	Clifton Board Of Education GO	2.000%	8/15/32	6,750	5,986
[4]	Clifton Board Of Education GO	2.000%	8/15/33	6,750	5,798
[4]	Clifton Board Of Education GO	2.000%	8/15/34	5,500	4,608
[9]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	10,480
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	3,817
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	4,029
	Essex County NJ GO	2.000%	9/1/39	3,750	2,825
	Essex County NJ GO	2.000%	9/1/40	3,750	2,757
	Essex County NJ GO	2.000%	9/1/41	3,750	2,714
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,070	7,060
	Hoboken NJ GO	1.500%	9/15/22	4,540	4,539
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/29	1,385	1,635
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/30	1,000	1,196
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/32	2,040	2,226
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,460	2,392
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	5,980	5,676
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	4,020	3,751
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	8,000	7,347
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	9,955	9,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	5,590	5,026
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	3,000	3,059
	Hudson County NJ GO	3.000%	11/15/29	8,990	9,212
	Hudson County NJ GO	3.000%	11/15/30	10,000	10,129
	Hudson County NJ GO	2.000%	11/15/34	5,000	4,131
	Hudson County NJ GO	2.125%	11/15/36	7,500	6,053
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,919
[1]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,290
[1]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,337
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,888
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,865
[4]	Maple Shade Township School District GO	3.000%	7/15/32	1,700	1,700
[4]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,845
	Monmouth County Improvement Authority Indirect Ad Valorem Property Revenue	5.000%	1/15/23	125	127
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/22	780	789
	Monmouth County Improvement Authority Lease Revenue	5.000%	10/1/23	115	120
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/25	1,255	1,328
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,212
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	2,026
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/28	625	725
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/29	460	542
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/30	1,000	1,194
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	505	551
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,400	4,433
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	51,680	53,663
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	28,641
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	39,785
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	5,086
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	37,183
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	7,242
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,742
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	670
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	10,550
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	600	679
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,685
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,730	3,042
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,122
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	13,327
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,409
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	949
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,365	1,496
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	8,941
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	8,315
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	500	513
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,235
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,948
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,965	2,050
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	981
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,538
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	509
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	2,792
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,664
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,012
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,008
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	603
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	696
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	414
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,467
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	2,985	2,994
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,205	4,217
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,515	5,531
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	635	648
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,484
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	37,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	38,085
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	14,311
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,111
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	1,925
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,253
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,227
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,665
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	210	216
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	10,500	10,875
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	10,582
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	24,831
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,195
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	1,001
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	997
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,736
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,880
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,882
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,752
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,425
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,154
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,378
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,502
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,000	972
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	105	108
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,111
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,344
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,311
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	330	370
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	569
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	374
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	11,304
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,235
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	650	748
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,309
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	615	705
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,903
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,657
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	170	184
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	330	364
	New Jersey GO	5.000%	6/1/25	13,115	14,202
	New Jersey GO	2.000%	6/1/26	2,040	2,009
	New Jersey GO	5.000%	6/1/26	11,610	12,821
	New Jersey GO	5.000%	6/1/27	15,000	16,914
	New Jersey GO	5.000%	6/1/29	23,875	27,623
	New Jersey GO	4.000%	6/1/30	58,870	64,687
	New Jersey GO	2.000%	6/1/31	20,500	18,078
	New Jersey GO	4.000%	6/1/31	29,890	33,009
	New Jersey GO	2.000%	6/1/32	9,885	8,491
	New Jersey GO	3.000%	6/1/32	30,765	30,873
	New Jersey GO	4.000%	6/1/32	8,185	9,032
	New Jersey GO	2.000%	6/1/35	21,090	17,088
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,557
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,040	2,162
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,797
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,463
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,006
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,597
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,685
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,204
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,089
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,191
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,612
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,384
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,157
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,320	3,389
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	721
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	4,605	4,696
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,671
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,605	4,698
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	864
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,320	3,384
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,250	4,624
[2,5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	6,730	6,730
[2,5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	2,775	2,775
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.770%	8/1/22	500	500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	916
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,799
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,095
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,512
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	13,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	12,839
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	14,170
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,717
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	950
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,611
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	2.530%	11/1/28	10,000	10,083
	New Jersey Infrastructure Bank Ad Valorem Property Tax Revenue	5.000%	9/1/22	415	416
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	4,007
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	11,262
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,240	11,595
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,465	11,850
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	9,059
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,000	13,616
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	8,000	9,077
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,500	14,183
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	7,000	7,866
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	6,000	6,743
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	10,220
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	11,250	12,693
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	6,170
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	7,320	8,154
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	5,128
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	4,000	4,093
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,770	3,819
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	29,000	29,401
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	14,170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,271
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	19,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	66,486
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	26,868
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	15,875
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	24,434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	23,059
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	15,440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	38,589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	12,726
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	6,002
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	33,456
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	13,899
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,530	3,823
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,470	4,969
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	17,792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,492
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	33,545
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	6,463
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	18,449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	22,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	7,900	8,843
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	19,511
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,078
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,239
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,335	1,357
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	1,610	1,628
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,483
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	1,000	454
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	7,125	7,183

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,569
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,672
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,437
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,467
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	5,598
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	500	511
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,000	5,521
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	6,725	7,518
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,631
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	4,730	5,268
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,251
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,750	6,390
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,164
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,420	11,524
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	11,015	11,236
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,500	2,700
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	15,276
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,032
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	8,290	8,396
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,379
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	11,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,638
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,760
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	5,455
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,120
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	4,077
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,781
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	3,832
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,663
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	8,000	8,143
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,552
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,552
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	9,002
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	4,160	4,213
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,718
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	10,750	10,860
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,696
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	9,415	5,886
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	13,321
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	30,900	31,299
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	14,134
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	4,307
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,239
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	14,904
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	19,314
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	32,950
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,397
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,941
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	29,711
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,600
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	71,021
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,276
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,568
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,086
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,743
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	10,000	10,239
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	8,510	8,635
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/31	690	822
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/32	2,480	2,979
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/33	925	1,118
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/34	935	1,134
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/35	1,475	1,798
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,610	17,582
	Passaic County NJ GO	1.250%	11/1/22	700	700
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,858
[1]	Perth Amboy NJ GO	5.000%	3/15/31	1,235	1,471
	Rutgers The State University of New Jersey College & University Revenue, Prere.	5.000%	5/1/23	100	103
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	583
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,303
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,555
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	4,036
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,099
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,419
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,228
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,418
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,030
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,131
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	281
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	977
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,027
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	15,980
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	7,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,319
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	812
	Sussex County NJ GO	5.000%	2/15/23	5,485	5,587
	Sussex County NJ GO	5.000%	2/15/24	4,376	4,598
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	21,333
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	65	65
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	29,569
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	4,443
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	19,039
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	7,500	8,213
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	22,821
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	26,165	28,389
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	9,729
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	32,990	35,561
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	32,042
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	36,700	39,421
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	24,107
	Toms River Board of Education GO	3.000%	7/15/29	6,000	6,070
	Toms River Board of Education GO	3.000%	7/15/30	3,000	3,020
	Toms River Board of Education GO	3.000%	7/15/31	6,000	6,008
	Toms River Board of Education GO	3.000%	7/15/32	6,000	5,963
	Toms River Board of Education GO	3.000%	7/15/33	3,000	2,959
	Toms River Board of Education GO	3.000%	7/15/34	8,720	8,345
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,934
	Township of Livingston NJ GO	1.500%	12/14/22	1,855	1,853
	Township of Scotch Plains NJ GO	2.000%	12/2/22	3,000	3,003
	Township of Scotch Plains NJ GO	4.000%	3/1/37	2,205	2,320
	Township of Scotch Plains NJ GO	4.000%	3/1/38	2,295	2,389
	Township of Scotch Plains NJ GO	4.000%	3/1/39	2,390	2,481
	Township of West Caldwell NJ GO	1.500%	12/9/22	8,850	8,841
	Union County Improvement Authority Miscellaneous Revenue	4.000%	9/1/23	100	103
	Union County NJ GO	4.000%	3/1/31	6,380	7,039
	Verona Township NJ BAN GO	1.000%	10/28/22	5,300	5,291
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,829
	Verona Township NJ GO	4.000%	6/1/41	1,760	1,823
	Verona Township NJ GO	4.000%	6/1/42	1,760	1,814
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,670	15,650
					2,744,086
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	100	100
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	2,575	2,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,631
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,388
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/31	1,700	1,884
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,108
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	654
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	397
	Farmington NM Electric Power & Light Revenue	1.800%	4/1/29	13,420	12,103
	Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	21,350	17,585
	Farmington NM Electric Power & Light Revenue (Corners Project)	1.800%	4/1/29	20,390	18,389
	Farmington NM Electric Power & Light Revenue (Four Corners Project)	1.800%	4/1/29	9,950	8,974
	Farmington NM Industrial Revenue	2.150%	4/1/33	14,960	12,322
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	8,500	10,051
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,698
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/29	1,350	1,596
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	930	988
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,010	1,101
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,060	1,157
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,465	1,600
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	887
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	927
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,276
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,276
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,529
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,685	4,023
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,100
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,730
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,054
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	993
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,110
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/1/22	185	185
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	123,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	645
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	468
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	1,000	918
					245,913
New York (14.9%)
	Amherst NY BAN GO	1.500%	11/4/22	4,500	4,498
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	9,136
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	2,044
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,174
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,850
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	11,325
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	6,012
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	11,605	6,895
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	2,763
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,279
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,382
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,565	1,525
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,398
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,090
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	988
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,512
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	1,010
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,487
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,107
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,113
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,137
	Build NYC Resource Corp.	5.000%	7/1/42	600	625
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,367

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,662
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,866
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,481
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,827
Carmel NY BAN GO	1.250%	9/30/22	4,000	3,998
Clarence NY GO	5.000%	5/15/23	125	128
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,108
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	498
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	475	523
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	500	548
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/35	520	522
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/36	540	541
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/38	580	576
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/39	605	598
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/40	625	615
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/42	675	657
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	959
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,102
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	462
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	1,028
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	197
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	404
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	212
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,297
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,935
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,395
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,461
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,859
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	3,191
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	694
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	325	370
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	709
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	648
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	590
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	981
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,460
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	2,037
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	482
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	681
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	816
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	889
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,298
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	2,038
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,886
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	451
	Geneva Development Corp. College & University Revenue, Prere.	5.000%	9/1/22	120	120
	Haverstraw-Stony Point Central School District GO	4.000%	1/15/23	150	152
	Haverstraw-Stony Point Central School District GO	3.000%	10/15/28	2,270	2,348
	Hempstead NY BAN GO	0.500%	10/28/22	8,832	8,810
[4]	Hempstead NY GO	4.000%	4/1/28	7,125	7,486
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,688
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,075	3,419
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	18,035	20,005
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	31,744
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	26,677
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	14,634
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,871
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	10,000	10,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,326
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,120
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	2,275	2,422
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	1,974
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	9,682
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,454
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,220
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	4,850	5,434
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,302
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,708
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	255
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,162
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	19,721
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,548
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.000%	11/1/22	5,000	5,022
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	20,133
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,176
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,999
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,845
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	12,423
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,750
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,490
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,409
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	64,561
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/41	16,600	17,067
[2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	1.910%	8/1/22	5,150	5,150
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,764
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	8,425	8,509
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	7,075	7,142
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	5,035	5,233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	42,000	43,652
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	502
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,680	6,737
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,600
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,243
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,761
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	326
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,050	6,100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	12,755
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	397
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,563
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,015	3,043
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	30,400	30,644
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,903
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	3,043
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,816
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	2,075
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,851
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	22,211
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,958
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,994
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,889
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	14,565	15,921
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	11,387
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	2,012
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	5,000	5,023
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,775	2,797
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,401
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,220	11,113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	899
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,783
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	65,459
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,269
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,679
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	839
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,179
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	13,055	13,239
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,753
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,072
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	19,873
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,775	1,872
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	371
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,233
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,714
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,195	3,393
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	1,200	1,254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	6,400	6,784
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,813
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	4,000	4,393
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	52,500	51,556
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	20,936
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	12,650	12,686
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	125,435	127,385
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	192,000	193,723
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	138,446
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	19,239
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	33,500	37,645
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	1.575%	4/1/24	3,290	3,241
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.078%	4/1/24	8,510	8,383
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	1.825%	4/1/26	2,500	2,425
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.820%	8/1/22	64,115	64,115
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.860%	8/1/22	53,465	53,465
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	380	384
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	115	116
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	205	207
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,380	1,417
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,300	2,362
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,695	1,741
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	5,670
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	5,629
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	13,055
[2]	Metropolitan Transportation Authority VRDO	1.680%	11/1/26	24,515	24,515
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,290	2,580
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/32	1,860	2,079
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	1,967
	Monroe County NY GO	2.000%	6/1/33	1,755	1,523
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,176
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,025
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,803
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,428
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,483
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,545
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	4,686
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	2,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,495	1,482
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	3,300
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	99,713
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	4.000%	11/15/22	500	504
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	5.000%	11/15/22	350	354
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	5.000%	11/15/22	190	192
	Nassau County Interim Finance Authority Sales Tax Revenue, Prere.	5.000%	11/15/22	100	101
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,848
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,393
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,233
	Nassau County NY GO	5.000%	4/1/23	15,665	16,013
	Nassau County NY GO	5.000%	10/1/23	500	519
[4]	Nassau County NY GO	4.000%	4/1/38	2,600	2,674
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,000	3,431
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,380	2,769
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,770	4,437
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	12,940	13,341
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/28	17,300	17,875
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/29	22,000	22,731
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	12,500	12,916
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,709
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,572
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,115	8,895
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	17,120
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	26,473
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,914
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,785	13,046
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,150	4,842
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,500	2,357
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	15,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	35,013
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,147
[4]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	2,405	2,599
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	1,005	931
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,344
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,250	1,104
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	1,750	1,955
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	5,254
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	2,833
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	11,825	12,912
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,639
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	28,018
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	11,000	9,824
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,616
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	997
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	2,500	2,799
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/28	15,280	17,300
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/34	42,500	43,673
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	7,425	7,839
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	16,700	18,205
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	5,080	5,627
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	2,500	2,674
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/40	4,600	4,649
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	11,280	10,995
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/42	6,875	6,933
[2,5]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.930%	8/1/22	52,625	52,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	13,591
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,713
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	29,050	31,067
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	5,000	5,049
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	9,484
	New York City Municipal Water Finance Sewer Revenue VRDO	1.970%	8/1/22	9,250	9,250
	New York City Municipal Water Finance Water Revenue VRDO	1.820%	8/1/22	1,410	1,410
	New York City Municipal Water Finance Water Revenue VRDO	1.890%	8/1/22	28,015	28,015
[2]	New York City Municipal Water Finance Water Revenue VRDO	1.970%	8/1/22	3,545	3,545
[2,5]	New York City NY GO TOB VRDO	1.930%	8/1/22	80,300	80,300
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.930%	8/1/22	12,600	12,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	8,475	9,268
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,934
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	16,246
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,473
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,708
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	16,373
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,415
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,757
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,727
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,080
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	1,750	1,812
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,316
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	30,385
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	3,750	3,426
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	2,500	2,564
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,610	1,757
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/22	700	706
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/23	135	137
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,788

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	6,000	6,016
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,950	3,961
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,402
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	10,000	10,806
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	952
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	10,000	10,789
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/35	21,520	22,772
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,597
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	3,129
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/36	12,600	13,153
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	21,050	21,978
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	7,014
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,157
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	9,000	9,317
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	18,000	18,649
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,121
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,743
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	27,000	24,389
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	26,150	23,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	165	165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	110	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	14,245	14,358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	10,030	10,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	13,329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	21,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,245	11,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	7,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	4,165	4,849

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	12,000	12,272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	2,000	2,350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	6,860	8,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	5,117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	34,400	41,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	12,700	12,874
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	11,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	13,750	14,540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	17,776
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,270	4,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,495	7,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	12,500	12,665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	11,689
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,000	1,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	12,850
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,791
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	15,747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	22,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	14,832
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	3,000	3,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	16,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	16,817
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	26,876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	14,500	15,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	27,325	28,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	12,060

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	10,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	21,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	18,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	9,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	23,370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	22,248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	16,839
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,385	30,742
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,288
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	14,357
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	11,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	10,413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	26,786
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	8,584
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	22,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	20,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	52,620
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	28,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	2,000	2,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	23,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	11,037
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	2,582
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	7,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	26,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	39,062
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	9,940	9,293
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	21,571
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	3,750	3,870
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	9,300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,805
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	5,500	5,671
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	32,250	33,251
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,648
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,559
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	14,279
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	15,500	16,019
[8]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	1,037
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	6,352
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	22,357
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,464
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,913
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,809
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	8,261
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	4,080
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	11,513
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	4,670	4,814
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,078
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,853
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	3,765	3,878
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	3,000	3,090
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,491
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	6,500	5,910
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	10,252
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,775	11,098

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	20,180	22,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	22,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	7,000	7,699
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	33,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	11,000	11,235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	18,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	14,300	14,598
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	21,565
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	6,490	7,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	2,565	2,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	23,091
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.970%	8/1/22	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.330%	8/4/22	46,710	46,710
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	5,000	5,564
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	4,000	4,205
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,328
New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,452
New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	31,560
New York City Water & Sewer System Sewer Revenue VRDO	1.970%	8/1/22	3,500	3,500
New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/38	2,000	2,198
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	20,408
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	30,000	33,124
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,560	6,118
New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	11,335
New York City Water & Sewer System Water Revenue	5.250%	6/15/33	9,820	11,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	5,675
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	24,087
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,115
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	29,779
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	16,697
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	123,839
	New York City Water & Sewer System Water Revenue VRDO	1.680%	8/1/22	5,100	5,100
	New York City Water & Sewer System Water Revenue VRDO	1.720%	8/1/22	10,160	10,160
	New York City Water & Sewer System Water Revenue VRDO	1.890%	8/1/22	44,125	44,125
	New York City Water & Sewer System Water Revenue VRDO	1.900%	8/1/22	23,495	23,495
[2]	New York City Water & Sewer System Water Revenue VRDO	1.970%	8/1/22	6,000	6,000
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,312
	New York GO VRDO	1.890%	8/1/22	30,760	30,760
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	6,949
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	108,115	102,800
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	26,415	24,326
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,690	14,489
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	9,480
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,509
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,862
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	5,994
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,469
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	15,807
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	13,126
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,804
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	126,640	104,666
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	7,920
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	24,815	28,984
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	7,450	7,507
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/36	4,020	3,355
	New York NY GO	4.000%	8/1/22	200	200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/22	7,530	7,530
New York NY GO	5.000%	8/1/22	6,450	6,450
New York NY GO	5.000%	8/1/22	1,475	1,475
New York NY GO	5.000%	8/1/22	6,800	6,800
New York NY GO	5.000%	8/1/22	2,495	2,495
New York NY GO	5.000%	8/1/22	5,500	5,500
New York NY GO	5.000%	8/1/22	265	265
New York NY GO	5.250%	8/15/22	5	5
New York NY GO	5.000%	12/1/22	185	187
New York NY GO	5.000%	8/1/23	14,590	14,634
New York NY GO	5.000%	8/1/23	5,710	5,907
New York NY GO	5.000%	8/1/23	7,740	7,881
New York NY GO	5.000%	8/1/23	125	129
New York NY GO	5.000%	8/1/23	190	197
New York NY GO	5.000%	8/1/23	250	259
New York NY GO	5.250%	8/15/23	5	5
New York NY GO	5.000%	10/1/23	780	785
New York NY GO	5.000%	8/1/24	4,025	4,036
New York NY GO	5.000%	8/1/24	20,010	20,656
New York NY GO	5.000%	8/1/24	17,185	18,311
New York NY GO	5.000%	8/1/24	14,000	14,918
New York NY GO	5.000%	8/1/24	50,000	53,277
New York NY GO	5.000%	10/1/24	835	840
New York NY GO	5.000%	8/1/25	5,000	5,013
New York NY GO	5.000%	8/1/25	3,630	3,972
New York NY GO	5.000%	8/1/25	15,510	16,973
New York NY GO	5.000%	8/1/25	11,770	12,880
New York NY GO	5.000%	8/1/25	10,310	11,282
New York NY GO	5.000%	8/1/25	35,345	38,678
New York NY GO	5.000%	8/1/25	10,640	11,643
New York NY GO	5.000%	8/1/25	43,580	47,689
New York NY GO	5.000%	12/1/25	18,090	19,967
New York NY GO	5.000%	8/1/26	9,735	10,023
New York NY GO	5.000%	8/1/26	14,215	14,635
New York NY GO	5.000%	8/1/26	6,765	7,353
New York NY GO	5.000%	8/1/26	24,805	27,793
New York NY GO	5.000%	8/1/26	12,875	14,426
New York NY GO	5.000%	8/1/26	225	226
New York NY GO	5.000%	8/1/27	6,600	6,795
New York NY GO	5.000%	8/1/27	20,110	22,458
New York NY GO	5.000%	8/1/28	9,300	9,843
New York NY GO	5.000%	8/1/28	30,305	34,451
New York NY GO	5.000%	8/1/28	17,500	20,366
New York NY GO	5.000%	8/1/28	5,000	5,819
New York NY GO	5.000%	3/1/29	27,590	28,894
New York NY GO	5.000%	8/1/29	9,715	10,002
New York NY GO	5.000%	8/1/29	1,975	2,236
New York NY GO	5.000%	8/1/29	27,645	32,598
New York NY GO	5.000%	11/1/29	9,140	10,817
New York NY GO	5.000%	3/1/30	16,230	16,997
New York NY GO	5.000%	8/1/30	6,845	7,047
New York NY GO	5.000%	8/1/30	10,655	10,970
New York NY GO	5.000%	8/1/30	5,390	5,705
New York NY GO	5.000%	11/1/30	10,000	11,977
New York NY GO	5.000%	3/1/31	25,000	26,178
New York NY GO	4.000%	8/1/31	30,000	31,634
New York NY GO	5.000%	8/1/31	7,500	9,024
New York NY GO	5.000%	8/1/31	5,585	6,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	12/1/31	3,035	3,362
	New York NY GO	5.000%	8/1/32	2,675	3,245
	New York NY GO	5.000%	4/1/33	1,000	1,126
	New York NY GO	5.000%	8/1/33	5,000	5,350
	New York NY GO	5.000%	8/1/33	5,000	5,607
	New York NY GO	5.000%	8/1/33	4,000	4,641
	New York NY GO	5.000%	12/1/33	11,750	12,915
	New York NY GO	4.000%	8/1/34	7,500	7,951
	New York NY GO	5.000%	8/1/34	3,875	4,455
	New York NY GO	5.000%	12/1/34	4,000	4,390
	New York NY GO	3.000%	3/1/35	7,540	7,202
	New York NY GO	5.000%	4/1/35	8,000	8,953
	New York NY GO	4.000%	8/1/35	15,010	15,485
	New York NY GO	4.000%	8/1/35	2,735	2,857
	New York NY GO	4.000%	8/1/35	7,250	7,607
	New York NY GO	5.000%	8/1/35	2,000	2,294
	New York NY GO	4.000%	10/1/35	3,000	3,157
	New York NY GO	5.000%	12/1/35	3,000	3,283
	New York NY GO	5.000%	12/1/35	11,695	13,223
	New York NY GO	5.000%	3/1/36	7,840	8,989
	New York NY GO	5.000%	4/1/36	12,750	14,239
	New York NY GO	4.000%	8/1/36	3,015	3,127
	New York NY GO	4.000%	8/1/36	3,365	3,504
	New York NY GO	5.000%	10/1/36	4,000	4,415
	New York NY GO	5.000%	10/1/36	3,620	4,077
	New York NY GO	5.000%	3/1/37	10	10
	New York NY GO	4.000%	8/1/37	22,745	23,523
	New York NY GO	4.000%	8/1/37	3,445	3,556
	New York NY GO	4.000%	10/1/37	24,185	25,020
	New York NY GO	5.000%	12/1/37	9,900	11,144
	New York NY GO	5.000%	3/1/38	2,695	3,028
	New York NY GO	4.000%	8/1/38	20,000	20,616
	New York NY GO	5.000%	3/1/39	1,700	1,926
	New York NY GO	4.000%	8/1/39	4,155	4,210
	New York NY GO	5.000%	8/1/39	10,000	11,123
	New York NY GO	5.000%	10/1/39	2,780	3,099
	New York NY GO	4.000%	3/1/40	1,000	1,014
	New York NY GO	5.000%	3/1/40	5,875	6,564
	New York NY GO	4.000%	8/1/40	3,550	3,593
	New York NY GO	3.000%	3/1/41	6,500	5,819
	New York NY GO	5.250%	5/1/41	5,000	5,800
	New York NY GO	3.000%	10/1/41	21,575	19,156
	New York NY GO	5.000%	12/1/41	31,000	33,558
	New York NY GO	5.000%	12/1/41	5,000	5,550
	New York NY GO	5.250%	5/1/43	2,500	2,884
[2]	New York NY GO VRDO	1.680%	8/1/22	11,765	11,765
	New York NY GO VRDO	1.820%	8/1/22	1,590	1,590
	New York NY GO VRDO	1.900%	8/1/22	43,810	43,810
[2]	New York NY GO VRDO	1.910%	8/1/22	12,275	12,275
	New York NY GO, Prere.	5.000%	8/1/22	5,040	5,040
	New York NY GO, Prere.	5.000%	8/1/22	195	195
	New York NY GO, Prere.	5.000%	8/1/22	1,135	1,135
	New York NY GO, Prere.	5.000%	8/1/22	115	115
	New York NY GO, Prere.	5.000%	8/1/22	135	135
	New York NY GO, Prere.	5.000%	8/1/22	100	100
	New York NY GO, Prere.	5.000%	10/1/22	9,135	9,190
	New York NY GO, Prere.	5.000%	3/1/23	7,040	7,184
	New York NY GO, Prere.	5.000%	3/1/23	1,500	1,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO, Prere.	5.000%	3/1/23	100	102
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	1,370	1,653
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/32	1,785	2,136
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/33	1,850	2,194
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/34	1,765	2,076
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/38	3,700	3,824
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	7,267
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	5,320	5,481
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	325	335
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	9,859
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,700	1,907
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	4,577
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,946
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	2,002
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,659
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,504
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,279
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,139
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,148
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,659
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,818
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,151
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	4,230	4,748
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,800	2,004
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	4,100	4,411
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	16,552
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,295	1,491
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	573
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	19,263
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,939
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,889
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,750	3,466
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	7,599
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,488
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	1,020
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,641
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,184
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,745
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,903
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,367
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,403
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,244
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	7,373
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	5,175
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,475
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,646
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,163
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	756
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,863
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,579
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,885	1,983
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,665
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,045
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,800	2,933
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,045
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,944
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	769
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,400	1,467
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	921
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	430

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	714
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	7,000	7,104
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,589
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	806
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	10,119
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,796
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	14,663
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	10,930	11,081
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	6,940	7,027
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	36,485	40,466
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	10,190	10,675
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	30,475	32,880
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	10,300	10,425
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	10,100	10,581
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	20,000	21,553
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	21,540	24,373
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	12,000	12,763
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	15,365	16,593
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	28,239
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	7,533
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	31,695	35,474
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	12,487
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	28,425
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,505	14,429
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	16,300
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	9,960	10,414
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	43,745
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	35,000	40,965
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	10,545	12,342
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,690	11,159

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	21,701
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,622
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,000	23,730
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	15,709
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	10,000	10,117
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	4,000	4,284
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,967
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,685
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	57,495	59,937
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,000	2,393
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	35,221
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	13,804
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	1,063
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	38,351
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	33,188
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	18,674
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	50,308
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,745	8,212
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	4,188
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	20,000	20,826
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	6,046
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	10,189
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,565
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,535	3,909
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	20,950	21,716
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,775
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	13,634
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,245
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,903
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	45,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	28,219
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	10,192
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	58,720	53,425
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	20,000	20,471
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	23,385	23,748
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	67,258
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	24,740	25,212
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	5,000	5,397
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,025	1,123
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	15,269
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	20,000	20,335
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	6,151
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	4,525	5,130
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	36,095	37,997
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	21,265	23,104
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	35	37
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	110	120
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,500	1,508
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,180	1,258
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,757
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,384
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	11,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	13,000	13,859
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	7,000	7,269
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	11,100	11,408
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	10,000	10,215
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	22,575	22,968
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	10,157
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	16,380	16,400
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	14,180	14,146
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	500	503
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	390	391
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	255	256
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,035	1,041
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,257
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	310	311
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,321
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,500	1,508
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,005
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,006
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,005
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,600
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	750	754
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	65
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	475	478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	500	503
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	200	201
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	425	427
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/29	500	502
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,371
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	2,950
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,727
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/29	2,155	2,421
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,475
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,121
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	3,810	4,336
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,350	1,517
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	37,967
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,885	13,977
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,365
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,781
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,807
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	56,794
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	14,096
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,592
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	30,020
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	19,321
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	34,763
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	36,048
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	15,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	42,768
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	40,994
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,088
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	20,605
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	30,155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	20,758
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	22,500	24,996
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,543
[1]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/29	5,000	5,888
[1]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/30	8,245	9,824
[1]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/31	9,000	10,631
[1]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/32	3,500	4,088
[1]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/36	11,190	12,751
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	20,335
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	20,432
	New York State Environmental Facilities Corp.	3.000%	6/15/36	2,700	2,618
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/28	300	352
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/29	200	237
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/30	400	481
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/30	400	484
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	195	213
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	5,060	5,208
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,655
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	17,495
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	4,975
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,910
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	8,124
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	10,604
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	6,267
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	10,520

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,737
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,238
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	11,202
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	4,562
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,755	1,700
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,360
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,995
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,257
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,500	2,319
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	20,675	20,368
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	13,058
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	30,132
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	2,630	2,637
New York State Thruway Authority	5.000%	3/15/40	33,000	38,003
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,252
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,608
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	867
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	704
New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	140
New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,426
New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,613
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,340
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	26,863
New York State Thruway Authority Highway Revenue	4.000%	1/1/38	14,210	14,602
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,861
New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,052
New York State Thruway Authority Highway Revenue	4.000%	1/1/41	5,775	5,847
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,741
New York State Thruway Authority Highway Revenue	4.000%	1/1/42	35,680	36,212
New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	4,051
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	10,000	11,370

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	10,000	11,573
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	47,830	56,174
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	6,500	7,742
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	11,290	11,538
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	160	164
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	37,433
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	52,210	54,982
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,707
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	24,851
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,000	5,096
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	30,000	31,548
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	20,173
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,393
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	3,125	3,415
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,025	6,645
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	26,541
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	24,561
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	10,000	10,181
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	12,550	12,777
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	15,385
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,000	3,550
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	16,273
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	32,298
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,571
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	20,110	20,453
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	31,405
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	28,000	28,466
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	5,000	5,219
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	32,091
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	31,878

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	8,133
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	48,480
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	11,620	11,896
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	50,943
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	8,000	8,130
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	9,945
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	7,500	7,605
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	9,290	8,375
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	10,144
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,798
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	13,227
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,819
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/39	11,720	11,884
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	8,862
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	47,505
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	45,677
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	1,000	1,010
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	700	726
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,150	1,221
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	900	983
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	750	830
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,125	2,371
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,420	1,553
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,650	1,800
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	4,005	4,360
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	2,495	2,708
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,328
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,200
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	29,579
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	12,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	4,167
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	23,320	22,536
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	16,270	18,588
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,088
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,645
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	13,499
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,838
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,594
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,665
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,277
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,594
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,327
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,654
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,682
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,424
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,834
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	5,047
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,637
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,595
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,746
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	4,125
	Port Chester-Rye Union Free School District GO	5.000%	6/1/23	550	566
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	16,300	17,486
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,000	6,437
	Southold NY BAN GO	1.250%	9/22/22	3,000	2,998
[4]	Suffolk County NY GO	5.000%	11/1/28	8,420	9,697
[4]	Suffolk County NY GO	5.000%	11/1/29	10,600	12,429
	Suffolk County NY GO	5.000%	6/15/30	1,000	1,168
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	9,493
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	11,506
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	20,736
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	16,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	16,409
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,350
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,869
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	9,180
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,717
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,216
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,749
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,645
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,846
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	12,203
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	18,534
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,401
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	100	101
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	10,000	11,420
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	20,000	23,239
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	31,285	36,933
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	17,945
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	10,320	12,514
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	8,150	8,186
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/32	4,335	5,301
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	5,870	5,855
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/33	2,350	2,835
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	6,500	7,493
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	7,500	8,912
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	7,500	8,585
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	36,420	41,566
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	2,985
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	20,244
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	20,527
	Triborough Bridge & Tunnel Authority Sales Tax	5.000%	5/15/39	1,100	1,278
	Triborough Bridge & Tunnel Authority Sales Tax	5.000%	5/15/40	1,500	1,731
	Triborough Bridge & Tunnel Authority Sales Tax	5.000%	5/15/41	2,200	2,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	1.405%	2/1/24	3,160	3,098
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	2,806
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	2,937
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,260
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,225
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	2,794
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,211
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,399
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,264
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,230	2,196
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,792
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,535
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	12,239
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,807
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	8,895
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,692
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	9,105
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,313
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,291
	Ulster County NY BAN GO	1.500%	11/17/22	12,454	12,451
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	33,000	34,444
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	1,000	1,043
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	20,875	22,671
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	27,283
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	41,669
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	18,994
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	54,957
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,810
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	6,035
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,535	3,276
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,704
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,466
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	3,072
	Westchester County NY GO	4.000%	7/1/29	5,920	6,418
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	125	125
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,594
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,791
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,242
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,832
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,985
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,931
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,305
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,683
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,911
[4]	Yonkers NY GO	5.000%	3/15/29	600	690
[4]	Yonkers NY GO	5.000%	3/15/30	600	697
[1]	Yonkers NY GO	5.000%	9/1/31	2,690	3,170
[4]	Yonkers NY GO	5.000%	3/15/32	500	592
[4]	Yonkers NY GO	5.000%	3/15/33	750	881
					10,923,912
North Carolina (0.6%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,082
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/28	200	233
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/29	250	295
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	210	250
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/32	110	130
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/33	120	141
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/34	175	188
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/35	150	161
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/36	150	159
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	291
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	405
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,154
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/32	1,445	1,553
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/33	3,090	3,302
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/34	3,000	3,192
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/35	2,500	2,648
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,956
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,492
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,254
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	3,156
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,461
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,877
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,029
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,528
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,833
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,750	3,213
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,331
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,224
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	2,020
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/37	3,000	3,451
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,534
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	3,360
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/40	2,500	2,539
	Charlotte NC COP	3.000%	6/1/39	3,685	3,432
	Charlotte NC COP	3.000%	6/1/41	4,060	3,718
	Charlotte NC GO	5.000%	7/1/29	2,550	2,696
	Charlotte NC GO	5.000%	6/1/31	2,305	2,713
	Charlotte NC GO	5.000%	6/1/33	5,940	6,931
	Charlotte NC GO	5.000%	6/1/34	2,370	2,754
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,705	1,957
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,275	18,673
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	6,250	5,986
[2,4]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	8/1/22	1,400	1,400
	Cumberland County NC Appropriations Revenue	3.000%	11/1/22	120	120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Durham Capital Financing Corp. Appropriations Revenue, Prere.	5.000%	6/1/23	3,210	3,303
East Carolina University College & University Revenue, Prere.	5.000%	10/1/23	100	104
Mecklenburg County NC GO	5.000%	12/1/27	2,585	2,925
Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,395
Moore County NC Appropriations Revenue	5.000%	6/1/25	365	398
Moore County NC Appropriations Revenue	5.000%	6/1/26	385	430
Moore County NC Appropriations Revenue	5.000%	6/1/27	365	417
Moore County NC Appropriations Revenue	5.000%	6/1/28	350	406
Moore County NC Appropriations Revenue	5.000%	6/1/29	755	890
Moore County NC Appropriations Revenue	5.000%	6/1/30	650	777
Moore County NC Appropriations Revenue	5.000%	6/1/31	225	271
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,591
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,722
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,435
North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	8,625
North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	8,398
North Carolina Appropriations Revenue	5.000%	5/1/29	25,165	28,423
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	13,750	16,228
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	8,135
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	10,225
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,906
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,000	13,667
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	20,607
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,406
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	16,058
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,530	2,523
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	9,745	10,006
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	478
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	296
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	469
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,507
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	810
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	311
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	367
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	989
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	3,087

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	575
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,031
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,591
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	663
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	520
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,874
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,630
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	631
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,238
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	940
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	636
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,203
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,933
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,118
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	1,887
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	325	313
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,060
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	1.470%	8/3/22	1,450	1,450
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	4,150	4,175
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	175	187
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	635	678
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	650	694
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	500	534
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,386
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,887
North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	2,665	2,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	120	125
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/27	2,930	3,362
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/28	1,000	1,167
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,902
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,216
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,126
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,466
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	3,729
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,889
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,483
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,815
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,066
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,482
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	17,797
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	11,296
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	21,742
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,821
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,110
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,045
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,296
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,132
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,160
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,444
	Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,374
	Wake County NC GO	4.000%	2/1/34	10,845	12,055
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,265
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,488
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	527
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	554
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	849
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	873
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	625
					462,328
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,856
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,231
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,542
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,569
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,975
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,709
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,881
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,478
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	1,001
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	2,010
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	2,190
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.530%	7/1/24	1,555	1,555
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,649
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,196
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,968
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	1,955
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,523
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,590
					43,878
Ohio (2.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,477
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	437
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,326
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	356

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,437
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	675	770
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	762
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,082
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	391
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	919
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	305
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,780
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,745	2,778
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	800	808
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	806
Akron OH Income Tax Revenue	4.000%	12/1/22	350	353
Akron OH Income Tax Revenue	4.000%	12/1/24	365	383
Akron OH Income Tax Revenue	4.000%	12/1/25	470	502
Akron OH Income Tax Revenue	4.000%	12/1/27	1,180	1,297
Akron OH Income Tax Revenue	4.000%	12/1/28	775	833
Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,087
Akron OH Income Tax Revenue	4.000%	12/1/29	1,525	1,692
Akron OH Income Tax Revenue	4.000%	12/1/30	890	948
Akron OH Income Tax Revenue	4.000%	12/1/30	405	442
Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,299
Akron OH Income Tax Revenue	4.000%	12/1/31	490	520
Akron OH Income Tax Revenue	4.000%	12/1/31	370	403
Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,766
Akron OH Income Tax Revenue	4.000%	12/1/32	745	790
Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,249
Akron OH Income Tax Revenue	4.000%	12/1/33	615	651
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	13,722
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,615	13,106
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,906
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	12,418
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,582
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	10,449

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,815
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	10,104
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,614
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	17,819
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,132
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,317
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	4,664
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,554
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	9,375
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,392
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	3,590	3,619
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,973
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,637
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,929
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/30	2,500	2,938
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,186
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/32	2,800	3,290
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	4,250	4,905
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,297
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,389
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,655	1,701
American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,527
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,208
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	2,007
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,100
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,138
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,202
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,053
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,000	5,511
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,630	4,056
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	5,002
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	4,981
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	250	275
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,695
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,037
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,917
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	6,815	6,857
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	35,650	35,596
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	420
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	973
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	636
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,281
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,257
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	6,103
[9]	Cincinnati City School District GO	5.250%	12/1/22	10,030	10,158
	Cincinnati OH GO	5.000%	12/1/22	125	125
	Cincinnati OH GO	5.000%	12/1/22	1,280	1,295
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,436
	Cincinnati OH GO	5.000%	12/1/27	845	975
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,162
	Cincinnati OH GO	4.000%	12/1/31	780	844
	Cincinnati OH GO	4.000%	12/1/32	800	860
	Cincinnati OH GO	4.000%	12/1/33	2,150	2,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,198
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,423
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	928
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,490
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,877
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,784
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,420
	Cleveland Municipal School District GO	5.000%	12/1/26	1,660	1,679
	Cleveland Municipal School District GO	5.000%	12/1/27	1,050	1,062
	Cleveland Municipal School District GO	5.000%	12/1/28	3,730	3,814
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,815	1,841
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,208
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,122
	Cleveland OH GO	4.000%	12/1/33	310	339
	Cleveland OH GO	4.000%	12/1/34	2,285	2,455
	Cleveland OH GO	4.000%	12/1/35	1,660	1,761
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	5,035	5,235
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	4,800	4,991
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	728
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	559
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	484
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	746
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	503
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	452
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	471
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	734
	Cleveland OH Income Tax Revenue, Prere.	5.000%	10/1/22	150	151
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,316
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,480
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	1,870	2,086
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	1,915	2,124
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	2,065	2,284
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/37	1,170	1,290
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	2,400	2,630
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/40	2,525	2,811
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/41	2,660	2,954
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/42	2,805	3,094
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	235
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	293
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	348
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/36	300	346
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	416
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	410
	Columbus City School District GO	5.000%	12/1/22	1,000	1,012
[4]	Columbus City School District GO	0.000%	12/1/27	14,060	12,323
[4]	Columbus City School District GO	0.000%	12/1/29	11,170	9,104
	Columbus City School District GO	5.000%	12/1/30	5,110	5,609
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,415
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,645
	Columbus OH GO	4.000%	8/15/24	3,570	3,740
	Columbus OH GO	5.000%	8/15/24	10,325	11,022
	Columbus OH GO	5.000%	7/1/25	1,285	1,404
	Columbus OH GO	4.000%	4/1/26	16,170	17,439
	Columbus OH GO	4.000%	8/15/27	7,500	7,973
	Columbus OH GO	5.000%	4/1/31	3,675	4,440
	Columbus OH GO	5.000%	4/1/32	2,220	2,715
	Columbus OH GO	5.000%	4/1/39	7,950	8,977
	Columbus OH GO	5.000%	4/1/40	5,050	5,688
	Columbus OH GO, Prere.	5.000%	8/15/22	180	180
	Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	11,425
	Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	3,763
	Columbus State Community College GO	3.000%	12/1/36	1,110	1,035
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,617
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,258
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,101
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,383
	Cuyahoga County OH GO	3.000%	12/1/32	1,130	1,138
	Cuyahoga County OH GO	3.000%	12/1/33	4,330	4,344
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,279
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,253
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	3,117
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,014
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,610
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,677
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	17,137
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,609
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,139
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,568
	Dayton City School District GO	5.000%	11/1/22	5,500	5,549
	Dublin City School District GO	4.000%	12/1/31	4,250	4,653
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	11,121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	334
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	678
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	910
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	863
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	713
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,063
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,437
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	674
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,710
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,438
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,432
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	9,294
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	11,030	11,864
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,756
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,756
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,282
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,152
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,968
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,102
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,965
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,317
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,729
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,119
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,114
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,666
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,455
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,381
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,635
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,582
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	888
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,046
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,705
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,041
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	12,321
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,103
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,153
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,852
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,201
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,336
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,759
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,555
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,625
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,840
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,487
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,186
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	14,501
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,150
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	719
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,225	1,214
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,825
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,661
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	3,836
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	3,807
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,605
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,325
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,244
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	21,720	22,036
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,924
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,279
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,907
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,095	10,695
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	880
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,294
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,627
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,623
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,426
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,774
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,126
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,880
	Miami University College & University Revenue	5.000%	9/1/31	545	651
	Miami University College & University Revenue	5.000%	9/1/32	405	480
	Miami University OH College & University Revenue	5.000%	9/1/27	195	222
	Miami University OH College & University Revenue	5.000%	9/1/28	260	299
	Miami University OH College & University Revenue	5.000%	9/1/29	275	321
	Miami University OH College & University Revenue	5.000%	9/1/30	500	592
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,110
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	1,941
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,172
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	375
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue (Southwest General Health Center Project), Prere.	5.000%	8/1/22	345	345
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	6,200
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	11,571
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	933
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	12,000
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	766
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	9,495
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	12,881
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	831
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,955
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,512

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	832
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	13,524
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	481
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,495
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	789
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	16,765
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	495
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	16,380
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	527
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	6,354
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	2,615	2,270
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	401
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,936
Ohio Air Quality Development Authority Electric Power & Light Revenue	4.000%	1/1/34	9,725	10,004
Ohio Air Quality Development Authority Industrial Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	13,394
Ohio Appropriations Revenue	5.000%	12/15/22	1,500	1,520
Ohio Appropriations Revenue	5.000%	12/15/25	2,015	2,224
Ohio Appropriations Revenue	5.000%	12/15/26	750	848
Ohio Appropriations Revenue	5.000%	12/1/30	900	1,083
Ohio GO	5.000%	9/15/22	4,415	4,434
Ohio GO	5.000%	2/1/25	5,000	5,408
Ohio GO	5.000%	5/1/25	19,650	21,417
Ohio GO	5.000%	6/15/26	1,015	1,136
Ohio GO	5.000%	8/1/26	25,360	28,477
Ohio GO	5.000%	9/1/26	10,000	11,252
Ohio GO	5.000%	11/1/26	7,080	7,999
Ohio GO	4.000%	2/1/27	8,220	8,220
Ohio GO	5.000%	2/1/27	11,595	12,819
Ohio GO	5.000%	5/1/27	5,085	5,658
Ohio GO	5.000%	5/1/27	185	211
Ohio GO	5.000%	6/15/27	3,000	3,062
Ohio GO	5.000%	9/15/27	2,410	2,777
Ohio GO	5.000%	11/1/27	6,635	7,662
Ohio GO	5.000%	3/15/29	3,805	3,988
Ohio GO	5.000%	3/1/31	7,840	8,767
Ohio GO	5.000%	5/1/31	1,335	1,436
Ohio GO	5.000%	9/1/31	9,370	9,784
Ohio GO	5.000%	3/1/32	8,230	9,180
Ohio GO	5.000%	9/1/32	9,850	10,278
Ohio GO	5.000%	11/1/32	3,500	3,756
Ohio GO	5.000%	3/1/33	8,645	9,623
Ohio GO	5.000%	5/1/33	3,000	3,412
Ohio GO	5.000%	5/1/33	8,075	8,659
Ohio GO	5.000%	6/15/33	16,465	17,985

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	9/1/33	10,355	10,797
Ohio GO	5.000%	3/1/34	9,075	10,085
Ohio GO	5.000%	5/1/34	3,250	3,685
Ohio GO	5.000%	9/1/34	10,885	11,344
Ohio GO	5.000%	3/1/35	8,530	9,468
Ohio GO	5.000%	5/1/35	9,525	10,609
Ohio GO	5.000%	6/15/35	19,795	21,572
Ohio GO	5.000%	9/1/35	11,445	11,922
Ohio GO	5.000%	3/1/36	10,005	11,096
Ohio GO	5.000%	3/15/36	5,000	5,213
Ohio GO	5.000%	5/1/36	6,060	6,483
Ohio GO	5.000%	6/15/36	18,000	19,603
Ohio GO	5.000%	3/1/37	10,505	11,636
Ohio GO	5.000%	5/1/37	19,940	22,152
Ohio GO	5.000%	3/1/38	9,030	9,986
Ohio GO	5.000%	6/15/39	3,000	3,393
Ohio GO, ETM	5.000%	8/1/24	30	32
Ohio Government Fund/Grant Revenue	5.000%	12/15/22	5,330	5,400
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	9,989
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	25,274
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	10,563
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	25,742
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	17,465
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	407
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	510
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,501
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	638
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,693
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	1,037
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,580	1,894
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	845	931
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,798
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	8,079
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,440	1,574
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,322
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,342
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,255
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,882
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,667
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,214
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,528
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,000	1,008
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,586
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,202
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,681
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,922
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	5,410
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/37	3,300	3,569
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,262
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,480
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	100	101
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,000	1,004
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,805	1,813
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	2,250	2,260
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	2,075	2,111
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,106
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,660
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,892
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,380
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,922
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,650	3,049
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,549
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,172
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,100	1,282
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,716
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,358
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,368
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/31	2,450	2,795
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/31	2,400	2,911
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	2,215	2,512
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	1,620	1,820
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,610	1,819
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,615
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/29	815	958
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	978
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,174
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/39	1,000	1,154
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,894
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,628
	Ohio Lease Revenue, ETM	5.000%	10/1/23	225	234
	Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,718
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,446
	Ohio State University College & University Revenue	4.000%	12/1/37	5,000	5,300
	Ohio State University College & University Revenue	4.000%	12/1/38	9,130	9,645
	Ohio State University College & University Revenue	4.000%	12/1/39	7,000	7,364
	Ohio State University College & University Revenue	4.000%	12/1/40	8,875	9,282
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,036
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,340	3,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,058
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,630	3,077
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	4,600	5,447
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	16,510	17,777
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,538
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,255	5,077
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	15,001
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	7,500	9,034
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	11,164
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,395
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	18,968
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,066
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	8,177
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	1,070	1,253
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	5,275	6,161
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	5,005
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,314
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,135
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,116
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	1,006
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	10,916
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	11,061
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,473
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	10,771
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	6,275
	Ohio Water Development Authority Water Pollution Control Loan Fund	4.000%	12/1/38	4,000	4,199
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	16,074
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	20,383
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	3,688
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	11,924

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	11,475
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	18,271
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	26,276
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	28,085
Ohio Water Development Authority Water Revenue	5.000%	12/1/35	500	590
Olentangy Local School District GO, Prere.	4.000%	12/1/22	150	151
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,316
University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,255
University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,148
University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,071
University of Cincinnati College & University Revenue	5.000%	6/1/31	685	793
University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,321
University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,305
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,745
University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,078
University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,020
Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,254
				1,982,324
Oklahoma (0.4%)
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/29	2,000	2,198
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/29	2,500	2,901
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/30	5,950	6,555
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/30	4,300	5,039
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	846
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,652
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,901
Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,352
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	8,612
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	925	927
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	996

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,210
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,063
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,731
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,138
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,713
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,212
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,249
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,288
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,768
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,404
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,472
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,540
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/23	2,585	2,667
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,590
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,209
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	14,285
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,060	3,235
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,134
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,640
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,639
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,402
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,603
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,121
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,620
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,558
Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	20,400	21,309
Oklahoma City OK GO	4.000%	3/1/30	1,900	2,039
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/29	3,600	4,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	1,850	2,073
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/33	2,500	2,802
	Oklahoma Department of Transportation Government Fund/Grant Revenue GAN GO	5.000%	9/1/22	670	672
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,168
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,927
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,940
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,651
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,292
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,283
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,103
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,768
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	4,535	4,536
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	16,750	16,385
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	446
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	560	649
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/30	1,245	1,462
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,615
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	4,059
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,519
	Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	2,915
	Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	4,140
	Oklahoma State University College & University Revenue	5.000%	9/1/29	255	302
	Oklahoma State University College & University Revenue	5.000%	9/1/30	365	437
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	515
	Oklahoma State University College & University Revenue	4.000%	9/1/33	315	343
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	1,038
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	969
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	453

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma State University College & University Revenue	3.000%	9/1/41	500	433
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	11,450
Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,435
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,750
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,922
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,515
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/39	3,350	3,412
Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	4,394
Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,499
Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,107
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,048
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	370
Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,489
Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,592
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	4,020
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	7,063
Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	1,009
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	11,638
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	12,207
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,064
University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,105
				289,836
Oregon (0.9%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,236
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	803
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,055
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	13,318
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	18,170
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	3,986
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,535
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/25	100	106
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	310	337
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	430
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	587
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	613
	Eugene OR Electric Utility System Electric Power & Light Revenue, Prere.	4.000%	8/1/22	135	135
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	579
	Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,601
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	638
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	873
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	951
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,000	1,850
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,564
	Marion County OR School District No. 103 Woodburn GO, Prere.	5.000%	6/15/25	2,000	2,177
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	683
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	691
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	697
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,144
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	740
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	905
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,406
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,675
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,919
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,437
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	13,412
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	9,151

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	10,295
Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,779
Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	11,347
Oregon (Q State Project) GO	5.000%	5/1/30	3,850	4,353
Oregon (Q State Project) GO	5.000%	5/1/32	3,370	3,781
Oregon (Q State Project) GO	5.000%	5/1/33	3,095	3,457
Oregon (Q State Project) GO	5.000%	5/1/34	2,675	2,983
Oregon (Q State Project) GO	5.000%	5/1/35	2,750	3,063
Oregon (Q State Project) GO	5.000%	5/1/37	4,365	4,849
Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,946
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,516
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	20,399
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	17,175
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	25,025	25,941
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	23,656
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	260	263
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	5,909
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	10,207
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,686
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,223
Oregon GO	2.000%	8/1/22	100	100
Oregon GO	5.000%	8/1/22	2,660	2,660
Oregon GO	5.000%	11/1/22	115	116
Oregon GO	5.000%	12/1/30	2,000	2,237
Oregon GO	5.000%	6/1/34	1,500	1,771
Oregon GO	5.000%	6/1/35	750	883
Oregon GO	5.000%	6/1/36	850	998
Oregon GO	5.000%	6/1/36	1,000	1,174
Oregon GO	4.000%	8/1/40	2,855	2,948
Oregon GO, Prere.	5.000%	5/1/23	2,915	2,991
Oregon GO, Prere.	5.000%	5/1/23	2,060	2,114
Oregon GO, Prere.	5.000%	11/1/23	1,440	1,501
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	7,960	8,939
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/32	13,000	14,923
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	637
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	798
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	743
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	741
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,154
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,338
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,251
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	334
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	672
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	677
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,330
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	17,641
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,379
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,262
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/22	1,000	1,009
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,297
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,892
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,111
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,595
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,472
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,185
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,960
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,267
[2]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.960%	8/1/22	26,325	26,325
	Oregon State Lottery Revenue	5.000%	4/1/23	6,355	6,504
	Oregon State Lottery Revenue	5.000%	4/1/25	2,130	2,244
	Oregon State Lottery Revenue	5.000%	4/1/25	8,015	8,443
	Oregon State Lottery Revenue	5.000%	4/1/26	2,275	2,463
	Oregon State Lottery Revenue	5.000%	4/1/26	2,445	2,647
	Oregon State Lottery Revenue	5.000%	4/1/29	8,000	8,604
	Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,285
	Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,942
	Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,954
	Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,183

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Lottery Revenue	5.000%	4/1/32	4,475	5,196
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,450
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,603
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,883
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,459
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,437
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,847
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,284
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,654
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	11,010	11,266
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,560	5,689
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,545	5,674
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,301
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,644
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,812
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,599
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,813
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,487
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,180
Port of Morrow OR GO	4.000%	12/1/38	1,455	1,509
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,849
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,094
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,120	1,318
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,065	1,262
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,269
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,186
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	11,190
Portland Community College District GO	5.000%	6/15/25	1,530	1,667
Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,984
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,735
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,782
Portland OR (Portland Building Project) GO	5.000%	6/15/38	4,000	4,507
Portland OR GO	5.000%	6/1/25	620	677
Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	2,023
Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,604
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	333
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,459
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	271
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	257
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	192
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	195
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	180
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	938
	Salem-Keizer School District No. 24J GO	5.000%	6/15/28	735	855
	Salem-Keizer School District No. 24J GO	5.000%	6/15/29	1,800	2,128
	Salem-Keizer School District No. 24J GO	5.000%	6/15/30	925	1,106
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	17,381
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	14,008
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	11,182
	Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,616
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,262
	Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,766
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,233
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,787
	Tigard OR Water Revenue, Prere.	5.000%	8/1/22	100	100
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/22	150	150
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	6,146
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,620
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	2,033
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,243
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/30	375	449
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/31	325	394
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	11,153
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	13,506
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.010%	6/15/37	2,443	1,359
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.010%	6/15/38	5,500	2,892
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/27	2,000	1,835
					667,669
Pennsylvania (5.4%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	1,003
[8]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/32	1,165	1,343
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	1,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	735
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	570
[3]	Allegheny County Higher Education Building Authority College & University Revenue PUT, 70% of SOFR + 0.290%	1.886%	8/1/27	3,235	3,133
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	1,410	1,497
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	9,414
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	16,667
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	16,275
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	9,014
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	15,916
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	3,905
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	9,435
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,685
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,717
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	3,016
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,952
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	6,807
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	2,785
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,946
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	7,901
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	11,905
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	5,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	9,122
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,881
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,428
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,915
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,081
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,082
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	6,562
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,370
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	5/15/27	54,550	53,964
	Allegheny County PA GO	5.000%	11/1/25	4,400	4,840
	Allegheny County PA GO	5.000%	11/1/29	12,065	13,546
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,725	3,890
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	496
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	225	263
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	300	355
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	250	296
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	879
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	420
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,245
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	706
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	622
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	776
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	425
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,330
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,637
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	5,010
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	5,799
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,694
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,190
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	2,922
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,638
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/29	1,450	1,604
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/30	1,450	1,613
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/31	2,225	2,487
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/32	2,265	2,544
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,750	1,950
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/34	1,165	1,293
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/35	1,850	2,047
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/36	1,000	1,104
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	9,510	10,223
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	5,810
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	2,911
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	2,500	2,616
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	3,080
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	3,310	3,486
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,387
[1]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,570
[1]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,663
[1]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,707
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	570	546
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/30	1,065	939
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	4,351
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,411
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	1,735	1,464
[4]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,733
[4]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,198
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,853
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	1.375%	11/1/25	1,870	1,802
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	1.375%	11/1/25	2,150	2,071
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	1.375%	11/1/25	1,840	1,772
	Bethlehem Area School District GO	5.000%	11/15/29	860	1,018
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/26	475	503
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/28	785	836
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/29	825	879
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/31	1,825	1,928
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/32	1,915	2,008
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/22	485	488
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/23	410	420
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/24	425	441
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/25	445	467
[8]	Bucks County IDA College & University Revenue	5.000%	11/1/27	585	623
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	327
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,420
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	1,100	1,183
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,919
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,587
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,314
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,411
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,289
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/25	1,195	1,316
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,127
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	653
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,142
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,993
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,090
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,112
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,221
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,819
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,455
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,731
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,792
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,497
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,283
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	1,019
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,445
	Chester County IDA Recreational Revenue	5.000%	12/1/33	4,350	5,134
	Chester County IDA Recreational Revenue	5.000%	12/1/34	4,795	5,639
	Chester County IDA Recreational Revenue	5.000%	12/1/35	2,500	2,932
	Chester County IDA Recreational Revenue	5.000%	12/1/36	2,165	2,531
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,287
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,539
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,553
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,792
[4]	Coatesville School District GO	5.000%	8/1/24	5,385	5,718
[4]	Coatesville School District GO	5.000%	8/1/25	4,045	4,408
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	948
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,249
	Colonial School District GO	5.000%	2/15/36	1,000	1,115
	Colonial School District GO	5.000%	2/15/37	1,015	1,130
	Colonial School District GO	5.000%	2/15/38	1,560	1,733
	Colonial School District GO	5.000%	2/15/39	1,350	1,489
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,073
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,146
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,160
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	5,909
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	9,269
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,882
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	13,725
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,464
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,332
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,051
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	4,471
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,058
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,000	13,297
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	25,655	26,578
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	34,200	35,850
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	26,130
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,420	6,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	60,000	65,618
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	38,689
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	42,462
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	27,552
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	8,160	9,317
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	22,921
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	17,122
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,437
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	19,975	23,255
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,502
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	54,785	58,841
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	17,000	17,967
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	25,140
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,983
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	46,819
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	42,736
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	11,000	12,075
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	45,514
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,000	5,163
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	19,794
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	41,383
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	6,345	6,061
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,594
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,575
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,290
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	18,028
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,378
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,823
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	8,745
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	22,793
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	21,745
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	6,500	6,651
	Conestoga Valley School District GO	4.000%	2/1/27	250	271
	Conestoga Valley School District GO	4.000%	2/1/28	535	588
	Conestoga Valley School District GO	4.000%	2/1/30	465	503
	Conestoga Valley School District GO	4.000%	2/1/31	500	537
	Conestoga Valley School District GO	4.000%	2/1/32	325	347
	Conestoga Valley School District GO	4.000%	2/1/34	1,445	1,551
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	2,040
	Conestoga Valley School District GO	4.000%	2/1/35	1,000	1,062
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,175
	Conestoga Valley School District GO	4.000%	2/1/39	640	657
	Conestoga Valley School District GO	4.000%	2/1/40	750	768
	Council Rock School District GO	2.000%	8/15/40	3,730	2,781
	Council Rock School District GO	2.000%	8/15/41	2,645	1,944
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,090
[5]	Dauphin County General Authority College & University Revenue	4.000%	10/15/22	145	145
[5]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,375
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,640
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,154
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,527
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,280
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,853
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	4,850	4,915
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	1.730%	3/1/26	10,070	9,997
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SOFR + 0.490%	2.018%	3/1/27	9,530	9,087
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	16,655	19,471
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	6,100	5,737
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,064
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,134
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,682
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,076
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,146
	East Lycoming School District GO	4.000%	9/15/40	1,000	1,020
	East Penn School District GO	4.000%	11/15/22	500	504
	Easton Area School District GO	4.000%	4/1/30	2,300	2,387
	Easton Area School District GO	5.000%	2/1/31	1,580	1,811
	Exeter Township School District GO	4.000%	5/15/28	4,265	4,654
[1]	Fairview School District GO	3.000%	9/15/33	650	649
[1]	Fairview School District GO	3.000%	9/15/34	650	639
[1]	Fairview School District GO	3.000%	9/15/36	500	490
[1]	Fairview School District GO	3.000%	9/15/37	500	474
[1]	Fairview School District GO	3.000%	9/15/38	1,000	931
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,364
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,833
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,391
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,138
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	5,837
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	4,395	4,442
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	5,220	5,922
[4]	Harrisburg School District GO	5.000%	11/15/26	4,560	5,126
[4]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,610
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,884
[4]	Hempfield Area School District GO	5.000%	3/15/42	14,000	16,059
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,985
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	887
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	497
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	473
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	7,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,584
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,526
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	2,635	2,696
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,262
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,254
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	878
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,314
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,366
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	1,500	1,633
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,085
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	5,999
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,061
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	427
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	532
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,240	6,750
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	3,148
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	5,174
[4]	Lancaster PA GO	4.000%	11/1/22	390	392
[4]	Lancaster PA GO	4.000%	11/1/23	670	690
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	170
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	213
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	394
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	399
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	228
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	208
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	225
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,340
	Lower Merion School District GO	4.000%	11/15/29	8,755	9,753
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	582
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	6,016
[4]	Luzerne County PA GO	5.000%	12/15/25	500	548
[4]	Luzerne County PA GO	5.000%	12/15/25	400	438
[4]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,120
[4]	Luzerne County PA GO	5.000%	12/15/26	500	560
[4]	Luzerne County PA GO	5.000%	12/15/27	500	566
[4]	Luzerne County PA GO	5.000%	12/15/27	500	566
	Lycoming County Authority College & University Revenue	5.000%	10/1/22	1,025	1,031
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	790

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,176
Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	743
Manheim Central School District GO	4.000%	5/1/36	825	864
Manheim Central School District GO	4.000%	5/1/37	750	781
Manheim Central School District GO	4.000%	5/1/38	1,700	1,751
Manheim Central School District GO	4.000%	5/1/40	2,475	2,544
Manheim Central School District GO	4.000%	5/1/41	400	411
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,125	7,134
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,305
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,393
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	946
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	1,014
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	2,001
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	2,000	1,992
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,007
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,257
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,407
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,527
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	8,022
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,433
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,195
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,500	1,540
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,500	1,535
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,750	1,786
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,208
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	3,172
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,251
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,286
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,567
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,730
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	5,097
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	4,488
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,081
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,050
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,534
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,480
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,550
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	8,000	8,122
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/24	4,665	4,880
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	8,411
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	8,021
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	9,008
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	4,154
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,776
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,769
[4]	Montour School District GO	5.000%	4/1/32	3,245	3,513
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,809
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	6,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,686
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,266
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,099
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,094
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,362
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,631
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,086
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,072
	North Allegheny School District GO	4.000%	5/1/36	760	795
[4]	North Pocono School District GO	4.000%	9/15/29	2,175	2,388
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	2,969
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,184
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,456
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,615
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	8,287
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,686
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,206
[4]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,098
	Penn Delco School District GO	3.000%	6/1/32	600	604
	Penn Delco School District GO	3.000%	6/1/33	600	603
	Penn Delco School District GO	3.000%	6/1/34	830	820
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,455	1,478
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/23	100	102
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,181
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,390
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,174
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,200
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,873

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,958
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,657
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,763
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	11,201
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,316
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	400
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,839
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,654
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,756
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,886
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,241
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	13,637
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,486
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,295
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,415
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	6,965	7,322
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/32	1,150	1,325
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,496
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,504
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,205
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	1,200	1,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,069
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/34	1,470	1,678
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,083
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,395
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,477
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,043
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,719
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,570
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,959
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	4,197
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,301
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	5/15/27	12,640	12,401
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	12,845	11,434
	Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	10,000	9,098
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,437
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,672
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	5,562
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,692
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	5,059
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	10,446
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	945
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,417
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,730
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,158
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,199
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,153
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,082
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	8,833
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	10,388
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	4,859
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,178
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,394
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	14,211
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/42	1,200	1,205
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	700	702
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	1,650	1,655
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	500	501
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	1,000	1,003
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	50	50
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,336
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,710
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	2,090
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,136
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,100	1,260
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,540	1,542
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,040	1,252
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,370	2,786

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,657
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,112
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,280
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,314
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,278
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	1,857
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,256
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,621
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	575
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	114
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	2,010
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	574
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	2,020
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,740
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,545
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,435
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	12,232
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	10,805
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	1,135	1,146
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	11,145	11,142
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,400	4,355
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	11,840	12,425
Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	5,162
Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,642
Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,606
Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	2,004
Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/34	5,125	5,701
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,732
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,493
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,886
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	3,015	3,151
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,655
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	2,070
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,944
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	5,012
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	6,525	6,520
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	6,395	6,383
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,790
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	29,329
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	12,880
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	41,019
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,250
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	11,250
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	39,227
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	39,212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,782
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,544
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,831
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,430
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,724
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,396
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,655
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,981
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	10,453
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,888
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,647

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,139
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,066
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,285
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	8,370
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,500
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,509
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	2,000	2,127
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,645
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,110
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,184
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	4,000	4,246
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,453
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	7,748
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,943
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,477
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	25,500	27,024
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,785	4,011
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,310
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	15,835
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,414
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	19,119
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	31,235	33,067
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,441
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,683
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,296
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	10,716
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	5,006
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	8,075
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,862
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	23,000	24,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	6,234
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	875	1,022
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	8,988
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,886
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	2,888
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,440
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,625	1,879
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,850	2,113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	24,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,453
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	32,683
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,384
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,600	1,846
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,120	4,718
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,000	2,275
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	27,456
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,368
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,224
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	16,822
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,533
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,270	10,573
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,885
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,943
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,914
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,000	13,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	1,865
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	8,000	9,039
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,209
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,470	4,072
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,705
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,921
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,016
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,000	1,022
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,000	2,250
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	4,000	4,168
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,865
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	2,004
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,054
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,440	3,857
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,026
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,240	6,321
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	858
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,531
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,709
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,974
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	4.000%	12/1/22	195	197
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,165	2,191
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,825	1,847
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	450	455
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	500	506
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.920%	8/1/22	11,135	11,135
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.920%	8/1/22	13,195	13,195
	Pennsylvania Turnpike Commission Rev Highway Revenue	5.000%	12/1/30	6,795	7,522
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/28	420	438
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/29	220	228
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/30	145	149
[8]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/32	340	348
[8]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.125%	6/15/42	750	757
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	552
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	645
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/24	6,500	6,843
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	8,558
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	13,866
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	7,256
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	3,778
[8]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/28	325	348
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	2,753
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,673
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/29	795	804
[8]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/29	340	366
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,092
[8]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/30	500	540
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	4,808
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	2,956
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,164
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	5,803
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,456
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	7,582
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,259
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,216
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	1,879
[8]	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	9/1/37	1,185	1,281
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	8,160	8,083
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	8,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,120
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,072
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,151
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,921
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,366
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,212
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,591
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,476
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	630	680
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	6,269
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/23	5,590	5,791
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	6,819
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,548
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,760
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,949
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,077
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,654
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,215
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,857
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,478
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,452
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,119
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,312
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,722
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,580
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	829
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	2,876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,504
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	4,195
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,396
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,309
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	16,427
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,568
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	2,916
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,463
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,308
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,676
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/32	1,000	1,028
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,349
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,283
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,357
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,752
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,516
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,494
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,296
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	9,197
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	8,160	8,314
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,165	5,217
	Philadelphia PA GO	5.000%	8/1/23	7,310	7,538
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,432
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,890
	Philadelphia PA GO	5.000%	5/1/36	9,000	10,190
	Philadelphia PA GO	4.000%	5/1/37	6,000	6,226
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,492
	Philadelphia PA GO	4.000%	5/1/38	7,045	7,279
	Philadelphia PA GO	4.000%	5/1/39	12,285	12,642
	Philadelphia PA GO	4.000%	5/1/40	12,800	13,045
	Philadelphia PA GO	4.000%	5/1/41	5,000	5,088
	Philadelphia PA Water & Wastewater Sewer Revenue, Prere.	5.000%	11/1/22	150	151

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/23	2,410	2,444
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,091
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	4,027
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	5,827
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,988
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,314
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,415
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,808
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	2,063
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,281
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,681
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	6,460
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,450
Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,530
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,563
Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	11,225
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,373
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,220
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	15,240
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	581
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,789
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,851
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	15,984
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,762
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,937
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	14,163
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	280
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	2,008
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	5,020
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	14,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,488
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	6,125
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,636
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	3,075
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,633
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,630
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,753
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,310	8,011
[4,7]	Philadelphia School District GO	5.000%	6/1/24	1,875	1,977
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	21,753
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,507
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,323
	Philadelphia School District GO	5.000%	9/1/30	3,225	3,706
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,439
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,285
	Philadelphia School District GO	5.000%	9/1/32	4,425	5,035
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,697
	Philadelphia School District GO	4.000%	9/1/36	2,960	3,074
	Philadelphia School District GO	5.000%	9/1/36	1,000	1,092
	Philadelphia School District GO	5.000%	9/1/37	1,000	1,089
	Philadelphia School District GO	4.000%	9/1/39	4,520	4,658
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	3,166
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	4,000	4,592
	Pittsburgh PA GO	5.000%	9/1/32	500	585
	Pittsburgh PA GO	5.000%	9/1/33	500	582
	Pittsburgh School District GO	5.000%	9/1/25	1,850	2,029
[4]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,387
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,162
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,158
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	634
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	1,000	1,172
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	793
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	581
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	2,004
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,279
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,593
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,561
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.980%	12/1/23	8,990	8,994
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,034
[4]	Pocono Mountain School District GO	4.000%	9/1/22	2,155	2,159
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	15,826
[4]	Reading School District GO	5.000%	3/1/26	1,235	1,364
[4]	Reading School District GO	5.000%	3/1/36	1,250	1,376
[1]	Ridley School District GO	3.000%	11/15/38	3,820	3,481
[4]	River Valley School District GO	4.000%	3/15/29	1,470	1,611
[4]	River Valley School District GO	4.000%	3/15/30	1,610	1,775
[4]	River Valley School District GO	4.000%	3/15/31	1,670	1,822
[4]	River Valley School District GO	4.000%	3/15/32	1,740	1,887
[4]	River Valley School District GO	4.000%	3/15/34	1,880	2,002
[4]	River Valley School District GO	4.000%	3/15/35	1,955	2,067
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,316
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	2,033
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,874
	Rose Tree Media School District GO	5.000%	4/1/29	700	775
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,704
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,076
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,228
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,129
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	122
	Seneca Valley School District GO	4.000%	4/1/35	1,875	1,965
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,095
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	954
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.970%	8/1/22	11,600	11,600
[4]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/27	2,330	2,526
[4]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/28	1,005	1,132
[4]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/29	640	729
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,295
	State College Area School District GO	5.000%	11/15/22	500	505
	State Public School Building Authority College & University Revenue	5.000%	5/1/24	3,290	3,471
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	2,824
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	3,078
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,338
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	22,185
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	10,293
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	34,920
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	16,922
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,290	8,060
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	9,273
[4]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	676
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,630
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,811
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,864
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,152
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,778
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,382
	Township of Bensalem PA GO, Prere.	5.000%	6/1/23	110	113
[4]	Trinity Area School District GO	4.000%	11/1/37	600	622
[4]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,801
[4]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,813
[4]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,293
	Twin Valley School District GO	3.000%	4/1/28	1,000	1,033
	Twin Valley School District GO	3.000%	4/1/29	500	515
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,176
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,212
	Twin Valley School District GO	3.000%	4/1/32	1,100	1,106
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,249
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	18,000	19,191
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,354
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	4,300
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	655
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	677
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	696
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,439
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,484
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,528
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	7,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	150	152
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	236
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	238
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	360
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	362
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	442
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	781
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	618
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,246
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	15,000	15,536
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,383
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,046
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,367
[1]	William Penn School District GO	3.000%	11/15/39	1,000	928
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,341
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,381
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,437
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,497
					3,986,647
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	3,449	3,518
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	8,065	7,500
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	54,485	57,059
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	72,249	78,274
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	87,748	96,952
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	50,547	56,720
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	56,896	33,820
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	20,751	19,863
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	21,119	19,934
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,695	2,723
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	2,270	2,359
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	2,575	2,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	2,725	2,957
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	2,775	3,068
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	4,735	5,322
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	464
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	254
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	683
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	195
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	395	445
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	35	34
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	49
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	30	29
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	43
[4,6]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,147

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,661	2,496
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	36,156	30,499
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	66,751	51,602
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	8,232
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	3,017
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	231,829	229,514
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	20,204
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,983	1,994
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	31,460	31,640
				775,540
Rhode Island (0.2%)
Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	9/1/22	500	501
Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,884
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	562
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	698
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,681
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	532
Rhode Island GO	3.000%	5/1/32	8,170	8,229
Rhode Island GO	3.000%	5/1/33	8,420	8,489
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,236
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	573
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	457
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	250	291
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	443
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	455
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	471
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	567
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	507
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	513
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	116
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	540
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	130	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	579
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	360	416
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	300	346
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	685
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/37	395	455
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	459
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	882
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	810
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	593
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/45	1,000	1,065
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,489
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,746
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,319
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,138
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,403
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,183
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	991
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,252
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	5,759
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	972
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,297
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,584
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,854
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	3,000	3,163
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	3,026
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/37	3,480	3,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,685
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	5,000	5,170
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,684
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,263
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	2,500	2,570
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	3,080
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,418
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,477
	Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Miscellaneous Revenue, Prere.	5.000%	10/1/22	125	126
	Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Miscellaneous Revenue, Prere.	5.000%	10/1/22	100	101
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,995	8,990
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,766
					147,316
South Carolina (1.3%)
	Aiken County SC Consolidated School District GO	4.000%	4/1/37	2,450	2,576
	Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	8,402
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	700
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,371
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	705
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,134
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	848
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,287
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	1,019
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	899
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	560
	Charleston County SC GO	4.000%	11/1/28	12,000	13,175
	Charleston County SC GO	4.000%	11/1/33	6,955	7,426
	Charleston County SC GO	4.000%	11/1/34	7,410	7,878
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	10,602
	Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	798

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/31	385	466
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/28	475	551
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/29	1,750	1,884
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,073
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,133
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	703
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/32	1,250	1,333
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,677
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/26	9,760	10,018
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,724
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	4,101
Fort Mill School District No. 4 GO	4.000%	3/1/31	2,890	3,093
Fort Mill School District No. 4 GO	3.000%	3/1/32	2,125	2,131
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,720	5,755
Greenville County SC Miscellaneous Revenue	5.000%	4/1/32	575	684
Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	698
Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	690
Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	636
Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	633
Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	781
Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	901
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,122
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,098
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,263
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,211
Kershaw County SC School District GO	5.000%	3/1/29	8,210	9,350
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,230
Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,678
Lancaster County SC School District GO	4.000%	3/1/32	6,485	6,876
Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,132
Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,329
Lexington & Richland School District No. 5 GO	4.000%	3/1/29	4,000	4,459
Lexington & Richland School District No. 5 GO	4.000%	3/1/30	12,000	13,490
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	290	297
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	10	11
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,200
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,399
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,816
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,591
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,329
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	412
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,198
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,394
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	12,026
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,710
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	300	330
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	375	413
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,058
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/27	2,075	2,196
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,054
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,500	2,632
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,888
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,564
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,191
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,261
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,583
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	5,490
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/33	1,465	1,595
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/34	1,785	1,933
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/35	2,040	2,201
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/36	2,320	2,496
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/37	2,620	2,809
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/38	2,790	2,984
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/39	2,285	2,437
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/40	3,450	3,676
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/41	1,810	1,925
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	50,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/28	500	571
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/29	500	579
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/30	500	586
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/31	250	295
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/32	500	585
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/33	810	943
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/34	1,000	1,155
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/35	725	746
	Patriots Energy Group Nuclear Revenue	2.000%	6/1/37	500	385
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/38	600	605
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/39	575	580
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/40	600	604
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	8,780	8,709
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,405	1,422
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,326
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,136
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,219
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,742
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,497
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,885
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	25,410	26,438
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	14,436
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,156
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,344
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,618
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,161
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,691
	South Carolina GO	5.000%	10/1/22	100	101
[5]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	4.000%	6/1/36	3,250	2,919
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	12,399
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,850
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	804
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,095
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	986

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	554
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	548
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	20,034
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	4,010
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,678
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,328
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	115	116
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	12,138
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	8,116
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	669
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	540
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	1,074
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,390	1,593
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	10,000	11,460
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	1,950	2,215
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	13,134
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	16,605	17,149
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	2,000	2,252
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	14,150
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	14,416
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	3,940	4,386
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	9,300	10,400
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,700	2,762
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	3,330	3,689
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	13,440
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	3,675

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	3,525	3,895
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	6,419
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	22,650	22,871
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	4,560	5,028
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	3,677
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	27,915	28,090
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,325	6,344
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,520	6,542
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	12,825	14,092
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,510	12,518
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,499
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,250	6,215
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,575
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	16,110
South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/31	1,850	2,095
South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/32	2,675	3,005
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/33	1,025	1,055
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/34	2,100	2,150
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/35	500	510
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/37	5,750	5,799
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	12,385	12,392
South Carolina Public Service Authority Electric Power and Light Revenue	3.000%	12/1/41	9,900	8,455
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	10,240	10,684
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	13,985	14,841
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,317
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,814
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,170
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	16,164
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	4,133
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	424
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,458
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	5,900	6,197
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	4,913
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,840	1,632
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,590	5,633
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/28	6,500	6,803
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	16,040
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	34,234
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,800	2,010
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	254
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,625	1,833
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,105	2,389
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	331
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	4,490	5,116
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	577
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	3,068
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	575
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,640	3,019
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	611
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,000	2,268
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	512
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,050
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,069
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,521
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,068
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,576
	University of South Carolina College & University Revenue	5.000%	5/1/25	400	434
	University of South Carolina College & University Revenue	5.000%	5/1/28	330	378

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/35	2,730	3,164
York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,965
				955,161
South Dakota (0.1%)
Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	1,000	1,028
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	698
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	691
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,345
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	717
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,351
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,474
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,929
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,079
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,904
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,492
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,320
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,230
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,976
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,890
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	12,271
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,631
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,082
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,722

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	26,160
South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	5,000	5,144
				86,134
Tennessee (1.2%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,748
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,820	2,013
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,515
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,360
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,413
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,089
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	800
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,082
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	816
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,516
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/31	2,250	2,422
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	723
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,527
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,559
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,498
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,526
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,817
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,714
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	3,970
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,519
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	2,069
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,714
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,503
	Hamilton County TN GO	5.000%	5/1/30	4,000	4,090
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	741
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	1,047
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,994
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,842
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,936
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,391
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,203
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,836
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,023
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,510
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	35
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	180	196
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	260	282
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	270	293
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	220	239
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	58
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	140	162
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	100	116
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	58
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	120	139
[2]	Johnson City Health & Educational Facilities Board VRDO	1.340%	7/1/45	24,000	24,000
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	4,860	4,922

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,145
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,647
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	214
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	6,511
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,667
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,223
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,778
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,095
Memphis TN GO	5.000%	11/1/25	1,240	1,289
Memphis TN GO	4.000%	6/1/31	8,635	9,139
Memphis TN Sanitary Sewerage System Revenue	5.000%	10/1/35	1,000	1,170
Memphis TN Sanitary Sewerage System Revenue	5.000%	10/1/36	1,420	1,658
Memphis TN Sanitary Sewerage System Revenue	5.000%	10/1/39	2,560	2,967
Memphis TN Sanitary Sewerage System Revenue	5.000%	10/1/40	2,120	2,451
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,148
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/35	2,245	2,333
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	962
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,516
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,322
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,069
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,250	2,318
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	2,255	2,382
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	4,650	5,035
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,213
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	564
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	572
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	578
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	1,864
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,941

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	2,030
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,110
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,637
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,025
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,017
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	264
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	405	405
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	215	213
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,730	1,579
Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	6,480	7,489
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,300	2,445
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	140	144
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,218
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,128
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,128
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,360
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,405
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,162
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	838
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	719
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,329
[8]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	4.000%	1/1/35	14,305	15,511
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,380
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,163
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	9,474
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	4,097
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,863
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,689
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,904
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,642
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,442
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,743
	Murfreesboro TN GO	4.000%	6/1/26	4,770	5,052
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,245
	Murfreesboro TN GO	4.000%	6/1/28	5,160	5,431
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,444
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	967
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,647
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,309
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	1,500	1,409
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	942
	Public Building Authority of Blount County Tennessee Intergovernmental Agreement Revenue VRDO	1.970%	8/1/22	200	200
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,471
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,680
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	1.970%	8/1/22	31,580	31,580
	Shelby County TN GO	5.000%	3/1/26	1,165	1,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shelby County TN GO	3.125%	4/1/32	6,145	6,209
	Shelby County TN GO	4.000%	4/1/32	5,705	6,245
	Shelby County TN GO	4.000%	4/1/33	6,055	6,543
	Shelby County TN GO	4.000%	4/1/35	7,200	7,643
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	112,955	118,900
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	56,140	57,463
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	10,975	11,319
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	6,191
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	6,094
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,418
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	24,347
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/29	1,275	1,395
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/30	1,000	1,095
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/31	3,615	3,952
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	91,685	92,833
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	46,990	48,228
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	23,345	25,325
	Tennessee GO	5.000%	8/1/22	2,000	2,000
	Tennessee GO	5.000%	8/1/22	3,000	3,000
	Tennessee GO	5.000%	8/1/22	6,430	6,430
	Tennessee GO	5.000%	9/1/36	5,005	5,657
	Tennessee GO	5.000%	9/1/37	5,005	5,647
	Tennessee GO, Prere.	5.000%	9/1/24	2,000	2,136
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	1,976
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,260
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,228
	Tennessee GO, Prere.	5.000%	9/1/24	4,300	4,593
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,745	4,742
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,360	4,477
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/22	3,105	3,133
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/25	5,000	5,354
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,485
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	4,082
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	6,206
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,471
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,667
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,501
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,608
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,233
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	4,185	4,612
	Williamson County TN GO, Prere.	4.000%	5/1/23	3,000	3,055
	Wilson County TN GO	5.000%	4/1/25	3,435	3,728
					873,313
Texas (8.8%)
	Alamo Community College District GO	5.000%	8/15/26	2,150	2,408
	Alamo Community College District GO	5.000%	8/15/27	1,250	1,431
	Alamo Community College District GO	5.000%	8/15/29	2,500	2,950
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,322
[16]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	894
[16]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	864
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	2,897
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,625
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,322
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,265
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,999
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,195
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,397
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,616
[16]	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,094
[16]	Aldine Independent School District GO	5.000%	2/15/28	8,000	8,613
[16]	Aldine Independent School District GO	4.000%	2/15/31	12,120	12,623
[16]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,191
[16]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,927
[16]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,962
[16]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,173
[16]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,095
[16]	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	5,994
[16]	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	11,378
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	50	50
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	273
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	205	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	346
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	78
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	78
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	275
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	541
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	82
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	552
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	86
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	329
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	399
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	343
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,655
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	387
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,290
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	156
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,133
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,544
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	924
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,924
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	482
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,666
[5]	Arlington Higher Education Finance Corp. PUT	4.500%	6/15/26	1,250	1,224
[16]	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,107
[16]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,718
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,502
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	851
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,128
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,124
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,751
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,880
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,300
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,706
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,542
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	5,146
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,198
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	3,126
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,346
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,669
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	3,251
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	896
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	904
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,674
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	3,029
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,493
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,648
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,676
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,739
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	1,250	1,292
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,081
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,678
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,127
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	1,894
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue (Hays Campus Project), Prere.	4.125%	8/1/22	200	200
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue, Prere.	5.000%	8/1/22	2,000	2,000
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	729
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	896
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,167
[16]	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,303
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,235
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,412
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,914
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,086
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	4,787
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,015
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/30	1,565	1,846
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	10,645	10,693
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,608
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,775
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,297
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	1,810
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,299
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,331
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,342
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,412
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,275
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	5,332
[2,5]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	1.850%	8/1/22	20,490	20,490
	Austin TX GO	5.000%	9/1/22	350	351
	Austin TX GO	5.000%	9/1/26	10,000	10,948
	Austin TX GO	5.000%	9/1/27	6,530	7,337
	Austin TX GO	5.000%	9/1/29	2,855	3,034
	Austin TX GO	5.000%	9/1/30	1,240	1,317
	Austin TX GO	5.000%	9/1/31	2,140	2,269
	Austin TX GO	5.000%	9/1/33	4,315	4,568
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	1,390	1,656
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/32	10,705	11,247
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	11,978
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	12,669
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	6,160
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/36	1,750	1,863
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,777
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,634
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/38	2,250	2,376
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/40	2,250	2,341
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/41	2,000	2,072
[16]	Barbers Hill Independent School District	5.000%	2/15/36	7,060	8,395
[16]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,726
[16]	Beaumont Independent School District GO	5.000%	2/15/26	1,560	1,726
	Beaumont TX Waterworks & Sewer System Revenue Water Revenue, Prere.	5.000%	9/1/22	130	130
	Bell County TX GO	5.000%	2/15/26	1,000	1,109
	Belton Independent School District GO	5.000%	2/15/28	540	622
[16]	Belton Independent School District GO	5.000%	2/15/29	1,530	1,787
	Belton Independent School District GO	5.000%	2/15/29	645	753
	Belton Independent School District GO	5.000%	2/15/30	555	659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Belton Independent School District GO	5.000%	2/15/31	520	627
	Belton Independent School District GO	5.000%	2/15/32	375	450
	Belton Independent School District GO	5.000%	2/15/33	385	458
	Belton Independent School District GO	5.000%	2/15/36	740	858
	Belton Independent School District GO	4.000%	2/15/37	570	597
	Belton Independent School District GO	4.000%	2/15/38	875	909
	Belton Independent School District GO	4.000%	2/15/39	910	942
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,865
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,454
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,014
	Bexar County Hospital District GO	5.000%	2/15/30	1,895	1,921
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	2,022
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,932
	Bexar County TX GO	5.000%	6/15/27	5,000	5,595
	Bexar County TX GO	5.000%	6/15/28	4,370	4,866
	Bexar County TX GO	4.000%	6/15/33	2,750	2,881
	Bexar County TX GO	4.000%	6/15/34	2,000	2,083
	Bexar County TX GO	4.000%	6/15/34	1,260	1,325
	Bexar County TX GO	4.000%	6/15/35	3,565	3,757
	Bexar County TX GO	4.000%	6/15/36	1,825	1,912
	Bexar County TX GO	5.000%	6/15/36	3,550	3,973
	Bexar County TX GO	4.000%	6/15/37	3,315	3,431
	Bexar County TX GO	4.000%	6/15/38	2,860	2,961
	Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	42,761
	Bexar County TX GO, Prere.	5.000%	6/15/23	160	165
	Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,309
	Bexar County TX GO, Prere.	5.000%	6/15/26	4,850	5,430
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	370	370
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	11,256
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	5,000	6,155
	Brownsville Independent School District GO	4.000%	8/15/22	640	641
	Brownsville TX Utilities System Revenue Multi Utility Revenue, Prere.	5.000%	9/1/23	445	462
[16]	Bushland Independent School District GO	5.000%	2/15/30	1,835	2,180
[16]	Bushland Independent School District GO	5.000%	2/15/31	2,050	2,468
[16]	Bushland Independent School District GO	5.000%	2/15/32	2,155	2,577
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,330	3,218
	Carrollton TX GO	5.000%	8/15/22	1,070	1,071
[5]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	214
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	725	734
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,473
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,226
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,322
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,433
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	5,837
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	6,815
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,142

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	7,161
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,596
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,361
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,181
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,781
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	880
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	902
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,341
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,066
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	2,114
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	928
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	680
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,578
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,354
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,602
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,148
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,099
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,109
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	750	851
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,669
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,211
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,093
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,383
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,129
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,543
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,113
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,170
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,427
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	842
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	2,996

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,151
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,103
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,134
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	754
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	966
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	600	668
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,018
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,037
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,417
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,108
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,813
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,514
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,475
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,821
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,218
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,059
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,595
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,151
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,684
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,047
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,683
Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	894
Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	5,621
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	3,500	3,550
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,573
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,360
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,731
Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,276
Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,809
Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	37,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,748
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	42,234
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	56,851
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	16,834
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	36,409
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	10,555	9,353
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,207
[16]	Channelview Independent School District GO	2.000%	8/15/40	1,000	746
[16]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	4,009
[16]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	4,941
[16]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,250	2,140
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	465	546
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	436
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	435	493
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	575	682
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	384
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	878
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	549
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	1,110	1,212
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,232
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	567
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	950	1,026
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	424
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	418
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,100	1,182
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	528
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	795
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,000	1,062
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	1,098
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,400	1,471
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,130	1,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,500	1,568
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,182
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,500	1,558
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,223
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,400	1,447
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,266
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,400	1,428
	Collin County Community College District GO	5.000%	8/15/31	1,000	1,174
	Collin County TX GO	5.000%	2/15/32	3,000	3,461
	Collin County TX GO	5.000%	2/15/33	2,000	2,298
	Collin County TX GO	4.000%	2/15/38	2,480	2,619
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,889
[16]	Comal Independent School District GO	5.000%	2/1/26	4,410	4,883
[16]	Comal Independent School District GO	5.000%	2/1/27	6,440	7,097
[16]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,968
[16]	Comal Independent School District GO	5.000%	2/1/32	850	1,015
[16]	Comal Independent School District GO	4.000%	2/1/33	1,875	2,062
[16]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,477
[16]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,384
[16]	Community Independent School District	5.000%	2/15/37	1,205	1,397
[16]	Community Independent School District	5.000%	2/15/39	1,440	1,661
[16]	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,786
[16]	Conroe Independent School District GO	5.000%	2/15/28	7,810	8,620
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	143
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	197
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	175
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	194
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	233
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	272
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	299
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	322
	Conroe TX GO	5.000%	11/15/26	980	1,103
	Conroe TX GO	5.000%	11/15/27	1,015	1,164
	Conroe TX GO	5.000%	11/15/28	1,720	1,997
	Coppell Independent School District GO	5.000%	8/15/22	165	165
[16]	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,509
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,755
[16]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,131
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,361
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	5,603
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	5,883
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,235	5,338
	Corpus Christi TX Utility System Revenue	5.000%	7/15/29	125	144
	Corpus Christi TX Utility System Revenue	5.000%	7/15/30	200	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	300	355
	Corpus Christi TX Utility System Revenue	5.000%	7/15/33	500	588
	Corpus Christi TX Utility System Revenue	5.000%	7/15/35	830	966
	Corpus Christi TX Utility System Revenue	5.000%	7/15/37	1,800	2,076
	Corpus Christi TX Utility System Revenue	5.000%	7/15/39	2,000	2,289
	Corpus Christi TX Utility System Revenue	5.000%	7/15/41	1,650	1,878
[16]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	838
[16]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,187
[8]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,194
[8]	Crandall Independent School District GO	4.000%	8/15/42	805	818
[16]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,422
[16]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/34	8,645	8,958
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,295	2,322
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	1,195	1,209
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	105	106
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,537
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	7,193
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,700	5,845
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	7,975	8,578
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	12,370
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,436
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,365	11,447
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	9,030	9,973
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,128
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,780
	Dallas County Hospital District GO	5.000%	8/15/23	3,000	3,107
	Dallas County Hospital District GO	5.000%	8/15/27	7,030	7,998
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	17,529
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	16,477
	Dallas County TX GO	5.000%	8/15/25	3,825	4,189
	Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,386
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	9,002
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,847
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	9,260
	Dallas Fort Worth International Airport	5.000%	11/1/40	2,500	2,861
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,138
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	10,182
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	8,132
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,323
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	7,074
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	9,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	15,514
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	14,195	14,320
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	11,544
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	12,997
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	7,775	7,843
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	5,675	6,743
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	5,785	5,836
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	4,264
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	9,040	9,119
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,065	2,413
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,000	3,505
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	21,550	22,363
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,636
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,744
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,763
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,205
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,190
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,505
[16]	Dallas Independent School District GO, Prere.	5.000%	2/15/25	7,500	8,083
	Dallas TX GO	5.000%	2/15/29	3,800	4,442
	Dallas TX GO	5.000%	2/15/30	4,500	5,333
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,286
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,319
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,833
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,824
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,499
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,317
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,797
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,822
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	1,020
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,781
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	150	151
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	4,262
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/31	3,000	3,252
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/32	4,870	5,246
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,060	4,415
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,000	2,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,513
[16]	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,885	1,879
[16]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	3,174
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,177
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,086
	Denton County Housing Finance Corp. PUT	5.000%	2/1/25	1,750	1,855
	Denton County TX GO	5.000%	7/15/24	1,610	1,712
	Denton County TX GO	5.000%	7/15/25	1,830	2,000
	Denton County TX GO	4.000%	7/15/33	2,000	2,081
[16]	Denton Independent School District GO	5.000%	8/15/30	7,775	8,559
[16]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,519
[16]	Denton Independent School District GO, Prere.	5.000%	8/15/25	2,150	2,347
	Denton TX	4.000%	2/15/39	3,605	3,727
	Denton TX	4.000%	2/15/40	2,560	2,631
	Denton TX	4.000%	2/15/42	2,675	2,729
	Denton TX GO	4.000%	2/15/34	2,630	2,744
[16]	Dickinson Independent School District GO	5.000%	2/15/32	3,135	3,280
[16]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,750	2,714
[16]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	1,959
[16]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,101
[16]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	11,623
[16]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	11,120	11,984
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/35	1,300	1,385
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/36	1,350	1,432
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	3.000%	8/15/37	2,250	2,149
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,201
	Ector County Hospital District GO	5.000%	9/15/29	780	855
	Ector County Hospital District GO	5.000%	9/15/30	850	936
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,903
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,409
[9]	El Paso County Hospital District GO	5.000%	8/15/24	1,000	1,057
[16]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,937
[16]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,513
[16]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,361
[16]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,870
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,314
	El Paso TX GO	4.000%	8/15/22	620	621
	El Paso TX GO	5.000%	8/15/28	1,000	1,157
	El Paso TX GO	5.000%	8/15/28	1,440	1,666
	El Paso TX GO	5.000%	8/15/28	600	694
	El Paso TX GO	5.000%	8/15/29	1,395	1,639
	El Paso TX GO	5.000%	8/15/29	785	922
	El Paso TX GO	5.000%	8/15/29	1,005	1,111
	El Paso TX GO	5.000%	8/15/29	700	822
	El Paso TX GO	4.000%	8/15/30	3,480	3,675
	El Paso TX GO	5.000%	8/15/30	1,050	1,229
	El Paso TX GO	5.000%	8/15/30	840	999
	El Paso TX GO	5.000%	8/15/30	545	648
	El Paso TX GO	5.000%	8/15/31	4,050	4,451
	El Paso TX GO	5.000%	8/15/31	1,485	1,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	5.000%	8/15/31	650	757
	El Paso TX GO	5.000%	8/15/32	3,625	3,975
	El Paso TX GO	5.000%	8/15/32	1,500	1,741
	El Paso TX GO	5.000%	8/15/32	1,025	1,190
	El Paso TX GO	5.000%	8/15/32	680	789
	El Paso TX GO	3.000%	8/15/33	375	375
	El Paso TX GO	5.000%	8/15/33	1,300	1,502
	El Paso TX GO	5.000%	8/15/33	1,500	1,734
	El Paso TX GO	3.000%	8/15/34	710	698
	El Paso TX GO	4.000%	8/15/34	435	461
	El Paso TX GO	5.000%	8/15/34	4,570	4,987
	El Paso TX GO	3.000%	8/15/35	430	419
	El Paso TX GO	4.000%	8/15/35	1,000	1,056
	El Paso TX GO	4.000%	8/15/35	1,075	1,135
	El Paso TX GO	4.000%	8/15/35	450	472
	El Paso TX GO	5.000%	8/15/35	4,795	5,226
	El Paso TX GO	3.000%	8/15/36	485	463
	El Paso TX GO	4.000%	8/15/36	1,010	1,058
	El Paso TX GO	4.000%	8/15/36	1,000	1,048
	El Paso TX GO	4.000%	8/15/36	500	520
	El Paso TX GO	5.000%	8/15/36	4,005	4,360
	El Paso TX GO	5.000%	8/15/36	5,035	5,481
	El Paso TX GO	4.000%	8/15/37	500	518
	El Paso TX GO	4.000%	8/15/37	1,110	1,151
	El Paso TX GO	4.000%	8/15/37	680	703
	El Paso TX GO	3.000%	8/15/38	720	667
	El Paso TX GO	4.000%	8/15/38	1,155	1,192
	El Paso TX GO	4.000%	8/15/38	1,000	1,030
	El Paso TX GO	4.000%	8/15/39	1,000	1,021
	El Paso TX GO	4.000%	8/15/40	1,000	1,022
	El Paso TX GO, Prere.	5.000%	8/15/23	1,000	1,036
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,871
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/32	1,150	1,219
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,220
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,793
[16]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,579
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	370
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	241
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	735
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	342
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	730
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	503
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	785
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	581
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	340
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	398
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	442
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	855
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,483
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	410
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,390
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/31	1,315	1,566
[16]	Fort Bend Independent School District GO	5.000%	8/15/22	1,215	1,217
[16]	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	8,732
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,185
	Fort Worth TX GO	4.000%	3/1/29	6,480	7,166
	Fort Worth TX Water & Sewer System	4.000%	2/15/42	3,970	4,083
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	6,671
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,611
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,966
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,922
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	5,197
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,926
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,205
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,940
[16]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,560
[16]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,166
[16]	Frenship Independent School District GO	3.000%	2/15/36	1,000	931
[16]	Frenship Independent School District GO	3.000%	2/15/38	1,000	883
[16]	Friendswood Independent School District GO	4.000%	2/15/29	800	890
[16]	Friendswood Independent School District GO	4.000%	2/15/30	950	1,062
[16]	Frisco Independent School District GO	5.000%	8/15/22	5,000	5,007
[16]	Frisco Independent School District GO	5.000%	8/15/25	4,545	4,977
[16]	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,190
[16]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,841
[16]	Frisco Independent School District GO	5.000%	8/15/26	1,265	1,401
[16]	Frisco Independent School District GO	5.000%	8/15/27	3,635	4,122
[16]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,377
	Frisco TX GO	5.000%	2/15/26	2,790	3,012
	Frisco TX GO	5.000%	2/15/27	5,475	6,057
	Frisco TX GO	5.000%	2/15/29	2,505	2,758
[16]	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,549
[16]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,178
[16]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,094
[16]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,102
[16]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,213
[16]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,184
	Galveston County TX GO	4.000%	2/1/26	1,575	1,685
	Galveston County TX GO	4.000%	2/1/27	1,565	1,697
	Galveston County TX GO	4.000%	2/1/28	1,460	1,570
	Galveston County TX GO	4.000%	2/1/29	1,055	1,129
	Galveston County TX GO	5.000%	2/1/30	1,195	1,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Galveston County TX GO	4.000%	2/1/32	1,195	1,262
[16]	Garland Independent School District GO	5.000%	2/15/26	4,125	4,454
[16]	Garland Independent School District GO	4.000%	2/15/34	1,000	1,035
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,545
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,253
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,545
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,283
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,081
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,414
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,079
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,034
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,258
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,127
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,091
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,123
[8]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,764
[8]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,460
[16]	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	2,000	1,999
[16]	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	4,100	4,089
[16]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,124
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	1,135	1,269
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,656
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	71,515	72,519
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,272
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,740	6,277
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,120	19,763
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	5,500	5,961
[16]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,627
[16]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/28	3,000	3,267
[16]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/32	2,325	2,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/29	450	523
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	559
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	595
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	942
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	1,915
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,423
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	2,132
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	3,859
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,895	3,980
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	2,555	2,598
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,820	1,844
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	2,792
[16]	Gregory-Portland Independent School District GO	4.000%	2/15/29	2,690	2,957
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/30	110	114
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	129
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	102
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	143
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	173
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	112
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/36	100	101
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/37	200	203
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	2,030
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	331
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	456
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	527
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	551
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	848
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	244
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	641
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	451
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	707
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	808
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,035	2,035
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,182
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,147
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,190
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,366
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,703
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,895
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,791
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,353
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,065	2,145
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,385
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,464
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,373
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,453
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,928
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	4,055
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,351
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	2,818
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,022
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,563
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	4,197
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	1.849%	7/1/24	2,500	2,509
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.890%	8/1/22	53,200	53,200
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	101
	Harris County Flood Control District	4.000%	10/1/37	1,640	1,694
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,429
	Harris County Flood Control District GO	4.000%	10/1/35	3,400	3,634
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,616
	Harris County Flood Control District Lease Revenue	5.000%	10/1/27	5,020	5,351
	Harris County Flood Control District Lease Revenue	5.000%	10/1/28	3,000	3,190
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,123
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	10,922
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	5,657
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,296
	Harris County Flood Control District Lease Revenue	4.000%	10/1/36	5,865	6,085
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	2,003
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	2,500	2,874
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	1,000	1,195
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	1,779
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,273
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,095
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	2,919
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,355
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,204
	Harris County TX GO	5.000%	8/15/22	100	100
	Harris County TX GO	5.000%	10/1/25	5,755	6,325
	Harris County TX GO	5.000%	10/1/25	8,180	8,990
	Harris County TX GO	5.000%	10/1/27	6,335	6,938
	Harris County TX GO	5.000%	10/1/28	6,660	7,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX GO	5.000%	10/1/29	6,490	7,080
	Harris County TX GO	5.000%	10/1/29	665	791
	Harris County TX GO	5.000%	10/1/30	5,405	5,884
	Harris County TX GO	5.000%	10/1/30	4,000	4,550
	Harris County TX GO	5.000%	10/1/30	800	965
	Harris County TX GO	5.000%	10/1/34	2,700	3,034
	Harris County TX GO	5.000%	10/1/35	4,215	4,571
	Harris County TX GO	4.000%	10/1/36	690	730
	Harris County TX GO	5.000%	10/1/36	6,545	7,096
	Harris County TX GO	4.000%	10/1/37	765	806
	Harris County TX GO	5.000%	10/1/40	17,000	18,383
	Harris County TX Highway Revenue	5.000%	8/15/25	3,475	3,480
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,386
	Harris County TX Highway Revenue	5.000%	8/15/27	22,185	22,214
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,646
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,350
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	1,780	1,718
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,151
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,059
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,056
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,611
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,418
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,591
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,256
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,098
[5]	Hays County TX	3.250%	9/15/30	255	230
[5]	Hays County TX	3.750%	9/15/40	580	500
	Hays County TX GO	5.000%	2/15/26	1,145	1,266
	Hays County TX GO	5.000%	2/15/26	1,260	1,393
	Hays County TX GO	5.000%	2/15/27	1,105	1,251
	Hays County TX GO	5.000%	2/15/28	1,010	1,139
	Hays County TX GO	5.000%	2/15/28	1,695	1,912
	Hays County TX GO	5.000%	2/15/29	1,830	2,058
	Hays County TX GO	5.000%	2/15/29	1,615	1,817
	Hays County TX GO	5.000%	2/15/30	1,760	1,977
	Hays County TX GO	5.000%	2/15/30	2,175	2,443
	Hays County TX GO	5.000%	2/15/31	3,235	3,630
	Hays County TX GO	5.000%	2/15/31	1,590	1,784
	Hays County TX GO	5.000%	2/15/32	1,800	2,014
	Hays County TX GO	5.000%	2/15/34	1,035	1,152
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	543
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	1,032
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	544
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,585
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,000	1,069
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	620	670
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,333
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	925	999
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,439
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,571
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	948
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	963
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	881
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	967
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	642
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,534
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,051
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,103
	Houston Community College System GO, Prere.	5.000%	2/15/23	3,635	3,702
	Houston Community College System GO, Prere.	5.000%	2/15/23	250	255
[16]	Houston Independent School District GO	5.000%	2/15/26	1,905	2,111
[16]	Houston Independent School District GO	5.000%	2/15/27	10,605	11,739
[16]	Houston Independent School District GO	5.000%	2/15/28	22,185	25,025
[16]	Houston Independent School District GO	4.000%	2/15/30	17,925	18,369
	Houston Independent School District GO	4.000%	2/15/31	9,585	9,660
[16]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,229
[16]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,387
[16]	Houston Independent School District GO PUT	3.000%	6/1/24	3,330	3,378
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	5,214
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,202
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,396
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	7,000	8,161
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,050	4,766
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,461
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,465
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,093
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,920
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	11,038
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	6,058
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	7,325	7,524

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	6,080	6,434
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,922
Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	4,156
Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,500
Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	6,484
Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,888
Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	1,100	1,304
Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	16,879
Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,000	1,202
Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	17,535	18,494
Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	1,500	1,775
Houston TX Combined Utility System Water Revenue	4.000%	11/15/33	1,200	1,307
Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	11,097
Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,323
Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	4,043
Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,735
Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	923
Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	40,275
Houston TX Combined Utility System Water Revenue	4.000%	11/15/36	1,000	1,054
Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	2,500	2,737
Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	5,844
Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,773
Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,461
Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,372
Houston TX GO	5.000%	3/1/23	4,000	4,081
Houston TX GO	5.000%	3/1/25	1,600	1,730
Houston TX GO	5.000%	3/1/26	10,000	11,085
Houston TX GO	5.000%	3/1/26	10,000	10,488
Houston TX GO	5.000%	3/1/27	9,800	10,840
Houston TX GO	5.000%	3/1/27	6,025	6,836
Houston TX GO	5.000%	3/1/28	10,025	11,322
Houston TX GO	5.000%	3/1/29	6,000	6,744
Houston TX GO	5.000%	3/1/31	5,195	5,672
Houston TX GO	5.000%	3/1/32	3,840	4,178
Houston TX GO	4.000%	3/1/33	5,000	5,273
Houston TX GO	4.000%	3/1/33	2,340	2,549
Houston TX GO	5.000%	3/1/33	1,105	1,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	4.000%	3/1/34	5,015	5,248
	Houston TX GO	4.000%	3/1/34	580	623
	Houston TX GO	4.000%	3/1/35	3,000	3,116
	Houston TX GO	4.000%	3/1/35	665	705
	Houston TX GO	3.000%	3/1/36	1,015	966
	Houston TX GO	3.000%	3/1/37	3,500	3,295
	Houston TX GO	3.000%	3/1/38	3,250	3,033
	Houston TX GO	3.000%	3/1/39	2,500	2,308
	Houston TX GO	3.000%	3/1/40	2,000	1,817
	Houston TX GO	3.000%	3/1/41	3,170	2,852
	Houston TX GO, Prere.	5.000%	3/1/24	4,000	4,205
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,741
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,539
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,586
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	477
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	479
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	463
	Houston TX Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	308
[16]	Humble Independent School District GO	5.500%	2/15/24	7,235	7,667
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/22	2,545	2,547
[16]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	3,290	3,294
[16]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/23	1,115	1,155
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	15,976
[16]	Irving Independent School District GO	5.000%	2/15/23	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	132
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	161
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	173
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	222
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	160
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	165
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	164
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	164
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	190
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	271
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	270
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	322
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	321
[16]	Judson Independent School District GO	5.000%	2/1/25	1,070	1,155
[5]	Justin TX	3.000%	9/1/31	250	224
[5]	Justin TX	3.375%	9/1/41	500	423
[16]	Katy Independent School District GO	5.000%	2/15/25	2,560	2,770
[16]	Katy Independent School District GO	5.000%	2/15/26	2,090	2,257
[16]	Katy Independent School District GO	5.000%	2/15/34	7,560	8,273
[16]	Katy Independent School District GO	4.000%	2/15/39	1,000	1,045
[16]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,298
[16]	Katy Independent School District GO	4.000%	2/15/41	1,025	1,061
[16]	Keller TX Independent School District GO	5.000%	8/15/26	5,155	5,569
[16]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,076
[16]	Keller TX Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,389
[16]	Kemp TX Independent School District GO, Prere.	4.000%	2/15/24	1,650	1,707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Killeen TX GO, Prere.	5.000%	8/1/22	1,120	1,120
	Killeen TX GO, Prere.	5.000%	8/1/22	1,225	1,225
[16]	Klein Independent School District GO	4.000%	8/1/34	2,805	2,906
[16]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,220
[16]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,325
[16]	La Joya Independent School District GO, Prere.	5.000%	8/15/22	2,985	2,989
[16]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,066
[16]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,215
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/28	280	300
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/29	275	297
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/30	300	326
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/31	325	354
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/32	475	476
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/33	450	447
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/34	625	541
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/35	475	469
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/36	475	466
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/38	825	677
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/39	975	789
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/40	900	720
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,472
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	4,853
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,240
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,770
[16]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,064
[16]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,062
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/22	1,500	1,500
[16]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,000	2,070
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,000	2,129
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,597
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	200	230
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/29	200	230
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/30	215	247
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/31	250	286
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/32	270	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/33	225	255
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	319
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	246
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	574
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	416
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	388
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	646
[5]	Lavon TX	3.875%	9/15/32	537	493
[16]	Leander Independent School District GO	0.000%	8/16/24	8,500	8,142
[16]	Leander Independent School District GO	0.000%	8/16/25	10,000	9,334
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,833
[16]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,667
[16]	Lewisville Independent School District GO	5.000%	8/15/28	5,000	5,838
[16]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,477
[5]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	622
[5]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	196
	Lone Star College System GO	5.000%	2/15/28	4,045	4,636
	Lone Star College System GO	5.000%	2/15/29	2,505	2,913
	Lone Star College System GO	5.000%	2/15/30	2,655	3,131
[16]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/28	900	1,046
[16]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/31	1,330	1,583
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	6,755	7,774
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/35	9,730	11,321
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/36	10,235	11,863
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/39	6,080	6,954
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,957
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	1,000	1,150
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	1,465	1,705
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,630	1,909
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	655	773
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,700	1,985
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,050	1,218
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	3,015	3,478
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	2,600	2,971
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	5,250	5,985
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,727

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,163
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	2,909
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,151
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	1,999
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,557
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,391
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,245	1,424
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	4,769
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	1,715
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	2,000	2,286
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	5,058
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,425
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	2,500	2,850
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,193
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,683
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,240
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	3,024
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,263
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,710
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,275	2,467
Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	5,562
Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	4,712
Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	4,674
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,010	3,068
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,745
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,498
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	13,955	14,219
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,513
Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	8,659
Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,236
Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,402
Lubbock County TX GO	4.000%	2/15/29	2,170	2,393
Lubbock County TX GO	4.000%	2/15/30	2,260	2,510
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/34	1,825	1,917
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/35	4,415	4,613
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/36	3,620	3,774
Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/37	7,510	6,887
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/38	3,420	3,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,000	1,031
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/40	10,095	8,900
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/41	4,500	4,608
	Lubbock TX GO	4.000%	2/15/31	1,525	1,601
	Lubbock TX GO	4.000%	2/15/32	1,425	1,487
	Lubbock TX GO	4.000%	2/15/33	1,000	1,039
	Mainland College GO	4.000%	8/15/30	650	718
	Mainland College GO	4.000%	8/15/31	795	869
	Mainland College GO	4.000%	8/15/32	560	607
	Mainland College GO	4.000%	8/15/33	510	551
	Mainland College GO	4.000%	8/15/34	635	677
	Mainland College GO	4.000%	8/15/35	500	529
	Mainland College GO	4.000%	8/15/36	1,000	1,051
	Mainland College GO	4.000%	8/15/37	750	782
	Mainland College GO	4.000%	8/15/38	750	777
	Mainland College GO	4.000%	8/15/39	1,680	1,737
	Mainland College GO	4.000%	8/15/40	895	924
[16]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,178
[16]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,171
[16]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,196
[16]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,207
[16]	Manor Independent School District GO	5.000%	8/1/29	2,115	2,503
[16]	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,000	6,081
[16]	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,100	6,183
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	9,286
	McAllen TX GO, Prere.	5.000%	2/15/23	880	896
[16]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,491
[16]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,468
	McKinney TX GO	5.000%	8/15/31	300	363
	McKinney TX GO	5.000%	8/15/32	300	367
	McKinney TX GO	5.000%	8/15/33	275	334
	McKinney TX GO	3.500%	8/15/34	775	797
	McKinney TX GO	3.625%	8/15/35	780	803
	McKinney TX GO	3.750%	8/15/37	1,065	1,088
	McKinney TX GO	3.875%	8/15/39	1,830	1,871
	McKinney TX GO	3.875%	8/15/40	1,900	1,935
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/32	350	422
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/33	700	840
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/34	500	596
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/35	570	677
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/36	1,000	1,185
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/37	750	884
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/38	750	881
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/39	1,000	1,170
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/40	725	845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/42	1,000	1,158
[17]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	830
[16]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,311
	Midland County Fresh Water Supply District No. 1 Water Revenue, Prere.	5.000%	9/15/22	100	100
[16]	Midway Independent School District GO	4.000%	8/15/32	1,500	1,653
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	551
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	718
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	743
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,587
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,156
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	1,901
	Montgomery County TX GO	4.000%	3/1/29	11,625	12,716
	Montgomery County TX GO	4.000%	3/1/30	13,500	14,664
	Montgomery County TX GO	5.000%	3/1/31	16,450	18,031
	Montgomery County TX GO	5.000%	3/1/32	16,910	18,499
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,739
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	4,051
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,814
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,237
[8]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	840	771
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,172
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,356
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,041
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,801
[8]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	1,155	1,008
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,533
[8]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,825	1,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	3,200	3,221
[8]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,470	3,493
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	560	560
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,699
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,378
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	2,000	2,110
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,400
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,625
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,515
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,291
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,513
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,083
	North Central Texas Health Facility Development Corp. Health, Hospital, Nursing Home Revenue (Children's Medical Center Project), Prere.	5.000%	8/15/22	560	561
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,415
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,506
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,577
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,651
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,728
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,544
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,377
[16]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,334
[16]	North East TX Independent School District GO, Prere.	5.000%	8/1/23	750	776
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/30	2,785	3,318
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,502
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/33	500	553
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	738
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	574
[5]	North Parkway Municipal Management District No. 1	3.625%	9/15/31	243	226
[5]	North Parkway Municipal Management District No. 1	4.250%	9/15/31	1,000	984
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,523
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/22	6,000	6,018
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	9,215
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	9,207
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,865	1,891
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	4,875	4,942
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	6,530	6,821
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	8,642
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,345
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	3,724
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	11,179
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,055	1,068
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,400	1,420
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,141
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,430	4,618
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	5,031
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,972
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,499
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,350
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	5,400	5,614
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	7,066
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,091
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,205	11,636
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	16,114
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,329
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	10,043
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	14,225
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	50,917
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	17,264
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,902
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,307
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,708
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,138
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	47,087
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,832
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,564
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,641
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,148
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,128
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	34,903
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,610
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,671
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	8,466
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,662
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,852
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,099
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,480
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,352
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	13,650
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,206
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,391
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,067
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,672
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	16,384
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,087
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	38,649
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,412
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	11,082
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,177
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,568
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	12,368
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	3,015	3,044
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	2,000	2,056
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	3,210	3,257
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/24	3,185	3,337
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,299
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,413
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	5,360	3,970
[16]	Northside Independent School District GO	5.000%	6/15/25	3,000	3,088
[16]	Northside Independent School District GO	4.000%	6/1/35	1,895	2,033
[16]	Northside Independent School District GO	4.000%	6/1/36	1,000	1,071
[16]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,589
[16]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	4,031
[16]	Northwest Independent School District GO	5.000%	2/15/25	10,000	10,800
[16]	Northwest Independent School District GO	5.000%	2/15/26	6,380	6,887
[16]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,542
[16]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,629
	Nueces County TX GO	4.000%	2/15/34	480	516
	Nueces County TX GO	4.000%	2/15/36	640	677
	Nueces County TX GO	4.000%	2/15/39	1,250	1,302
	Odessa Junior College District GO	5.000%	8/15/26	770	858
	Odessa Junior College District GO	5.000%	8/15/28	660	751
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,265
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,040
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,987
	Odessa TX GO	3.000%	3/1/33	5,355	5,343
	Odessa TX GO	3.000%	3/1/34	2,685	2,643
	Odessa TX GO	3.000%	3/1/35	2,425	2,363
[16]	Palacios Independent School District GO	5.000%	2/15/30	1,490	1,768
[16]	Palacios Independent School District GO	5.000%	2/15/31	1,920	2,310
[16]	Palacios Independent School District GO	5.000%	2/15/32	2,310	2,808
[16]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,359
[16]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,433
[16]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,531
[16]	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,091
[16]	Pasadena Independent School District GO, Prere.	5.000%	2/15/23	5,465	5,569
	Pasadena TX GO	4.000%	2/15/29	1,000	1,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pasadena TX GO	4.000%	2/15/30	1,765	1,837
[16]	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,326
[16]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,269
[16]	Pearland Independent School District GO	4.000%	2/15/31	3,830	4,037
[16]	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,097
	Pearland TX GO	5.000%	3/1/30	9,575	10,520
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/34	2,255	2,426
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/35	1,695	1,819
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	1,700	1,819
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/37	2,000	2,119
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	2,600	2,624
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	6,817
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,260
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/33	5,675	5,781
[16]	Pflugerville Independent School District GO	5.000%	2/15/31	2,795	3,191
[16]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,868
[16]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,795
[16]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,442
[16]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,264
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	238
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	263
[5]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	728
[16]	Plano Independent School District GO	5.000%	2/15/28	12,745	14,071
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/28	1,000	1,165
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,195
[16]	Port Neches-Groves Independent School District GO	2.000%	2/15/39	2,305	1,796
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,754
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,437
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,681
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,342
[16]	Prosper Independent School District GO	4.000%	2/15/32	3,290	3,591
[16]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,544
	Prosper TX GO	4.000%	2/15/31	1,805	1,979
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,064
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,065
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	971
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,517
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	1,007
[16]	Richardson Independent School District GO	5.000%	2/15/29	1,350	1,587
[16]	Richardson Independent School District GO	5.000%	2/15/30	1,600	1,904
[16]	Richardson Independent School District GO	3.000%	2/15/39	1,000	964
[16]	Richardson Independent School District GO	3.000%	2/15/41	1,000	940
[16]	Round Rock Independent School District GO	5.000%	8/1/29	1,255	1,400
[16]	Round Rock Independent School District GO	4.000%	8/1/32	5,050	5,526
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	215	221
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,988
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,638
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	1,816
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	2,109
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,400
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,545
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	706
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	2,653
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	2,801
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	2,885
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	2,991
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	41,021
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	7,510	7,510
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	3,150	3,150
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,889
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	408
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	13,381
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	417
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	8,406
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	16,745
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	485	555
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,721
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	6,274

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,252
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	12,182
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	2,816
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	12,830
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	5,470	5,506
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/31	3,000	3,301
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,114
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,330	1,582
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	5,355	5,920
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	1,210	1,426
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,574
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,269
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	2,560	2,843
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,410	1,653
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,670	1,979
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,953
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	34,501
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,436
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	2,765	3,251
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	21,101
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	2,200	2,542
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,750	2,047
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,387
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	4,690
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	2,159
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	2,000	2,330
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	18,017
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	2,004
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	2,000	2,305
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,000	2,293
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	5,143
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,734
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,972
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,377
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,752
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	4,460	4,896
	San Antonio TX Electric & Gas Systems Revenue Electric Power & Light Revenue, ETM	5.000%	2/1/24	1,000	1,050
	San Antonio TX GO	5.000%	2/1/25	10,000	10,812
	San Antonio TX GO	5.000%	2/1/26	5,800	6,250
	San Antonio TX GO	5.000%	2/1/27	4,915	5,291
	San Antonio TX GO	4.000%	8/1/35	9,170	9,615
	San Antonio TX GO	4.000%	8/1/35	2,355	2,519
	San Antonio TX GO	4.000%	8/1/36	2,235	2,370
	San Antonio TX GO	4.000%	8/1/37	5,000	5,267
	San Antonio TX GO	3.000%	8/1/38	2,625	2,483
	San Antonio TX GO	4.000%	8/1/38	7,560	7,938
	San Antonio TX GO	3.000%	8/1/39	2,705	2,539
	San Antonio TX GO, Prere.	4.000%	8/1/22	4,395	4,395
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,327
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,172
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,837
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,050
	San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,204
[16]	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	6,025
[16]	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	6,772
[16]	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,639
[16]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,878
[16]	San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,375
[16]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,111
[16]	San Antonio TX Independent School District GO	5.000%	8/15/32	4,525	5,189
[16]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,248
[16]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,246
[16]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,048
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,240
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,522
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,851
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,680
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	7,120
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,992
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,676
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,636
	San Antonio Water System Water Revenue	4.000%	5/15/38	4,000	4,171
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	6,126
	San Antonio Water System Water Revenue	4.000%	5/15/39	4,385	4,548
	San Antonio Water System Water Revenue	4.000%	5/15/40	14,000	14,183
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,928
	San Antonio Water System Water Revenue	4.000%	5/15/41	4,685	4,820
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,853
	San Jacinto Community College District GO	5.000%	2/15/30	700	828
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,078
	San Jacinto Community College District GO	4.000%	2/15/35	750	798
	San Jacinto Community College District GO	4.000%	2/15/36	700	737
[8]	San Marcos TX	4.000%	8/15/36	1,280	1,336
[16]	Sherman Independent School District GO	4.000%	2/15/30	3,400	3,801
[16]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,534
[16]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,613
[16]	Socorro Independent School District GO	4.000%	8/15/32	3,000	3,187
[16]	Socorro Independent School District GO	5.000%	8/15/34	4,605	5,226
[16]	Socorro Independent School District GO	5.000%	8/15/35	4,435	5,024
[16]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,868
[16]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,773
	South Texas College GO, Prere.	5.000%	8/15/23	955	989
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	4,743
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	887
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	2,809
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	784
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	3,033
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	847
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	1,833
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,366
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,380	3,274
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	3,521
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,297
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	2,819
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	627
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	226
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	569
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	463
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	480
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	234
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	364
[16]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,867
[16]	Spring Independent School District GO	5.000%	8/15/25	3,690	4,044
[16]	Spring Independent School District GO	5.000%	8/15/28	7,850	8,558
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,568
[16]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,703
[16]	Spring Independent School District GO	5.000%	8/15/32	6,165	6,715
[16]	Spring Independent School District GO	5.000%	8/15/33	8,565	9,514
[16]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,984
[16]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,665
[16]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,670
[16]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,538
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	674
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,516
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,122
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,585
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,044
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,365
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,675
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,646
	Tarrant County College District GO	5.000%	8/15/30	6,915	8,316
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	935	946
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	965
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	590
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,811
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,351
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	4,615
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	6,892
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,329
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	927
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,000	3,552
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,875
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	3,006
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,084
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,087
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,563
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,029
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	555	633
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,031
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	820
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,900	2,140
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,031
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	3,055	3,031
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,830	1,800
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.880%	8/1/22	1,300	1,300
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.880%	8/1/22	5,775	5,775
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.250%	10/1/23	21,880	22,762
	Tarrant County TX	5.000%	7/15/31	500	606
	Tarrant County TX	5.000%	7/15/32	500	603
	Tarrant County TX	4.000%	7/15/40	5,340	5,556
	Tarrant County TX	4.000%	7/15/41	2,055	2,126
	Tarrant County TX	4.000%	7/15/42	4,050	4,179
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	4,565	5,267
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	5,644
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/30	2,735	3,041
[16]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,558
[16]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Temple TX Independent School District GO	4.000%	2/1/42	3,000	3,100
	Texas A&M University College & University Revenue, Prere.	5.000%	5/15/23	750	771
[16]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,535
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,000	10,010
	Texas GO	5.000%	8/1/22	885	885
	Texas GO	5.000%	8/1/22	200	200
	Texas GO	5.000%	10/1/24	2,020	2,133
	Texas GO	5.000%	10/1/24	20,700	22,171
	Texas GO	5.000%	4/1/25	3,855	4,187
	Texas GO	5.000%	4/1/25	10,050	10,607
	Texas GO	5.000%	10/1/25	33,710	36,135
	Texas GO	5.000%	4/1/26	13,560	14,289
	Texas GO	5.000%	10/1/26	8,000	8,561
	Texas GO	5.000%	10/1/27	2,000	2,195
	Texas GO	5.000%	10/1/30	17,430	19,871
	Texas GO	5.000%	4/1/32	15,000	16,432
	Texas GO	5.000%	10/1/32	12,225	13,859
	Texas GO	5.000%	4/1/33	5,000	5,466
	Texas GO	4.000%	10/1/33	3,500	3,708
	Texas GO	5.000%	10/1/33	7,560	8,535
	Texas GO	5.000%	4/1/34	4,010	4,377
	Texas GO	5.000%	10/1/34	11,795	13,272
	Texas GO	5.000%	8/1/35	1,000	1,186
	Texas GO	5.000%	4/1/36	13,000	14,179
	Texas GO	5.000%	4/1/36	19,300	21,051
	Texas GO	5.000%	8/1/36	1,585	1,876
	Texas GO	5.000%	10/1/36	55,945	60,693
	Texas GO	5.000%	4/1/37	8,000	8,723
	Texas GO	5.000%	8/1/37	1,000	1,180
	Texas GO	5.000%	4/1/38	4,300	4,687
	Texas GO	5.000%	4/1/39	10,450	11,386
	Texas GO VRDO	1.470%	8/3/22	10,000	10,000
	Texas GO, ETM	5.000%	8/1/22	1,000	1,000
	Texas GO, Prere.	4.000%	4/1/24	5,000	5,189
	Texas GO, Prere.	5.000%	4/1/24	32,025	33,773
	Texas GO, Prere.	5.000%	4/1/24	10,015	10,562
	Texas GO, Prere.	4.000%	10/1/24	3,500	3,667
	Texas GO, Prere.	5.000%	10/1/24	5,320	5,690
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,063
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,474
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,449
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,065	5,551
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	8,585	9,430
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	15,840	17,408
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	36,830	40,616
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	15,245	16,843
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/22	4,090	4,135

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,710
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	20,475	22,131
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	5,169
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	2,000	2,211
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,000	11,316
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	6,250	6,414
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	3,136
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,250	4,349
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,634
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	1,125	1,228
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	9,308
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	12,181
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	15,186
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,655
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	500	540
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	10,273
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	7,059
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	8,370	8,432
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,435
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	3,175	3,409
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	7,100
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,889
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	5,000	4,949
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	7,254
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	6,019
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	190	187
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	9,900	9,868
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,685
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	3,000	2,939
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	2,115
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,662
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,526
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,227
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/32	1,000	996
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,675
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,737
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,613
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,115
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,882
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,648
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	765	781
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,215	1,240
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	30,870
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	22,325	23,931
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	10,800	11,887
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	5,002
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,367
	Texas Water Development Board	5.000%	10/15/31	10,000	11,127
	Texas Water Development Board	4.000%	10/15/32	4,300	4,558
	Texas Water Development Board	4.000%	10/15/33	10,000	10,535
	Texas Water Development Board	4.000%	10/15/34	4,950	5,192
	Texas Water Development Board	5.000%	10/15/34	5,000	5,527
	Texas Water Development Board Water Revenue	5.000%	8/1/22	225	225
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,653
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	6,771
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	5,994
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	2,944
	Texas Water Development Board Water Revenue	5.000%	10/15/25	420	463
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	14,558
	Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,343
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	11,294
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,878
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,748
	Texas Water Development Board Water Revenue	5.000%	8/1/30	1,000	1,204
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,605	6,428
	Texas Water Development Board Water Revenue	5.000%	10/15/31	8,090	8,826
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,000	5,697
	Texas Water Development Board Water Revenue	5.000%	4/15/32	5,225	6,190
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,000	7,521
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,473
	Texas Water Development Board Water Revenue	4.000%	10/15/33	9,000	9,650
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,862
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	4,184
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	6,252
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	19,714
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	6,120
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	6,363
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	37,389
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	9,416
	Texas Water Development Board Water Revenue	4.000%	10/15/35	4,740	5,062
	Texas Water Development Board Water Revenue	4.000%	10/15/36	8,690	9,114
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	4,062
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,675
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,640
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,529
[16]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,067
[16]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,128
	Travis County TX GO	5.000%	3/1/27	2,510	2,781
	Travis County TX GO	5.000%	3/1/28	6,180	6,828
	Travis County TX GO	5.000%	3/1/31	5,100	5,938
	Travis County TX GO	5.000%	3/1/33	15,910	18,357
	Travis County TX GO	5.000%	3/1/37	8,930	10,190
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,765
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/30	2,845	3,408
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/32	1,800	1,990
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/33	1,550	1,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,659
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	4,009
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	5,108
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,476
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,523
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,877
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,976
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/30	1,885	2,068
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/31	1,990	2,190
[16]	Tyler Independent School District GO	5.000%	2/15/26	1,015	1,096
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,753
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,527
	University of Houston College & University Revenue	5.000%	2/15/29	1,210	1,328
	University of Houston College & University Revenue	5.000%	2/15/30	2,500	2,946
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	9,269
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	5,051
	University of Houston College & University Revenue	3.000%	2/15/32	12,375	12,491
	University of Houston College & University Revenue	4.000%	2/15/32	11,375	11,940
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,317
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	10,344
	University of Houston College & University Revenue	4.000%	2/15/33	10,000	10,443
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,420
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	10,644
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	15,513
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	16,177
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,096
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,102
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,517
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,237
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,792
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,226
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,998
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,326
	University of Texas System College & University Revenue	5.000%	8/15/22	2,915	2,919
	University of Texas System College & University Revenue	5.000%	8/15/22	1,000	1,001
	University of Texas System College & University Revenue	5.000%	8/15/22	1,700	1,702
	University of Texas System College & University Revenue	5.000%	8/15/22	5,030	5,037
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	4,123
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,235
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	11,140
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	6,189
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	7,328
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	6,922
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	2,879
	University of Texas System College & University Revenue	5.000%	8/15/33	10,495	12,166
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	5,000	5,007
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	4,180	4,186
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/29	1,500	1,728
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/31	1,500	1,752
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/32	3,730	4,298
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/33	2,000	2,293
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/34	1,500	1,712
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/35	1,500	1,705
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,698
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,202
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,272
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,167
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	1,013
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,547
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,640
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,745
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,269
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,772
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,347
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,566
	Williamson County TX GO	5.000%	2/15/23	6,000	6,016
	Williamson County TX GO, Prere.	5.000%	2/15/25	7,305	7,901
[16]	Wylie Independent School District GO	5.000%	8/15/32	2,515	2,918
[16]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,534
[16]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,956
[16]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,920
[16]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,279
[16]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,570
					6,500,425
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	7,906
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,969
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	2,059
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/32	4,080	4,368
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,726
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,258
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,188
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/36	3,345	3,475
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,677
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,460	2,512
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	4,640	4,668
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	250	251
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,246
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	2,005
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	2,000	2,141
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	2,000	2,137
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,650
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,398
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,964
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,980

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,411
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	4,250	5,115
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	5,000	5,985
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	4,064
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,433
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,669
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,857
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	15,608
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	13,000	14,939
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,072
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,062
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,428
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/36	1,000	1,039
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,486
Metropolitan Water District of Salt Lake & Sandy Water Revenue	4.000%	7/1/31	1,500	1,685
Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/33	2,750	3,368
Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/35	1,300	1,619
Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	1,000
Ogden City UT Sewer & Water Revenue, Prere.	5.000%	6/15/23	100	103
Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,605	1,876
Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	5,572
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,233
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,202
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,109
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,202
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,383
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,281
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,992
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,893
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,422
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,758

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/33	1,120	1,286
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,316
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,198
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,187
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,889
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,399
Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,242
University of Utah College & University Revenue	5.000%	8/1/27	850	975
University of Utah College & University Revenue	5.000%	8/1/28	565	658
University of Utah College & University Revenue	5.000%	8/1/28	750	873
University of Utah College & University Revenue	5.000%	8/1/29	555	655
University of Utah College & University Revenue	5.000%	8/1/29	625	737
University of Utah College & University Revenue	5.000%	8/1/30	540	646
University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,186
University of Utah College & University Revenue	5.000%	8/1/35	1,405	1,650
University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,041
University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,611
University of Utah College & University Revenue	4.000%	8/1/41	1,200	1,234
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,060	4,072
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,260	4,273
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	774
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,212
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,545
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,393
Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,000	1,008
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,197
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,553
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,309
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,287
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	354
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	489
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	326
	Utah State University College & University Revenue	4.000%	12/1/32	1,295	1,406
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,952
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,982
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	2,020
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,529
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,542
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,637
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,892
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,126
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,434
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,455
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	7,290
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	4,927
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	11,273
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	11,470
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,754
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	669
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	266
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	287
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	333
					275,740
Vermont (0.1%)
	University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	1,660	1,666
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,304
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,766
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,982
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	2,950	2,707
	Vermont Educational & Health Buildings Financing Agency College & University Revenue	5.000%	11/1/31	4,130	4,156
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,249
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,480
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,607
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,790
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,926
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	8,430
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,601
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	4,094
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,680
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,611
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/31	2,265	2,565
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,723
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,111
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,242
					55,052
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	860	895
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	2,160	2,268
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	3,240	3,424
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	3,011
					9,598
Virginia (1.6%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	703
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	796
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	789
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	837
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,333
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,203
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,099
	Arlington County VA GO	5.000%	8/15/22	250	250
	Arlington County VA GO	5.000%	8/15/25	2,445	2,679
	Arlington County VA GO, Prere.	5.000%	8/1/22	600	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,604
	Chesapeake VA GO	5.000%	8/1/26	3,670	4,126
	Commonwealth of Virginia GO	4.000%	6/1/24	10,145	10,346
	Culpeper VA GO	5.000%	8/1/23	150	155
[5]	Cutalong II Community Development Authority District Special Assessment	4.250%	3/1/42	3,325	2,946
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	350	421
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	1,000	1,063
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,205	1,276
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,562
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	2,000	2,141
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	5,130
	Fairfax County VA GO	4.000%	10/1/25	4,000	4,274
	Fairfax County VA GO	5.000%	10/1/25	4,000	4,285
	Fairfax County VA GO	5.000%	10/1/25	5,000	5,480
	Fairfax County VA GO	5.000%	10/1/26	4,285	4,589
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,612
	Fairfax County VA GO	4.000%	10/1/30	11,420	12,278
	Fairfax County VA GO	5.000%	10/1/30	6,000	6,903
	Fairfax County VA GO	4.000%	10/1/31	11,420	12,238
	Fairfax County VA GO	5.000%	10/1/31	8,075	9,255
	Fairfax County VA GO	4.000%	10/1/32	10,000	10,686
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,575
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	9,500	10,597
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/37	7,260	8,367
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	564
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	278
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,635
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,700
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,459
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,228
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	3,205	3,577
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	210
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	790	715
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	972
[8]	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	690	633
[8]	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,115	992
	Loudoun County VA GO	5.000%	12/1/22	1,020	1,032
	Loudoun County VA GO	3.000%	12/1/32	7,535	7,537
	Loudoun County VA GO	3.000%	12/1/33	7,535	7,461
	Loudoun County VA GO	3.000%	12/1/34	3,770	3,700
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,904
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/28	1,805	1,971
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/29	2,030	2,231
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/30	2,605	2,881
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/31	1,500	1,643
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/32	780	851
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/34	1,320	1,408
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/35	1,155	1,221
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/36	1,475	1,546
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,789
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	1,842
	Newport News VA GO	5.000%	8/1/29	2,970	3,373
	Newport News VA GO	4.000%	2/1/30	1,000	1,109
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	4,725	5,459
	Norfolk VA GO	5.000%	8/1/31	3,850	4,451
	Norfolk VA GO	4.000%	3/1/36	1,200	1,271
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	2,937
	Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	4,710
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	5,709
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,136
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,136
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,204
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,204
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,136
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,204
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	4,313
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,903
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,691
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,675
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	6,382
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,777
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	8,165
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,494
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	17,529
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,812
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,235
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,155
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,222
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,331
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,445
[5]	Peninsula Town Center Community Development Authority	4.500%	9/1/28	725	705
[5]	Peninsula Town Center Community Development Authority	5.000%	9/1/37	1,750	1,737
	Richmond VA GO, Prere.	5.000%	3/1/23	4,525	4,618
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,406
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	700	726
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,520	1,568
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,550	1,594
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	2,043
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,075
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,848
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,628
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,674
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,057
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,633
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,625
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,255
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	788
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,033
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,185
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,240

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	742
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,415
Virginia Beach VA GO	5.000%	5/1/24	4,300	4,549
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	21,303
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	33,324
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	5,539
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/30	4,080	4,303
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	12,000	12,142
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	21,035
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	18,829
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	21,758
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	6,818
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	9,303
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	6,771
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	8,209
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	2,925	2,733
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	16,065	17,242
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	25,292
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	100	102
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/32	5,000	5,866
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/32	5,000	5,834
Virginia College Building Authority College & University Revenue	5.000%	9/1/22	3,630	3,640
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	100	104
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	5,980	6,706
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,824
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,908
Virginia College Building Authority College & University Revenue	4.000%	9/1/36	6,500	6,723
Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,528
Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/22	14,370	14,412
Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/26	105	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	9,060	9,493
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	25,665	23,749
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	21,370	19,606
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	11,000	10,002
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	4,771
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	5,118
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	6,051
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	7,053
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	11,297
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,020	11,711
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,855	12,450
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	9,323
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,424
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	8,506
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,243
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,337
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	7,876
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	10,303
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	4,016
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/29	8,465	9,473
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	2,000	2,234
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/22	105	105
[18]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	16,695
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	16,805
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	11,486
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	15,005
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,265	11,882
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,175	13,999
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,790	2,802
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,040	5,062

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,100	2,109
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,800	1,808
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,035	5,057
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,000	2,009
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,260	5,283
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,545	1,552
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	3/15/23	100	102
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/23	190	195
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,039
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,932
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,054
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,832
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,029
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,522
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	2,101
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,972
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,399
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,263
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	25,000	26,289
Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	6,100	7,115
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	807
Virginia Public School Authority Intergovernmental Agreement, Prere.	5.000%	8/1/22	150	150
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	125	125
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	7,037
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	6,325
Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	5,674

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	12,180
Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	9,527
Virginia Public School Authority Lease Revenue	4.000%	3/1/31	5,795	6,256
Virginia Public School Authority Lease Revenue	3.000%	8/1/31	4,200	4,248
Virginia Public School Authority Lease Revenue	4.000%	3/1/32	5,795	6,225
Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	5,587
Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	5,386
Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	3,656
Virginia Public School Authority Lease Revenue	2.000%	8/1/39	1,510	1,136
Virginia Public School Authority Lease Revenue	2.000%	8/1/40	2,050	1,516
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	8,500	8,551
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	7,870	7,917
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	10,387
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,725
Virginia Resources Authority Lease Revenue	4.000%	11/1/22	150	151
Virginia Resources Authority Lease Revenue	5.000%	11/1/29	3,030	3,622
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	187
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	106
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	7,290	7,355
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	2,009
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	5,000	5,218
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,125
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	5,000	5,087
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,420	23,200
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,182
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,281
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,640
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,162
Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,720
				1,192,560
Washington (2.4%)
Auburn School District No. 408 of King & Pierce Counties	3.000%	12/1/40	1,345	1,199
Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,248
Bellevue WA GO	5.000%	12/1/29	1,500	1,790
Bellevue WA GO	5.000%	12/1/31	1,000	1,223
Bellevue WA GO	4.000%	12/1/35	1,580	1,708
Bellevue WA GO	4.000%	12/1/36	1,225	1,316
Bellevue WA GO	4.000%	12/1/37	1,100	1,179
Bellevue WA GO	4.000%	12/1/38	1,015	1,077
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/26	400	448

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	803
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	1,390	1,642
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	895
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	725
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/32	650	779
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/33	600	715
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	742
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	826
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	853
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	935
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	667
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	721
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	748
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	801
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,214
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,487
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,367
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,300	1,451
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,873
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,794
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	3,042
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,854
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,306
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	7,073
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,361
Clark & Skamania Counties School District No. 112-6 Washougal GO	5.000%	12/1/22	100	101
Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	9,061
Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,647
Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,905
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	3,840	3,961
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,690
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,250	9,736
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/31	10,150	10,670
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	5,025	5,277
Energy Northwest Nuclear Revenue	5.000%	7/1/24	5,520	5,867
Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	43,106
Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,505
Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,087
Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	9,605
Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	6,838

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	29,255
Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,801
Energy Northwest Nuclear Revenue	5.000%	7/1/35	10,090	12,112
Energy Northwest Nuclear Revenue	5.000%	7/1/38	42,585	48,574
Energy Northwest Nuclear Revenue	5.000%	7/1/41	1,230	1,421
Energy Northwest Nuclear Revenue	4.000%	7/1/42	2,000	2,035
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	19,010	20,127
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	10,000	11,973
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	23,821
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	19,684
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	13,010	13,736
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,871
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,129
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,068
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,279
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,677
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,730
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	191
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	275
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	193
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,249
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	11,246
King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	991
King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,760
King County School District No. 401 Highline GO	5.000%	12/1/25	13,000	13,140
King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,634
King County School District No. 405 Bellevue GO	5.000%	12/1/22	3,035	3,071
King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	945
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,307
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,480
King County WA GO	5.000%	12/1/22	1,320	1,336
King County WA GO	5.000%	12/1/22	1,155	1,169
King County WA GO	4.000%	12/1/34	2,150	2,238
King County WA GO VRDO	1.890%	8/1/22	1,250	1,250
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,419
King County WA Sewer Revenue	4.000%	7/1/32	5,460	5,750
King County WA Sewer Revenue	4.000%	7/1/33	12,500	13,105
King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,093

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/32	1,025	1,101
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,658
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,639
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,638
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,148
North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,174
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/22	150	152
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	12,071
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	1,027
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,563
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,283
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,783
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,915
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,611
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,251
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,119
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,060
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	8,650	8,662
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,884
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	7,485	7,495
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,141
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,280
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	8,000	8,010
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,560	5,567
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,896
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/37	6,730	7,109
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,469
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	10,625
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,873
Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/22	240	243
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,138
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/22	100	100
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,036
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.580%	11/1/26	12,000	11,864
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,887
	Skagit County Public Hospital District No. 1 GO, Prere.	5.000%	12/1/22	100	101
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,363
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,899
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,404
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	3,898
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/30	3,000	3,158
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/31	3,650	3,841
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/22	175	177
	Spokane County WA GO, Prere.	5.000%	12/1/22	100	101
	Spokane WA Water & Wastewater Water Revenue	3.000%	12/1/26	2,900	2,970
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	8,990	9,020
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,847
	Thurston County School District No. 111 Olympia GO	4.000%	12/1/32	3,150	3,385
	University of Washington College & University Revenue	5.000%	12/1/28	955	1,067
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	27,362
	Washington	5.000%	2/1/38	11,000	12,954
	Washington	5.000%	2/1/40	10,855	12,715
	Washington	5.000%	2/1/41	7,335	8,550
	Washington COP	5.000%	7/1/36	5,135	5,734
	Washington COP	5.000%	7/1/37	5,385	6,005
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,508
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,639
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,312
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,555
	Washington GO	5.000%	8/1/22	5,470	5,470
	Washington GO	5.000%	8/1/22	185	185
	Washington GO	5.000%	8/1/22	100	100
	Washington GO	5.000%	8/1/23	5,435	5,435
	Washington GO	5.000%	8/1/24	2,375	2,457
	Washington GO	5.000%	7/1/25	50,585	53,724
	Washington GO	5.000%	7/1/25	10,000	10,940
	Washington GO	4.000%	7/1/26	10,000	10,830
	Washington GO	4.000%	7/1/26	25,000	27,075

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/26	6,175	6,175
Washington GO	5.000%	8/1/26	12,370	13,891
Washington GO	5.000%	7/1/27	8,655	9,302
Washington GO	5.000%	7/1/27	14,900	16,013
Washington GO	5.000%	7/1/27	5,010	5,384
Washington GO	5.000%	8/1/27	7,495	8,186
Washington GO	5.000%	8/1/27	14,675	16,873
Washington GO	5.000%	6/1/28	3,400	3,963
Washington GO	4.000%	7/1/28	40,000	44,467
Washington GO	4.000%	7/1/28	8,000	8,893
Washington GO	5.000%	7/1/28	19,745	21,176
Washington GO	5.000%	8/1/28	7,050	7,680
Washington GO	5.000%	8/1/28	20,210	22,017
Washington GO	5.000%	2/1/29	8,845	10,427
Washington GO	5.000%	6/1/29	3,215	3,811
Washington GO	4.000%	7/1/29	9,000	9,155
Washington GO	5.000%	2/1/30	8,545	8,902
Washington GO	5.000%	2/1/30	13,740	14,733
Washington GO	5.000%	6/1/30	2,800	3,369
Washington GO	5.000%	7/1/30	8,015	8,567
Washington GO	5.000%	7/1/30	6,975	7,637
Washington GO	5.000%	8/1/30	11,495	13,011
Washington GO	4.000%	7/1/31	23,685	24,624
Washington GO	5.000%	7/1/31	4,100	4,379
Washington GO	5.000%	7/1/31	12,950	13,832
Washington GO	5.000%	8/1/31	13,860	14,636
Washington GO	5.000%	8/1/31	14,890	16,779
Washington GO	5.000%	8/1/31	22,640	25,512
Washington GO	5.000%	8/1/32	25,000	25,774
Washington GO	5.000%	8/1/32	26,855	30,181
Washington GO	5.000%	8/1/33	6,800	7,008
Washington GO	5.000%	8/1/33	5,020	5,543
Washington GO	5.000%	8/1/34	11,640	11,992
Washington GO	5.000%	8/1/34	5,015	5,530
Washington GO	5.000%	8/1/35	2,530	2,786
Washington GO	4.000%	7/1/36	8,085	8,637
Washington GO	5.000%	8/1/36	10,000	11,343
Washington GO	5.000%	8/1/37	10,005	11,325
Washington GO	5.000%	8/1/37	15,000	15,822
Washington GO	5.000%	2/1/38	12,245	13,028
Washington GO	5.000%	8/1/38	18,960	21,358
Washington GO	5.000%	8/1/38	13,780	14,532
Washington GO	5.000%	8/1/38	2,000	2,193
Washington GO	5.000%	2/1/39	12,860	13,669
Washington GO	5.000%	8/1/39	6,110	6,690
Washington GO	5.000%	8/1/41	1,560	1,808
Washington GO	5.000%	8/1/42	2,500	2,762
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,225
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,196
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,841
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,203
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,841
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,771
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	500
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,279
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,212
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	2,798
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	5,021
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,368
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	655
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,387
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,846
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	3,813
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	3,897
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,712
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	470
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,552
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,973
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,804
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	2,084
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	370
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,533
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	1,950
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,417
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,430
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,210
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	254
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,921
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,407
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,402
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,202
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,801

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,907
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,577
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	666
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,183
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	551
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	10,320
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	440
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	21,024
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	549
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,823
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	821
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,551
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	4,305
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,091
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,500	4,833
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,306
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,086
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,270
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	7,650	8,097
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,000	8,600
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	34,365	36,961
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,562
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,805
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,103
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,398
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,968
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,397

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,066
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,340
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,369
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,296
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,055
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,047
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,417
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,588
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/29	1,270	1,464
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/30	1,330	1,552
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/31	1,395	1,648
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/32	1,460	1,607
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,654
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,699
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,747
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,844
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,381
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	664
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,739
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	731
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,775
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	53,312	50,600
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	726
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	42,915	42,528
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	274
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	308
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	266
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	77
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,706
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	571
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	988
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,069
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,709
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,395
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	921
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	746
					1,772,289
West Virginia (0.5%)
[4]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,929
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,349
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,205
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,489
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/22	5,160	5,176
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,510
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	7,229

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	5,382
West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,356
West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,373
West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,048
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,978
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,720
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,680
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	7,448
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,708
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	8,294
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,583
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,260
West Virginia GO	5.000%	12/1/33	10,060	11,414
West Virginia GO	5.000%	12/1/35	16,375	18,471
West Virginia GO	5.000%	6/1/36	14,890	16,817
West Virginia GO	5.000%	6/1/37	2,940	3,294
West Virginia GO	5.000%	12/1/37	16,020	18,230
West Virginia GO	5.000%	6/1/38	13,920	15,763
West Virginia GO	5.000%	12/1/38	16,835	19,065
West Virginia GO	5.000%	6/1/39	17,255	19,387
West Virginia GO	5.000%	12/1/39	17,685	19,870
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,005
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,702
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,504
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,757
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,005
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,736
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,005
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,890
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,934
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,139
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,311
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,679
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,177
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,244
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,135
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,691
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,596
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,303
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,315
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,660
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	6,049
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	7,115
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,551
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,423
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,993
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,937
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,547
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,596
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,253
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,284
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,141
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,285
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,682
West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,925
West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	5,500	5,634
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	2,890
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,087
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,293
West Virginia University College & University Revenue (West Virginia University Project), Prere.	5.000%	10/1/22	175	176
West Virginia University College & University Revenue PUT	5.000%	10/1/29	23,525	26,704
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,913
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/31	3,435	3,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,908
					398,099
Wisconsin (1.6%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	2,020
	Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,138
	Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,137
	Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,602
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,602
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,600
	Dane County WI GO	2.000%	4/1/29	320	306
	Dane County WI GO	2.000%	4/1/30	265	247
	Eau Claire County WI GO	5.000%	9/1/29	1,055	1,247
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,835
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,970
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	4,121
	Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,140
	Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,745
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,922
	Madison WI GO	4.000%	10/1/26	6,540	7,107
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,563
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	12,270
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,770
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/22	1,060	1,066
	Milwaukee Metropolitan Sewerage District GO	5.250%	10/1/22	2,690	2,707
[4]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,858
	Milwaukee WI GO	5.000%	4/1/29	7,000	8,026
	Milwaukee WI GO	5.000%	4/1/29	6,105	7,000
	Milwaukee WI GO	5.000%	4/1/29	8,810	10,101
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,114
	Milwaukee WI GO	5.000%	4/1/30	8,820	10,223
	Milwaukee WI GO	5.000%	4/1/31	3,070	3,478
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,452
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,771
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,671
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/34	1,175	1,365
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/35	825	956
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	722
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	2,096
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,685
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,510
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/30	300	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,090	1,077
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	969
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/42	1,760	1,544
[5]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	1,073
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,059
[5]	Public Finance Authority College & University Revenue	4.000%	4/1/32	915	904
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,198
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,639
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	287
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,280
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,710
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,198
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,695	5,198
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	7,379
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,595	2,903
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,125
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,542
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,126
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	279
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	849
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	8,098
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,452
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	225
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	267
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	834
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,435
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	385
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	801
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,739

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	444
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	388
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	548
Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	10,122
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,256
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	674
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	420
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	656
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,310	1,313
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,533
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	761
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,655
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,285
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	670
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	791
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,313
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	7,017
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	381
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,084
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	4,865	4,822
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	385
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	433
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,183
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	444
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,797
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	561
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,266
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,966
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	369
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,297
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,838
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,145
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	795
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	471
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	18,465	19,916
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	500	500
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,994
[9]	Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, ETM	5.500%	12/15/22	5,000	5,073
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,090
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,409
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,145
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,439
	Verona Area School District GO	5.000%	4/1/26	3,485	3,875
	West De Pere School District GO	5.000%	4/1/30	3,820	4,409
	West De Pere School District GO	4.000%	4/1/31	3,245	3,510
	Wisconsin Appropriations Revenue	5.000%	5/1/35	1,030	1,121
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	842
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	317
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	844
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	462
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,777
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	752
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	989
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,092
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,724
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	910
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,319
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	983
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,970
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	907
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,408
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,276
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,723
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,951
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	6,009
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	7,811
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	13,325	15,059
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	6,659
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	8,572
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	8,982
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	9,416
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,726
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	4,440	4,720
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,700	3,933
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,279
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	6,963
[8]	Wisconsin GO	5.000%	5/1/24	14,600	15,141
	Wisconsin GO	5.000%	5/1/27	4,000	4,282
	Wisconsin GO	5.000%	5/1/28	4,500	5,258
	Wisconsin GO	5.000%	11/1/28	30,170	34,258
	Wisconsin GO	5.000%	5/1/29	16,840	18,161
	Wisconsin GO	5.000%	5/1/29	4,000	4,754
	Wisconsin GO	5.000%	11/1/29	3,210	3,631
	Wisconsin GO	5.000%	5/1/30	7,760	8,354
	Wisconsin GO	5.000%	11/1/31	5,150	5,793
	Wisconsin GO	5.000%	5/1/32	9,870	11,328
	Wisconsin GO	4.000%	5/1/33	11,520	12,248
	Wisconsin GO	5.000%	5/1/33	10,475	11,507
	Wisconsin GO	5.000%	5/1/33	10,340	11,723
	Wisconsin GO	5.000%	5/1/34	5,000	5,360
	Wisconsin GO	5.000%	5/1/34	12,500	13,708
	Wisconsin GO	5.000%	5/1/34	11,020	12,085
	Wisconsin GO	5.000%	5/1/34	11,905	13,208
	Wisconsin GO	5.000%	5/1/34	7,000	7,865
	Wisconsin GO	4.000%	11/1/34	4,000	4,237
	Wisconsin GO	5.000%	5/1/35	13,090	14,026
	Wisconsin GO	5.000%	5/1/35	15,040	16,470
	Wisconsin GO	5.000%	5/1/35	10,600	11,608
	Wisconsin GO	5.000%	5/1/36	24,590	26,301
	Wisconsin GO	5.000%	5/1/36	21,325	22,809
	Wisconsin GO	5.000%	5/1/36	15,830	17,318
	Wisconsin GO	5.000%	5/1/36	11,195	12,247
	Wisconsin GO	5.000%	5/1/36	14,385	15,889
	Wisconsin GO	5.000%	5/1/37	12,500	13,773
	Wisconsin GO	5.000%	5/1/38	11,000	12,108
	Wisconsin GO	4.000%	5/1/39	5,000	5,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO, Prere.	5.000%	5/1/23	5,055	5,185
	Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,466
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	700	704
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,865	1,876
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,500	1,509
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,146
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	1,660	1,670
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,650	1,657
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	12,055
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,951
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	1.960%	8/1/22	2,500	2,500
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,105
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	959
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	1,031
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,412
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,583
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,703
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	1,016
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	1,040
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,818
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,229
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,114
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	168
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	946

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,545
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,814
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	198
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,287
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	900
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,646
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	227
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	405	396
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,535
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,818
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,897
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	310
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,238
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,716
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	335
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,726
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,449
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	5,266
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,529
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,211
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	730

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,471
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,342
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	453
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,347
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	51,466
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,243
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,396
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,303
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	39,473
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	766
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,775
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,866
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	7,182
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,589
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,778
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,649
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	1,460	1,358
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	5,991
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,287
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	9,856
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	3,095	3,108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,430
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	1.880%	7/26/23	1,000	997
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,950	5,958
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	500	501
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	2,815
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,440
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	500	487
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	350	328
[3]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.150%	1.480%	12/2/24	4,545	4,515
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,095
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,634
					1,173,126
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	270
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	268
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	316
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	288
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	259
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	258
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	205
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	142
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	162
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	23,188
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,077
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,177
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,251
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,189
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,641
					32,851
Total Tax-Exempt Municipal Bonds (Cost $74,020,273)					72,576,929

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[19]	Vanguard Municipal Cash Management Fund (Cost $919,334)	1.289%	9,192,402	919,332
Total Investments (100.1%) (Cost $74,939,607)				73,496,261
Other Assets and Liabilities—Net (-0.1%)				(54,704)
Net Assets (100%)				73,441,557
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $975,430,000, representing 1.3% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Non-income-producing security—security in default.
18	Securities with a value of $7,235,000 have been segregated as initial margin for open futures contracts.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2022	(1,286)	(168,788)	(2,292)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	72,576,929	—	72,576,929
Temporary Cash Investments	919,332	—	—	919,332
Total	919,332	72,576,929	—	73,496,261
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,292	—	—	2,292
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.